As filed with the Securities and Exchange Commission on March 18, 1998

                                                           File Nos.   333-41461
                                                                       811-8529

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          POST-EFFECTIVE AMENDMENT NO. 1

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 4

                                 MEMORIAL FUNDS
             (Exact Name of Registrant as Specified in its Charter)

                   Two Portland Square, Portland, Maine 04101
                     (Address of Principal Executive Office)


        Registrant's Telephone Number, Including Area Code: 207-879-1900
                               Max Berueffy, Esq.
                         Forum Financial Services, Inc.
                               Two Portland Square
                              Portland, Maine 04101
                     (Name and Address of Agent for Service)

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                                 Seward & Kissel
                               1200 G Street, N.W.
                             Washington, D.C. 20005



It is proposed that this filing will become effective:
     __X__    immediately upon filing pursuant to Rule 485, paragraph (b)
     _____    on  ______________  pursuant  to Rule 485,  paragraph  (b)
     _____    60 days after filing pursuant to Rule 485,  paragraph (a)(i)
     _____    75 days after filing pursuant to Rule 485,  paragraph (a)(ii)
     _____    on [ ] pursuant to Rule 485, paragraph (a)(ii)

     _____    this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no fee is payable herewith.

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART A
 (Prospectus offering Trust Shares of Government Bond Fund, Corporate Bond Fund,
                    Growth Equity Fund and Value Equity Fund)

FORM N-1A                                                       LOCATION IN PROSPECTUS
ITEM NO.                                                               (CAPTION)
---------                                                       ----------------------

Item 1.             Cover Page:                                 Cover Page

Item 2.             Synopsis:                                   Prospectus Summary

Item 3.             Condensed Financial
                    Information:                                Not Applicable

Item 4.             General Description
                    of Registrant:                              Prospectus Summary; Investment Objectives and
                                                                Policies; Detailed Description of Funds'
                                                                Investments, Strategies and Risks;
                                                                Other Information

Item 5.             Management of the Fund:                     Prospectus Summary; Management

Item 6.             Capital Stock and
                    Other Securities:                           Investment Objectives and Policies; Detailed
                                                                Description of Funds' Investment Investments,
                                                                Strategies and Risks; Dividends and Tax Matters;
                                                                Other Information - The Trust and its Shares

Item 7.             Purchase of Securities
                    Being Offered:                              How to Buy Shares; Other Shareholder Services;
                                                                Other Information - Determination of Net Asset
                                                                Value; Management

Item 8.             Redemption or Repurchase
                    of Shares:                                  How to Sell Shares; Other Shareholder Services

Item 9.             Pending Legal Proceedings:                  Not Applicable

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART A
  (Prospectus offering Institutional Shares of Government Bond Fund, Corporate
              Bond Fund, Growth Equity Fund and Value Equity Fund)

FORM N-1A                                                       LOCATION IN PROSPECTUS
ITEM NO.                                                               (CAPTION)
---------                                                       ----------------------

Item 1.             Cover Page:                                 Cover Page

Item 2.             Synopsis:                                   Prospectus Summary

Item 3.             Condensed Financial
                    Information:                                Not Applicable

Item 4.             General Description
                    of Registrant:                              Prospectus Summary; Investment Objectives and
                                                                Policies; Detailed Description of Funds'
                                                                Investments, Strategies and Risks;
                                                                Other Information

Item 5.             Management of the Fund:                     Prospectus Summary; Management

Item 6.             Capital Stock and
                    Other Securities:                           Investment Objectives and Policies; Detailed
                                                                Description of Funds' Investment Investments,
                                                                Strategies and Risks; Dividends and Tax Matters;
                                                                Other Information - The Trust and its Shares

Item 7.             Purchase of Securities
                    Being Offered:                              How to Buy Shares; Other Shareholder Services;
                                                                Other Information - Determination of Net Asset
                                                                Value; Management

Item 8.             Redemption or Repurchase
                    of Shares:                                  How to Sell Shares; Other Shareholder Services

Item 9.             Pending Legal Proceedings:                  Not Applicable

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART B
 (Statement of Additional Information, Trust Shares and Institutional Shares of
        Government Bond Fund, Corporate Bond Fund, Growth Equity Fund and
                               Value Equity Fund)

                                                                LOCATION IN STATEMENT
FORM N-1A                                                       OF ADDITIONAL INFORMATION
ITEM NO.                                                        (CAPTION)
---------                                                       --------------------------

Item 10.            Cover Page:                                 Cover Page

Item 11.            Table of Contents:                          Cover Page

Item 12.            General Information and History:            Management; Other Information

Item 13.            Investment Objectives and
                    Policies:                                   Investment Policies; Investment Limitations

Item 14.            Management of the Registrant:               Management

Item 15.            Control Persons and
                    Principal Holders of
                    Securities:                                 Other Information

Item 16.            Investment Advisory
                    and Other Services:                         Management; Other Information - Custodian,
                                                                Counsel, Independent Auditors

Item 17.            Brokerage Allocation
                    and Other Practices:                        Portfolio Transactions

Item 18.            Capital Stock and
                    Other Securities:                           Other Information -- The Trust and Its Shares

Item 19.            Purchase, Redemption and
                    Pricing of Securities Being Offered:        Determination of Net Asset Value;
                                                                Additional Purchase and Redemption Information


Item 20.            Tax Status:                                 Taxation

Item 21.            Underwriters:                               Management

Item 22.            Calculation of
                    Performance Data:                           Performance Data

Item 23.            Financial Statements:                       Not Applicable


MEMORIAL FUNDS

TRUST SHARES

                                                                      PROSPECTUS


March 13, 1998

This Prospectus offers Trust class shares of the Government Bond Fund, Corporate Bond Fund, Growth Equity Fund and Value Equity Fund (each a "Fund" and collectively the "Funds"). The Funds are separate, diversified portfolios of the Memorial Funds (the "Trust"), a registered, open-end, management investment company.

           THIS PROSPECTUS SETS FORTH CONCISELY IMPORTANT INFORMATION
                     THAT YOU SHOULD KNOW BEFORE INVESTING.
         PLEASE READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

The Trust has filed with the Securities and Exchange Commission (the "SEC") a Statement of Additional Information ("SAI") dated March 13, 1998, as may be amended from time to time, which is available for reference on the SEC's Web Site (http.//www.sec.gov). The SAI contains more detailed information about the Trust and each of the Funds and is incorporated into this Prospectus by reference. An investor may obtain a copy of the SAI without charge by contacting the Trust's distributor, Forum Financial Services, Inc., at Two Portland Square, Portland, Maine 04101 or by calling (888) 263-5593 .

THE MEMORIAL FUNDS ARE A FAMILY OF MUTUAL FUNDS. THE SHARES OF MUTUAL FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER GOVERNMENT AGENCY.

AN INVESTMENT IN SHARES OF ANY MUTUAL FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1.  PROSPECTUS SUMMARY

HIGHLIGHTS OF THE FUNDS

The following summary is qualified in its entirety by the more detailed information contained in this Prospectus.

INVESTMENT OBJECTIVES AND POLICIES

FIXED INCOME FUNDS

The Memorial Funds includes two "Fixed Income" Funds, the GOVERNMENT BOND FUND and the CORPORATE BOND FUND. These mutual funds invest primarily in bonds and other fixed income securities. The Fixed Income Funds are designed principally for investors that seek current income.

GOVERNMENT BOND FUND seeks to provide a high level of income consistent with maximum credit protection and moderate fluctuation in principal value. The Fund will seek to achieve this objective by investing at least 90 percent of its assets in obligations issued or guaranteed as to principal and interest by the United States Government, or by its agencies or instrumentalities , including zero coupon bonds issued or guaranteed by the U.S. Treasury and mortgage-backed securities ("U.S. Government Securities"). The Fund may also invest in asset-backed securities. The Fund seeks to moderate fluctuations its volatility by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Government Bond Index.

CORPORATE BOND FUND seeks to provide as high a level of current income as is consistent with capital preservation and prudent investment risk. Under normal circumstances, the Fund will seek to attain this objective by investing at least 65% of the value of the total assets in corporate bonds. The Fund may also invest in U.S. Government Securities, mortgage-backed and asset-backed securities. The Fund intends to maintain a duration between 75 percent and 125 percent of the Lehman Brothers Aggregate Bond Index.

EQUITY FUNDS

The Memorial Funds also includes two "Equity Funds" that invest primarily in the common stock of domestic companies, the GROWTH EQUITY FUND and the VALUE EQUITY FUND. The Equity Funds will invest only in companies with a minimum market capitalization of $250 million at the time of purchase, and will seek to maintain a minimum average weighted capitalization of $5 billion. A company's market capitalization is the total market value of its outstanding common stock. Although the investment disciplines of the Equity Funds differ, they are each designed for investors seeking long term capital appreciation and able to tolerate possibly significant fluctuation in the value of their investment.

GROWTH EQUITY FUND seeks long-term capital appreciation. It will seek to achieve this objective by investing at least 65% of its assets in the common stock of domestic companies that the Fund's sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and that support internal earnings growth capability.

VALUE EQUITY FUND also seeks long-term capital appreciation. It will seek to attain this objective by investing at least 65% of its total assets in the common stock of domestic companies. Using a value approach, the Fund will seek to invest in stocks that are underpriced when measured against comparable securities, determined by price/earnings ratios, cash flows or other measures.

SOME INVESTMENT CONSIDERATIONS
AND RISK FACTORS

IN GENERAL. There is no assurance that any Fund will achieve its investment objective, and a Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in a Fund may be worth more or less than its original value. No Fund, by itself, provides a complete investment program.

All investments made by the Funds entail some risk. Among other things, the market value of any security in which the Funds may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth. Certain investments and investment techniques, however, entail additional risks, such as the potential use of leverage by certain Funds through borrowings, securities lending, and other investment techniques. (See "A Detailed Description of the Funds'
Investments, Investment Strategies and Risks.") Similarly, a Fund's use of mortgage- and asset-backed securities entails certain risks. (See "A Detailed Description of the Funds' Investments, Investment Strategies and Risks - Mortgage-Backed Securities" and " Asset-Backed Securities.")

FIXED INCOME FUNDS. The value of your investment in one or both of the Fixed Income Funds may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Funds invest. Your investment in the Corporate Bond Fund is also subject to the risk that the financial condition of an issuer of a security held by the Fund may cause it to default or become unable to pay interest or principal due on the security. To limit this risk, at least 80 percent of the Corporate Bond Fund's investments in corporate debt securities will be in securities rated A or better and the Fund will maintain a minimum average rating of A.

EQUITY FUNDS. The Equity Funds may be appropriate investments for investors who seek long term growth in their investment, but who are willing to tolerate significant fluctuations in the value of their investment in response to changes in the market value of the stocks the Funds hold. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market, or the entire market.

PORTFOLIO MANAGEMENT

INVESTMENT ADVISER. Forum Investment Advisors, LLC (the "Adviser"), serves as the investment adviser for each Fund. The Adviser's responsibilities include developing and reviewing the investment strategies and policies of each Fund, and overseeing the performance of the investment sub-advisers ("Sub-advisers") responsible for the day-to-day management of each Fund's investment portfolio. (See "Management - Investment Advisory Services.")

INVESTMENT CONSULTANT. To assist it in carrying out its responsibilities, the Adviser has retained Wellesley Group, Inc. ("Wellesley"). Wellesley provides data with which the Adviser and the Board of Trustees of the Trust ("Board") can monitor and evaluate the performance of the Funds and the Sub-advisers. If the Board determines in the future to replace one of the current Sub-advisers, or retain additional Sub-advisers to manage one or more of the Funds, Wellesley will assist the Adviser and the Board in the selection of those Sub-advisers.

INVESTMENT SUB-ADVISERS. The Adviser has retained the following Sub-advisers to render advisory services and make daily investment decisions for each Fund:

           o The portfolio of the Government Bond Fund is managed by The Northern Trust Company.

           o The portfolio of the Corporate Bond Fund is managed by Conseco Capital Management, Inc.

           o The portfolio of the Growth Equity Fund is managed by Davis Hamilton, Inc., d/b/a Davis Hamilton Jackson & Associates.

           o The portfolio of the Value Equity Fund is managed by Beutel, Goodman Capital Management.

The Adviser is also responsible for monitoring the investments and the performance of the Sub-advisers on behalf of each of the Funds. The Adviser and the Sub-advisers collectively may be referred to herein as the "Advisers." See "Management - Investment Advisory Services."

SHARES OF THE FUNDS

Each Fund currently offers two separate classes of shares:

TRUST SHARES are sold through this Prospectus and are offered primarily to individual investors and smaller fiduciary, agency and custodial clients whose investments are pooled in common or collective trusts managed by bank trust departments, trust companies or their affiliates. Trust Shares are referred to as "Shares" in this prospectus.

INSTITUTIONAL SHARES are offered by a separate prospectus. Institutional Shares are designed for large institutional investors able to make an minimum initial investment of $10 million, and are expected to incur lower expenses than Trust Shares.

Shares of each class of a Fund have identical interests in the investment portfolio of the Fund and, with certain exceptions, the same rights. (See "Other Information - The Trust and Its Shares.")

HOW TO BUY AND SELL SHARES

Shares of the Funds may be purchased or sold ("redeemed") on any weekday except days that the New York Stock Exchange is closed, normally New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas ("Fund Business Day"). The Trust's transfer agent accepts orders to buy or sell Shares between 9:00 a.m. and 6:00 p.m. (Eastern) on all Fund Business Days. Orders are executed at the net asset value of the Fund's shares next determined after an order in proper form is received.

You may buy or sell Shares by mail, by bank wire or through various financial institutions. The minimum initial investment in Shares is $5,000, or $2,000 for retirement accounts and automatic investment plans. The minimum subsequent investment is $100. (See "How to Buy Shares" and "How to Sell Shares.")

EXCHANGES

Shareholders may exchange Trust Shares for Trust Shares of the other Funds or for Institutional Service class shares of the Forum Daily Assets Government Fund, a money market fund that is a separate series of Forum Funds.
(See "Other Shareholder Services -- Exchanges.")

SHAREHOLDER FEATURES

Each Fund offers an Automatic Investment Plan, Automatic Withdrawal Plan and Directed Dividend Option. (See "Other Shareholder Services" and "Choosing a Share Class.")

DIVIDENDS AND DISTRIBUTIONS

The  Fixed  Income  Funds  declare  dividends  daily  and pay  dividends  of net investment income monthly. The Equity Funds declare and pay dividends of net investment income, if any, quarterly. Each Fund's net capital gain, if any, is distributed annually. All dividends and distributions are reinvested in additional Fund shares unless the shareholder elects to have them paid in cash. (See "Dividends and Tax Matters.")

EXPENSE INFORMATION

The following tables should help you understand the expenses that you will bear if you invest in Shares of a Fund.

SHAREHOLDER TRANSACTION EXPENSES
(APPLICABLE TO EACH FUND)

                                           GOVERNMENT          CORPORATE         GROWTH EQUITY       VALUE EQUITY
                                            BOND FUND          BOND FUND             FUND                FUND
                                           ----------          ---------         -------------       ------------
Maximum sales charge on purchase              None                None               None                None
and reinvested dividends

Maximum deferred sales charge                 None                None               None                None

Exchange Fee                                  None                None               None                None



ANNUAL FUND OPERATING EXPENSES (1)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                           GOVERNMENT          CORPORATE         GROWTH EQUITY       VALUE EQUITY
                                            BOND FUND          BOND FUND             FUND                FUND
                                           ----------          ---------         -------------       ------------

Investment Advisory Fees                      0.35%              0.35%               0.45%              0.45%

Rule 12b-1 Fees                               0.25%              0.25%               0.25%              0.25%

Other Expenses                                0.65%              0.65%               0.85%              0.85%

Total Operating Expenses                      1.25%              1.25%               1.55%              1.55%


(1) Annual Fund Operating Expenses are calculated as a percentage of each Fund's average net assets assuming average net assets of at least $7.5 million. If the average net assets of a Fund are lower in any given year, the expenses will be a higher percentage of the Fund's assets. For a further description of the various expenses associated with investing in the Funds (see "Management").

EXAMPLE

The following hypothetical example indicates the dollar amount of expenses that you would pay if you invested $1,000 in a Fund's Shares, assuming that (a) the Fund's expenses are as listed above, (b) the Fund has a 5% annual return and (c) you reinvest all dividends and distributions paid by the Fund. The example does not represent past or future expenses or return; actual expenses and return may be more or less than indicated.

                                                1 YEAR            3 YEARS
                                                ------            -------

GOVERNMENT BOND FUND                             $13              $40

CORPORATE BOND FUND                              $13              $40

GROWTH EQUITY FUND                               $16              $49

GROWTH VALUE FUND                                $16              $49

2.  INVESTMENT OBJECTIVES AND POLICIES

GOVERNMENT BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide a high level of income consistent with maximum credit protection and moderate fluctuation in principal value. There is no assurance that the Fund will achieve this objective.

INVESTMENT POLICIES. The Fund will invest at least 90 percent of its net assets in a portfolio of fixed and variable rate U.S. Government Securities, including zero coupon bonds issued or guaranteed by the U.S. Treasury and mortgage-backed securities. The Fund may invest up to 10 percent of its net assets in corporate debt securities.

The Fund may not invest more than 25 percent of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, and may not invest more than 10 percent of its total assets in the securities of any other issuer.

The Fund invests in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 12 years. The Fund seeks to moderate fluctuations in the price of its shares by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Government Bond Index, which was 5.20 years as of March 11, 1998. Duration measures the sensitivity of a debt security's price to changes in interest rates -- the longer the security's duration, the more its price will fluctuate in response to changes in interest rates. The calculation of duration is based on the present value of payments over the life of the debt obligation and takes into account call rights and other features that may shorten the debt obligation's life. Because earlier payments on a debt security have a higher present value, duration of a security, except a zero-coupon security, generally will be less than its stated maturity.

The Fund may also use options and futures contracts (both exchange-traded and over-the-counter) to attempt to reduce the overall risk of its investments ("hedge"). The Fund's ability to use these strategies may be limited by market considerations, regulatory limits and tax considerations. The Fund may write covered call and put options, buy put and call options, buy and sell interest rate and foreign currency futures contracts and buy options and write covered options on those futures contracts. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains a segregated account of liquid debt instruments with a value at all times sufficient to cover the Fund's obligations under the option. Although the Fund will not engage in these transactions for speculative purposes, there is a risk that changes in the value of a hedging instrument will not match those of the investment being hedged. For a description of these investment policies and the risks associated with them, see "A Detailed Description of the Fund's Investments, Investment Strategies and Risk Considerations."

CORPORATE BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide as high a level of current income as is consistent with capital preservation and prudent investment risk. There is no assurance that the Fund will achieve this objective.

INVESTMENT POLICIES. Under normal circumstances, the Fund will seek to attain its investment objective by investing at least 65% of the value of the total assets in corporate bonds. The Fund may also invest in U.S. Government securities and mortgage-backed and asset-backed securities of private issuers ("U.S. Government Securities").

At least 80 percent of the Fund's investments in corporate debt will be in securities that are rated, at the time of purchase, in one of the three highest rating categories by a nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's, or which are unrated and determined by the Sub-adviser to be of comparable quality. (See "A Detailed Description of the Fund's Investments, Investment Strategies and Risks - Fixed Income Securities and Their Characteristics.") No more than 5 percent of the Fund's investments will be in securities rated below investment grade, that is, below the fourth highest rating category. The Fund's portfolio of corporate debt instruments will have a minimum weighted average rating of A.

The Fund will invest primarily in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 15 years. The Fund seeks to structure the maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.47 years as of March 11, 1998. Duration measures the sensitivity of a debt security's price to changes in interest rates -- the longer the security's duration, the more its price will fluctuate in response to changes in interest rates. The calculation of duration is based on the present value of payments over the life of the debt obligation and takes into account call rights and other features that may shorten the debt obligation's life. Because earlier payments on a debt security have a higher present value, duration of a security, except a zero-coupon security, generally will be less than its stated maturity.

The Fund may invest up to 25 percent of its assets in mortgage- and asset-backed securities. The Fund may enter into "dollar roll" transactions in connection with its investments in mortgage-backed securities. The Fund may also invest in zero-coupon securities, but will limit its investment in these securities, except those issued through the U.S. Treasury's STRIPS program, to not more than 10 percent of the Fund's total assets. The Fund may also invest in securities that are restricted as to disposition under the federal securities laws (sometimes referred to as "private placements" or "restricted securities"). In addition, the Fund may not invest more than 25 percent of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury. For a discussion of these investments and the risks associated with them, see "A Detailed Description of the Funds' Investments, Investment Strategies and Risks."

The Fund may also use futures contracts and options (both exchange-traded and over-the-counter) to attempt to reduce the overall risk of its investments ("hedge"). The Fund's ability to use hedging strategies may be limited by market considerations, regulatory limits and tax considerations. The Fund may write covered call and put options, buy put and call options, buy and sell interest rate futures contracts, and buy options and write covered options on those futures contracts. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains a segregated account of liquid debt instruments with a value at all times sufficient to cover the Fund's obligations under the option. Although the Fund will not engage in these transaction for speculative purposes, there is a risk that changes in the value of a hedging instrument will not match those of the investment being hedged. For a description of these investment practices and the risks associated with them, see "A Detailed Description of the Funds' Investments, Investment Strategies and Risk Considerations."

GROWTH EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is long-term capital appreciation. There is no assurance that the Fund will achieve this objective.

INVESTMENT POLICIES. The Fund will seek to achieve its objective by investing at least 65% of its assets in the common stock of domestic companies. The Fund will only invest in companies having a minimum market capitalization of $250 million at the time of purchase, and will seek to maintain a minimum average weighted capitalization of $5 billion. A company's market capitalization is the total market value of its outstanding common stock.

The Fund will invest in the securities of issuers that its Sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund may invest in the securities of companies whose growth potential is, in the Sub-adviser's opinion, generally unrecognized or misperceived by the market. The Sub-adviser may also look to changes in a company that involve a sharp increase in earnings, the hiring of new management or measures taken to close the gap between the company's share price and takeover/asset value.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that are rated, at the time of purchase, within the four highest rating categories assigned by an NRSRO or which are unrated and determined by the Sub-adviser to be of comparable quality. Securities rated in these categories are generally considered to be investment grade securities, although Moody's indicates that securities rated Baa (the fourth highest category) have speculative characteristics. A description of the rating categories of various NRSROs is contained in the SAI.

The Fund may also use futures contracts and options (both exchange-traded and over-the-counter) to attempt to reduce the overall risk of its investments ("hedge"). The Fund's ability to use hedging strategies may be limited by market considerations, regulatory limits and tax considerations. The Fund may write covered call and put options, buy put and call options, buy and sell interest rate futures contracts, and buy options and write covered options on those futures contracts. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains a segregated account of liquid debt instruments with a value at all times sufficient to cover the Fund's obligations under the option. Although the Fund will not engage in these transaction for speculative purposes, there is a risk that changes in the value of a hedging instrument will not match those of the investment being hedged. For a description of these investment practices and the risks associated with them, see "A Detailed Description of the Funds' Investments, Investment Strategies and Risks - Futures Contracts and Options."

VALUE EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is long-term capital appreciation. There is no assurance that the Fund will achieve this objective.

INVESTMENT POLICIES. The Fund will seek to attain this objective by investing at least 65% of its total assets in common stocks of domestic companies. The Fund will only invest in companies having a minimum market capitalization of $250 million at the time of purchase, and will seek to maintain a minimum average weighted capitalization of $5 billion. A company's market capitalization is the total market value of its outstanding common stock.

Using a value approach, the Fund will seek to invest in stocks that are underpriced relative to comparable stocks, determined by price/earnings ratios, cash flows or other measures. It is expected that the Sub-adviser will rely on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-adviser will establish valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that are rated, at the time of purchase, within the four highest rating categories assigned by an NRSRO or which are unrated and determined by the Sub-adviser to be of comparable quality. Securities rated in these categories are generally considered to be investment grade securities, although Moody's indicates that securities rated Baa (the fourth highest category) have speculative characteristics. A description of the rating categories of various NRSROs is contained in the SAI.

The Fund may also use futures contracts and options (both exchange-traded and over-the-counter) to attempt to reduce the overall risk of its investments ("hedge"). The Fund's ability to use hedging strategies may be limited by market considerations, regulatory limits and tax considerations. The Fund may write covered call and put options, buy put and call options, buy and sell interest rate futures contracts, and buy options and write covered options on those futures contracts. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains a segregated account of liquid debt instruments with a value at all times sufficient to cover the Fund's obligations under the option. Although the Fund will not engage in these transaction for speculative purposes, there is a risk that changes in the value of a hedging instrument will not match those of the investment being hedged. For a description of these investment practices and the risks associated with them, see "A Detailed Description of the Funds' Investments, Investment Strategies and Risks - Futures Contracts and Options."

3.  MANAGEMENT

The business of the Trust is managed under the direction of the Board. The Board formulates the general policies of the Funds and meets periodically to review the performance of the Funds, monitor their investment activities and practices, and discuss other matters affecting the Funds and the Trust.

ADVISER

FORUM INVESTMENT ADVISORS, LLC (the "Adviser"), Two Portland Square, Portland, Maine 04101, serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for each Fund in accordance with its investment objective, reviewing the investment strategies and policies of each Fund, and advising the Board on the selection of additional Sub-advisers.

The Adviser has entered into investment sub-advisory agreements with the Sub-advisers to exercise investment discretion over the assets (or a portion of assets) of each Fund.

For its services under the Investment Advisory Agreement, the Adviser receives the following fees with respect to the Funds:

                                                   Advisory Fee
                                   (as a percentage of average daily net assets)

Government Bond Fund                                  0.35
Corporate Bond Fund                                   0.35
Growth Equity Fund                                    0.45
Value Equity Fund                                     0.45


YEAR 2000 COMPLIANT. Like other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Adviser and other service providers to the Funds do not properly process and calculate date-related information and data from and after January 2000. The Adviser has taken steps to address the Year 2000 issue with respect to the computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. The Adviser does not anticipate that the move to the Year 2000 will have a material impact on its ability to continue to provide the Funds with service at current levels.

The Adviser was incorporated under the laws of Delaware in 1987 and is registered under the Investment Advisers Act of 1940.

INVESTMENT CONSULTANT

To assist it in carrying out its responsibilities under the Investment Advisory Agreement, the Adviser has retained Wellesley Group, Inc. ("Wellesley"), 800 South Street, Waltham, Massachusetts 02154, to provide data with which the Adviser and the Board can monitor and evaluate the performance of the Funds and the Sub-advisers.

If the Board decides to add or change Sub-advisers, Wellesley will assist the Adviser and the Board in the selection of new Sub-advisers with proven long-term investment performance and philosophy best suited to the goals and objectives of the Fund for which the adviser is being considered. As a part of this selection process, Wellesley will analyze statistical information relating to investments and performance, and evaluate the risk and return profiles of the investment advisers under consideration. Wellesley will also review such qualitative factors as the advisory firm's ownership, organizational structure, business plan, client base, staff resources, investment philosophy, research capabilities, investment decision-making process, and risk management disciplines.

SUB-ADVISERS

The Adviser has retained the Sub-advisers to render advisory services and make daily investment decisions for each Fund. The Adviser makes recommendations to the Board regarding the selection and retention of these Sub-advisers. On an ongoing basis, the Adviser evaluates the Sub-advisers and reports to the Board concerning their investment results. The Adviser also reviews the investments made for the Funds by the Sub-advisers to see that they comply with the Funds' investment objectives, policies and restrictions.

The following Sub-advisers and individuals are primarily responsible for the day-to-day management of the Funds:

THE NORTHERN TRUST COMPANY ("NTC"), 50 South LaSalle Street, Chicago, Illinois 60675, manages the portfolio of the GOVERNMENT BOND FUND. NTC is a wholly-owned subsidiary of Northern Trust Corporation, a Delaware corporation that was incorporated in 1889. NTC presently manages approximately $196 billion in assets for endowments and foundations, corporations, public funds and insurance companies. Mr. James Snyder, CFA, is Chief Investment Officer and Executive Vice President for NTC. Mr. Snyder brings more than 25 years of experience managing fixed income asset and holds a Masters in Business Administration in Finance from DePaul University in Chicago, Illinois. Mr. Stephen Timbers, is President of Northern Trust Global Investments and a Member of the Management Committee of NTC. Prior to joining NTC, Mr. Timbers was President, Chief Executive Officer and Chief Investment Officer of Zurich Kemper Investments, the investment adviser to the Kemper Funds and the parent organization of Zurich Investment Management, Inc. Prior to joining Kemper in 1987, Mr. Timbers was Executive Vice President and Chief Investment Officer of the Portfolio Group, Inc. Mr. Timbers holds a Masters in Business Administration from Harvard University in Cambridge, Massachusetts. Mr. Mark J. Wirth, CFA, is Co-Director of Fixed Income and Senior Vice President for NTC. Mr. Wirth co-manages NTC's fixed income management division and leads NTC's fixed income effort as a senior strategist. Mr. Wirth holds a Masters in Business Administration from the University of Wisconsin in Madison, Wisconsin and has been in the industry since 1986. Mr. Monty Memler, CFA, is a Vice President and Senior Portfolio Manager for NTC. Mr. Memler has been a member of the fixed income team at NTC for seven years and holds a Masters in Business Administration from the University of Chicago in Chicago, Illinois and has been in the industry since 1986. Mr. Steven Schafer, CFA, is a Second Vice President and Portfolio Manager for NTC. Mr. Schafer is responsible for managing active and passive fixed income portfolios and holds a Masters in Business Administration from the University of Chicago in Chicago, Illinois. Mr. Schafer has been in the industry since 1990. Mr. Michael J. Lannan, CFA, is a Vice President and Portfolio Manager for NTC. Mr. Lannan holds a Masters in Business Administration from Depaul University in Chicago, Illinois and has been in the industry since 1988. Mr. Peter T. Marchese, CFA, is a Second Vice President and Portfolio Manager for NTC. Mr. Marchese holds a Masters in Business Administration from the University of Wisconsin in Madison, Wisconsin and has been in the industry since 1987.

CONSECO CAPITAL MANAGEMENT, INC. ("CCM"), 11825 N. Pennsylvania Street, Carmel, Indiana 46032, manages the portfolio of the CORPORATE BOND FUND. CCM is a Delaware corporation that was organized in 1981 and is registered as an investment adviser under the Advisers Act. CCM is a wholly-owned subsidiary of Conseco, Inc., a financial services holding company that owns or controls several life insurance companies. CCM presently manages approximately $31 billion for individuals, corporations, insurance companies, investment companies, pension plans, trusts, estates, as well as charitable organizations including foundations and endowments. Mr. Maxwell Bublitz, CFA, is President of CCM and holds a Masters in Business Administration from the University of Southern California in Los Angeles, California. Prior to joining CCM in 1987, Mr. Bublitz was a Portfolio Manager for Transamerica Investment Services in Los Angeles, California. Mr. Thomas A. Meyers, CFA, will be the Fund's Portfolio Manager and is a Senior Vice President and Director of Marketing for CCM. Mr. Meyers received his BA from Brown University in Providence, Rhode Island. Prior to joining CCM in 1988, Mr. Meyers was a Securities Analyst for Capital Research & Management in Los Angeles, California. Mr. Andrew S. Chow, CFA, is a Vice President for CCM and holds a Masters in Business Administration from Carnegie Mellon University in Pittsburgh, Pennsylvania. Prior to joining CCM in 1991, Mr. Chow was a Manager of Quantitative Analysis at Washington

Square Capital in Minneapolis, Minnesota. Mr. Joseph F. DeMichele is a Vice President for CCM and holds a Bachelor of Arts in Economics from the University of Pennsylvania in Philadelphia, Pennsylvania. Prior to joining CCM in 1990, Mr. DeMichele was an Assistant Trader for Salomon, Inc. in New York. Mr. Gregory Hahn, CFA, is a Senior Vice President and Portfolio Manager for CCM and holds a Masters in Business Administration from Indiana University in Indianapolis, Indiana. Prior to joining CCM in 1989, Mr. Hahn was a Fixed Income Portfolio Manager for Unified Management in Indianapolis, Indiana. Mr. Gordon N. Smith, is a Vice President and Portfolio Manager for CCM and holds a Masters in Finance from the University of Wisconsin in Madison, Wisconsin. Prior to joining CCM in 1995, Mr. Smith was a Portfolio Manager for Strong Capital Management in Menomonee Falls, Wisconsin from 1989 to 1995.

The following table sets forth the performance data relating to the historical performance of the separate accounts managed by CCM that have an investment objective and investment policies, strategies and risks substantially similar to those of Corporate Bond Fund. The data is provided to illustrate the past performance of CCM in managing substantially similar accounts as measured against a specified market index and does not represent the performance of Corporate Bond Fund. Investors should not consider this performance data as an indication of future performance of the Corporate Bond Fund or of CCM.

These investment results have been calculated and presented in compliance with the Performance Presentation Standards of the Association of Investment Management and Research ("AIMR"), retroactively applied to all time periods. AIMR has not been involved with the preparation or review of this report. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the actual investment advisory fees, brokerage commissions and execution costs paid by the investment adviser's private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation.

The presentation below describes and consists of the fully discretionary taxable or tax-exempt accounts managed by CCM that have an investment objective, and investment policies, strategies and risks substantially similar to those of the Corporate Bond Fund. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Results for the full period are time-weighted and dollar weighted in accordance with AIMR standards.

The private accounts are not subject to the same types of expenses to which the Corporate Bond Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed by the 1940 Act or Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund's returns would be reduced to the extent its fees and expenses are higher than the fees and expenses incurred by the separate accounts. Also, the performance results for the private accounts could have been adversely affected if the private accounts included in the composite had been regulated as an investment company under the federal securities laws. The presentation below describes and contains six (6) accounts valued, as of December 31, 1997, at $71.7 million.

The investment results of CCM's private accounts presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Corporate Bond Fund. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data. The Fund's performance will be calculated using the method required by the SEC, which differs from the method used to calculate the performance of the separate accounts.

--------------------------------------- -------------------------------------- --------------------------------------
YEARS(S)                                  CCM'S COMPOSITE FOR THE CORPORATE       LEHMAN BROTHERS CORPORATE BOND
                                                     BOND STYLE                              INDEX(2)
--------------------------------------- -------------------------------------- --------------------------------------
Since Inception (7/1/1990) (1)                      10.53%                                    9.74%
--------------------------------------- -------------------------------------- --------------------------------------
5 Years (1993-1997) (1)                              8.83%                                    8.45%
--------------------------------------- -------------------------------------- --------------------------------------
3 Years (1995-1997) (1)                             11.38%                                   11.65%
--------------------------------------- -------------------------------------- --------------------------------------
1 Year (1997) (1)                                   10.05%                                   10.24%
--------------------------------------- -------------------------------------- --------------------------------------
1993                                                13.57%                                   12.17%
--------------------------------------- -------------------------------------- --------------------------------------
1994                                                (2.74%)                                  (3.92%)
--------------------------------------- -------------------------------------- --------------------------------------
1995                                                19.59%                                   22.24%
--------------------------------------- -------------------------------------- --------------------------------------
1996                                                 4.97%                                    3.29%
--------------------------------------- -------------------------------------- --------------------------------------
1997                                                10.05%                                   10.24%
--------------------------------------- -------------------------------------- --------------------------------------

(1)      Average annual total returns through December 31, 1997.
(2) The Lehman Brother Corporate Bond Index represents taxable, U.S. dollar denominated debt securities. The index is composed of all publicly issued, fixed rate, nonconvertible investment grade debt registered under the Securities Act of 1933. The index includes the industrial, finance, and utility sectors. The index also includes "Yankee bonds," that is, debt registered and sold in the United States by foreign issuers, including debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental or international agencies. Performance figures for the Index do not reflect deduction of brokerage commissions, or other transaction costs, nor is the Index subject to management and other fees charged to the private accounts.

DAVIS HAMILTON, INC., D/B/A DAVIS HAMILTON JACKSON & ASSOCIATES ("DHJA"), Two Houston Center, 909 Fannin, Suite 550, Houston, Texas 77010, manages the portfolio of the GROWTH EQUITY FUND. DHJA is a corporation that was organized in 1988 under the laws of the State of Texas and is registered as an investment adviser under the Advisers Act. DHJA currently manages approximately $2.2 billion for institutions and high net worth individuals and invests primarily in domestic equity securities. Mr. Jack R. Hamilton, CFA, is the President and a shareholder of DHJA, and received his Bachelor of Arts in Finance from Texas Tech University in Lubbock, Texas. Prior to co-founding DHJA in 1988, Mr. Hamilton was a Vice President at Citicorp Investment Management in Houston, Texas. Mr. Robert C. Davis, CFA, is the Secretary, Treasurer and a shareholder of DHJA, and received his M.A. in Economics from the University of Texas at Arlington in Arlington, Texas. Prior to co-founding DHJA in 1988, Mr. Davis was a Senior Vice President at Lovett, Mitchell, Webb & Garrison in Houston, Texas. Mr. J. Patrick Clegg, CFA, is the Portfolio Manager for the Fund and received his M.B.A. from the University of Texas in Austin, Texas. Prior to joining DHJA in 1996, Mr. Clegg was a Principal and Director of Research at Luther King Capital Management in Fort Worth, Texas.

The following table sets forth the performance data relating to the historical performance of the separate accounts managed by DHJA that have an investment objective and investment policies, strategies and risks substantially similar to those of Growth Equity Fund. The data is provided to illustrate the past performance of DHJA in managing substantially similar accounts as measured against a specified market index and does not represent the performance of Growth Equity Fund. Investors should not consider this performance data as an indication of future performance of the Growth Equity Fund or of DHJA.

These investment results have been calculated and presented in compliance with the Performance Presentation Standards of AIMR only for the period January 1, 1993 through December 31, 1997. Prior to January 1, 1993, not all fully discretionary portfolios were represented in appropriate composites. Composite results for the period of July 1, 1988 through December 31, 1992, include fully discretionary accounts over $1.0 million that were managed in accordance with the quality growth equity strategy. AIMR has not been involved with the preparation or review of this report. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the highest investment advisory fee charged to any account, brokerage commissions and execution costs paid by the investment adviser's private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation.

The presentation below describes and consists of the fully discretionary taxable or tax-exempt accounts managed by DHJA that have an investment objective, and investment policies, strategies and risks substantially similar to those of the Growth Equity Fund. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Results for the period of July 1, 1988 through December 31, 1992 were valued monthly and the composites were equal weighted. Results for the period from January 1, 1993 through December 31, 1997 are valued monthly and portfolio returns have been weighted by using beginning-of-month market values plus weighted cash flows in accordance with AIMR standards.

The private accounts are not subject to the same types of expenses to which the Growth Equity Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed by the 1940 Act or Subchapter M of the Code. The Fund's returns would be reduced to the extent its fees and expenses are higher than the fees and expenses incurred by the separate accounts. Also, the performance results for the private accounts could have been adversely affected if the private accounts included in the composite had been regulated as an investment company under the federal securities laws. The presentation below describes and contains forty-five (45) accounts valued, as of December 31, 1997, at $1.032 billion.

The investment results of DHJA's private accounts presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Growth Equity Fund. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data. The Fund's performance will be calculated using the method required by the SEC, which differs from the method used to calculate the performance of the separate accounts.

--------------------------------------- -------------------------------------- --------------------------------------
YEAR(S)                                    DHJA'S COMPOSITE FOR THE GROWTH         RUSSELL 1000 GROWTH INDEX(2)
                                                    EQUITY STYLE
--------------------------------------- -------------------------------------- --------------------------------------
Since Inception (7/1/1988) (1)                          17.6%                                  17.95%
--------------------------------------- -------------------------------------- --------------------------------------
5 Years (1993-1997) (1)                                 18.8%                                  18.44%
--------------------------------------- -------------------------------------- --------------------------------------
3 Years (1995-1997) (1)                                 28.4%                                  30.18%
--------------------------------------- -------------------------------------- --------------------------------------
1 Year (1997) (1)                                       34.9%                                  30.48%
--------------------------------------- -------------------------------------- --------------------------------------
1993                                                    20.2%                                   2.90%
--------------------------------------- -------------------------------------- --------------------------------------
1994                                                    (6.9%)                                  2.66%
--------------------------------------- -------------------------------------- --------------------------------------
1995                                                    35.4%                                  37.19%
--------------------------------------- -------------------------------------- --------------------------------------
1996                                                    15.9%                                  23.23%
--------------------------------------- -------------------------------------- --------------------------------------
1997                                                    34.9%                                  30.48%
--------------------------------------- -------------------------------------- --------------------------------------

(1)      Average annual total returns through December 31, 1997.
(2) The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. (The Russell 3000 consists of the 3,000 largest U.S. companies based on total market capitalization; it represents approximately 98% of the investable U.S. equity market.) When the Russell 1000 was last reconstituted, its average market capitalization was approximately $7.6 billion, and its median market capitalization was approximately $3.0 billion. The smallest company in the Index had an approximate market capitalization of $1.1 billion. The Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Performance figures for the Index do not reflect deduction of brokerage commissions, or other transaction costs, nor is the Index subject to management and other fees charged to the private accounts.

BEUTEL, GOODMAN CAPITAL MANAGEMENT ("BGCM"), 5847 San Felipe, Suite 4500, Houston, Texas 77057-3011, manages the portfolio of the VALUE EQUITY FUND. BGCM is a partnership that was organized in 1988 and is registered as an investment adviser under the Advisers Act. BGCM has two general partners, Value Corp. and Beutel, Goodman America Inc. Beutel, Goodman America Inc. is owned by BG Canada: fifty-one percent of BG Canada is owned by its employees, forty-nine percent is owned by Duff & Phelps, a U.S. public company listed on the New York Stock Exchange. BG Canada is registered as an investment adviser with the Ontario and Quebec Securities Commissions. BGCM currently manages approximately $1.9 billion in assets. Mr. Richard J. Andrews, CFA, has served as President and a member of the Investment Committee of BGCM since 1995. Mr. Andrews served as a Vice President and member of the Investment Committee of BGCM from 1988 to 1995. Mr. Andrews received his Masters in Business Administration from Amos Tuck, Dartmouth College in Hanover, New Hampshire. Mr. John Philip Ferguson, will be the Fund's Portfolio Manager and has served as Vice President and a member of the Investment Committee of BGCM since 1988. Mr. Ferguson received his Juris Doctor from the University of

Texas Law School, in Austin, Texas. Mr. Forrest B. Bruch, Jr., CFA, has served as a Portfolio Manager of BGCM since 1995. Mr. Bruch received his Masters in Business Administration from the University of Houston in Houston, Texas. Prior to joining BGCM, Mr. Bruch was a Managing Director of Investments for Savoy Capital in Houston, Texas from 1991 to 1994 and a First Vice President for Paine Webber, Inc. in Houston, Texas in 1990. Mr. Carl Dinger, CFA, has served as a Vice President and Portfolio Manager for BGCM since 1991. Mr. Dinger received his Masters in Business Administration from Lehigh University. Prior to joining BGCM in 1991, Mr. Dinger was an Analyst and Portfolio Manager for Bering
Corporation in Houston, Texas from 1988 to 1990. Mr. Frank McReynolds Wozencraft, Jr., CFA, has served as a Vice President for BGCM since 1996 and a Portfolio Manager since 1993. Mr. Wozencraft received his Masters of Management from the J.L. Kellogg Graduate School of Management, Northwestern University, in Evanston, Illinois. Prior to joining BGCM in 1993, Mr. Wozencraft was a Financial Analyst for Hendricks Management Co., in Houston, Texas from 1992 to 1993, and a Financial Analyst for Criterion Investment Management Company in Houston, Texas from 1985 to 1990.

The following table sets forth the performance data relating to the historical performance of the separate accounts managed by BGCM that have an investment objective and investment policies, strategies and risks substantially similar to those of Value Equity Fund. The data is provided to illustrate the past performance of BGCM in managing substantially similar accounts as measured against a specified market index and does not represent the performance of Value Equity Fund. Investors should not consider this performance data as an indication of future performance of the Value Equity Fund or of BGCM.

As of January 1, 1993, these investment results have been calculated and presented in compliance with the Performance Presentation Standards of AIMR. AIMR has not been involved with the preparation or review of this report. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of a combination of the highest investment advisory fees from 1988 to 1989 and the actual investment advisory fees charged to each account from 1990 through 1997, brokerage commissions and execution costs paid by the investment adviser's private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation.

The presentation below describes and consists of the fully discretionary taxable or tax-exempt accounts managed by BGCM that have an investment objective, and investment policies, strategies and risks substantially similar to those of the Value Equity Fund. The performance figures currently represent a size-weighted average of the total return performance of all fully discretionary, non-wrap, tax-exempt, fee paying U.S. equity portfolios over $100,000 in size that have been managed for a full quarter. Prior to January 1, 1993, the composite was equally-weighted. Prior to January 1, 1990, U.S. equity accounts managed by an affiliate company are included; from January 1, 1990, only those portfolios managed in the U.S. are included. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Results for the period from January 1, 1993 through December 31, 1997 are time-weighted and dollar weighted in accordance with AIMR standards.

The private accounts are not subject to the same types of expenses to which the Value Equity Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed by the 1940 Act or Subchapter M of the Code. The Fund's returns would be reduced to the extent its fees and expenses are higher than the fees and expenses incurred by the separate accounts. Also, the performance results for the private accounts could have been adversely affected if the private accounts included in the composite had been regulated as an investment company under the federal securities laws. The composite below contains seventy-nine (79) accounts, valued as of December 31, 1997 at $611.9 million.

The investment results of BGCM's private accounts presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Value Equity Fund. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data. The Fund's performance will be calculated using the method required by the SEC, which differs from the method used to calculate the performance of the separate accounts.

--------------------------------------- -------------------------------------- --------------------------------------
YEAR(S)                                    BGCM'S COMPOSITE FOR THE VALUE           RUSSELL 1000 VALUE INDEX(2)
                                                    EQUITY STYLE
--------------------------------------- -------------------------------------- --------------------------------------
10 Years (1988-1997) (1)                                17.5%                                  18.16%
--------------------------------------- -------------------------------------- --------------------------------------
5 Years (1993-1997) (1)                                 20.1%                                  21.36%
--------------------------------------- -------------------------------------- --------------------------------------
3 Years (1995-1997) (1)                                 28.3%                                  31.52%
--------------------------------------- -------------------------------------- --------------------------------------
1 Year (1997) (1)                                       29.6%                                  35.18%
--------------------------------------- -------------------------------------- --------------------------------------
1993                                                    23.0%                                  18.12%
--------------------------------------- -------------------------------------- --------------------------------------
1994                                                    (4.0%)                                 (2.01%)
--------------------------------------- -------------------------------------- --------------------------------------
1995                                                    32.6%                                  38.34%
--------------------------------------- -------------------------------------- --------------------------------------
1996                                                    22.9%                                  21.63%
--------------------------------------- -------------------------------------- --------------------------------------
1997                                                    29.6%                                  35.18%
--------------------------------------- -------------------------------------- --------------------------------------

(1)      Average annual total returns through December 31, 1997.
(2) The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. (The Russell 3000 consists of the 3,000 largest U.S. companies based on total market capitalization; it represents approximately 98% of the investable U.S. equity market.) When the Russell 1000 was last reconstituted, its average market capitalization was approximately $7.6 billion, and its median market capitalization was approximately $3.0 billion. The smallest company in the Index had an approximate market capitalization of $1.1 billion. The Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Performance figures for the Index do not reflect deduction of brokerage commissions, or other transaction costs, nor is the Index subject to management and other fees charged to the private accounts.

The Adviser performs internal due diligence on each Sub-adviser and monitors each Sub-adviser's performance. The Adviser will be responsible for communicating performance targets and evaluations to the Sub-advisers, supervising each Sub-adviser's compliance with its Fund's fundamental investment objectives and policies, authorizing Sub-advisers to engage in certain investment techniques for the Funds, and recommending to the Board whether sub-advisory agreements should be renewed, modified or terminated. The Adviser pays a fee to each of the Sub-advisers. These fees are borne solely by the Adviser and do not increase the fees paid by shareholders of the Funds. As of the date of this Prospectus, the Adviser will pay NTC, CCM, DHJA, BGCM fees of 0.20%, 0.20%, 0.30%, and 0.30%, respectively, of the average daily net assets of the Fund for which the Sub-adviser provides investment advisory services. The amount of these fees may vary from time to time as a result of periodic negotiations with the Sub-advisers and pursuant to certain factors described in the SAI. The amount of advisory fees paid by each Fund will not vary as a result of changes in the Sub-advisory fees, however.

The Adviser also may from time to time recommend that the Board replace one or more Sub-advisers or appoint additional Sub-advisers, depending on the Adviser's assessment of what combination of Sub-advisers it believes will optimize each Fund's chances of achieving its investment objective. In the event that a Sub-adviser ceased to provide investment advisory services for a Fund, the Adviser would recommend to the Board a similarly qualified investment adviser to replace the Sub-adviser but would not manage the Fund's portfolio.

Section 15(a) of the 1940 Act requires that a Fund's shareholders approve its investment advisory contracts. As interpreted, this requirement applies to the Sub-advisory contracts of the Funds. The Trust is applying to the SEC for a conditional exemption from this shareholder approval requirement. The SEC has granted such applications in the past, and the Trust expects it will receive the requested exemption. Such relief is not certain, however. If the exemption is granted, the Board would be able to appoint additional or replacement Sub-advisers without Shareholder approval. The Board would not, however, be able to replace the Adviser as investment adviser to any Fund without the approval of that Fund's shareholders.

ADMINISTRATOR

On behalf of the Funds, the Trust has entered into an Administration Agreement with Forum Administrative Services, LLC ("Forum"). Under this agreement, Forum is responsible for the supervision of the overall management of the Trust (including the Trust's receipt of services for which it must pay), providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust. For these services, Forum receives a fee computed and paid monthly at an annual rate of 0.15% of the average daily net assets under $150 million, and 0.10% of the average daily assets over $150 million of each Fund, subject to an annual minimum of $30,000 per Fund.

As of February 28, 1998, Forum administers investment companies and collective investment funds with assets of approximately $45 billion.

DISTRIBUTOR

Pursuant to a Distribution Agreement with the Trust, Forum Financial Services, Inc. ("FFSI") acts as distributor of the Fund's shares. FFSI acts as the agent of the Trust in connection with the offering of shares of the Fund. FFSI receives no compensation for its services under the Distribution Agreement. FFSI may enter into arrangements with banks, broker-dealers or other financial institutions ("Selected Dealers") through which investors may purchase or redeem shares. FFSI may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund. Investors purchasing shares of the Fund through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge. FFSI is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

DISTRIBUTION EXPENSES. Under a distribution plan (the "Plan") adopted by the Board, the Fund may reimburse FFSI for the distribution expenses incurred by FFSI on behalf of a Fund. These expenses may include the cost of advertising and promotional materials, providing prospective shareholders with a Fund's prospectus, statement of additional information and shareholder reports, reimbursing the Adviser for its distribution expenses and compensating others who may provide assistance in distributing shares of a Fund. These expenses may include costs of FFSI's offices such as rent, communications equipment, employee salaries and overhead costs. The Trust will not reimburse FFSI for any distribution expenses in any fiscal year of a Fund in excess of 0.25% of the average daily net assets Fund's Trust class of shares. During the period in which the Plan and the related Distribution Agreement are in effect, the Board will from time to time determine the amount of distribution expense reimbursement to be paid. Unreimbursed expenses of the Distributor incurred during a fiscal year of the Trust may not be reimbursed by the Trust in future years or after the termination of the Plan or the Distribution Agreement. To the extent that the Funds engage in joint distribution activities, distribution costs will be allocated among the participating Funds pro rata according to their net assets.

TRANSFER AGENT

The Trust has entered into a Transfer Agency Agreement with Forum Shareholder Services, LLC ("FSS") pursuant to which FSS acts as the Fund's transfer agent and dividend disbursing agent. FSS maintains an account for each shareholder of the Trust (unless such accounts are maintained by sub-transfer agents), performs other transfer agency functions and acts as dividend disbursing agent for the Trust.

Pursuant to a separate agreement, Forum Accounting Services, LLC ("FAcS") provides portfolio accounting services to each Fund. The Adviser, Forum, FFSI, FSS and FAcS are members of the Forum Financial Group of companies which together provide a full range of services to the investment company and financial services industry. As of October 1, 1997, the Adviser, Forum, FSS, FFSI, and FAcS were controlled by John Y. Keffer, and were located at Two Portland Square, Portland, Maine, 04101.

EXPENSES OF THE TRUST

Each Fund's expenses comprise Trust expenses attributable to the Fund, and a pro rata share of the Trust's expenses that are not attributable to a particular Fund. The Adviser, Forum, FSS, FAcS or any other entity that provides services for the Funds pursuant to a contract with the Trust, may waive all or a portion of its fees, which are accrued daily, and paid monthly. Any such waiver, which could be discontinued at any time, would have the effect of increasing the Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

CUSTODY

BankBoston serves as each Fund's custodian and may appoint subcustodians for the foreign securities and other assets held in foreign countries.

4.  HOW TO BUY SHARES

MINIMUM INVESTMENT

There is a $5,000 minimum for initial purchases ($2,000 for retirement accounts and automatic investment plans) and a $100 minimum for subsequent purchases, of Shares of each Fund. Either management of the Trust or FSS may in its discretion waive the investment minimums. (See "Other Shareholder Services -- Automatic Investment Plan" and "Dividends and Tax Matters.")

The Funds reserve the right to reject any subscription for the purchase of their shares. Share certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

PURCHASE PROCEDURES
INITIAL PURCHASES

THERE ARE THREE WAYS TO PURCHASE SHARES INITIALLY.

1. BY MAIL. You may send a check or money order (cash cannot be accepted) along with a completed account application form to the Trust at the address listed under "Account Application." Checks or money orders are accepted at full value subject to collection. If a check or money order does not clear, the purchase order will be canceled and the investor will be liable for any losses or fees incurred by the Trust, FSS or Forum.

For individual or Uniform Gift to Minors Act accounts, the check or money order used to purchase shares of a Fund must be made payable to "Memorial Funds" or to one or more owners of that account and endorsed to "Memorial Funds." No other method of payment by check will be accepted. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, the check used to purchase shares of a Fund must be made payable on its face to "Memorial Funds." No other method of payment by check will be accepted. All purchases must be paid in U.S.
dollars; checks drawn on U.S. Banks. Payment by traveler's checks is prohibited.

2. BY BANK WIRE. You make an initial investment in a Fund using the wire system for transmittal of money among banks. You should first telephone FSS at (888) 263-5593 to obtain an account number. You should then instruct a bank to wire your money immediately to:

           BANKBOSTON BOSTON, MASSACHUSETTS ABA # 011000390

           FOR CREDIT TO: FORUM FINANCIAL CORP. ACCOUNT NO.: 541-54171

                      RE:        MEMORIAL FUNDS
                      [NAME OF FUND] - TRUST SHARES
                      [INVESTOR'S NAME]
                      [INVESTOR'S ACCOUNT NUMBER]

You should then promptly complete and mail the account application form. Your bank may charge for transmitting the money by bank wire. The Trust does not charge you for the receipt of wire transfers. Payment by bank wire is treated as a federal funds payment when received.

3. THROUGH FINANCIAL INSTITUTIONS. You may also purchase Shares through certain broker-dealers, banks and other financial institutions ("Processing Organizations"). FSS and its affiliates may be Processing Organizations. Processing Organizations may receive payments from Forum with respect to sales of Trust Shares and may receive payments as a processing agent from FSS. Financial institutions, including Processing Organizations, may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a Processing Organization, you will be subject to its procedures which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. You should acquaint yourself with your institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. If you purchase a Fund's shares through a Processing Organization, you may or may not be the shareholder of record and, subject to your institution's and the Fund's procedures, may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain Processing Organizations also may enter purchase orders with payment to follow.

Certain shareholder services may not be available to you if you purchase shares through a Processing Organization. You should contact your Processing Organization for further information. The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with confirmations and periodic statements. The Trust is not responsible for the failure of any Processing Organization to carry out its obligations to its customer.

SUBSEQUENT PURCHASES

You may make subsequent purchases by mailing a check, by sending a bank wire or through your Processing Organization as indicated above. All payments should clearly indicate your name and account number.

ACCOUNT APPLICATION

An account application is included in this Prospectus. You may also obtain the account application form necessary to open an account by writing the Trust at the following address:

           MEMORIAL FUNDS
           P.O. BOX 446
           PORTLAND, ME  04112

To participate in shareholder services not referenced on the account application form and to change information on your account (such as addresses), you should contact the Trust. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice to shareholders and to charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate your exercise of any privilege or participation in any program at any time by writing to the Trust.

GENERAL INFORMATION

Fund Shares are continuously sold on any weekday except days when the New York Stock Exchange is closed, normally New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas ("Fund Business Day"). The purchase price for a share of a Fund equals its net asset value next-determined after acceptance of an order in proper form.

Fund shares become entitled to receive dividends and distributions on the next Fund Business Day after a purchase order is accepted.

All payments for Shares must be in U.S. dollars. All transactions in Fund shares are effected through FSS, which accepts orders for redemptions and for subsequent purchases only from shareholders of record. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period.

For information regarding purchase and redemption of shareholder accounts, please call Forum Shareholder Services at 1-888-263-5593.

5.  HOW TO SELL SHARES

GENERAL INFORMATION

Fund Shares may be sold ("redeemed") at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions.

Fund Shares are redeemed at the Fund's net asset value next determined after FSS receives the redemption order in proper form (and any supporting documentation that FSS may require). Redeemed shares are not entitled to receive dividends declared after the day the redemption becomes effective.

Normally, redemption proceeds are paid immediately, but in no event later than seven days, following receipt of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used to purchase the shares being redeemed has been cleared by the shareholder's bank, which may take up to 15 days. This delay may be avoided by paying for shares through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed for more than seven days after the tender of the shares to a Fund, except when the New York Stock Exchange is closed (or when trading on the Exchange is restricted) for any reason other than its customary weekend or holiday closings, for any period during which an emergency exists as a result of which disposal by the Fund of its portfolio securities or determination by the Fund of the value of its net assets is not reasonably practicable and for such other periods as the SEC may permit.

REDEMPTION PROCEDURES

If you invested through a Processing Organization you may redeem your Shares through the Processing Organization as described above. If you invested directly in a Fund, you may redeem your Shares as described below. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire, you must elect these options by properly completing the appropriate sections of your account application form. These privileges may not be available until several weeks after your application is received. Shares for which certificates have been issued may not be redeemed by telephone.

1. BY MAIL. You may redeem shares by sending a written request to FSS accompanied by any share certificate that may have been issued to the shareholder to evidence the shares being redeemed. All written requests for redemption must be signed by the shareholder with signature guaranteed, and all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed. (See "How to Sell Shares -- Other Redemption Matters.")

2. BY TELEPHONE. If you have elected telephone redemption privileges, you may request a redemption by calling FSS at (888) 263-5593 and providing your account number, the exact name in which your shares are registered and your social security or taxpayer identification number. In response to the telephone redemption instruction, the Trust will mail a check to your record address or, if you have elected wire redemption privileges, wire the proceeds.
(See "How to Sell Shares -- Other Redemption Matters.")

3. BY BANK WIRE. For redemptions of more than $5,000, if you have elected wire redemption privileges, you may request a Fund to transmit proceeds of any redemption over $5,000 by federal funds wire to a bank account that you previously designated in writing. To request bank wire redemptions by telephone, you also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day after FSS receives a redemption request in proper form.

OTHER REDEMPTION MATTERS

To protect shareholders and the Funds against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (i) any endorsement on a share certificate; (ii) instruction to change a shareholder's record name; (iii) modification of a designated bank account for wire redemptions; (iv) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan; (v) dividend and distribution election; (vi) telephone redemption; (vii) exchange option election or any other option election in connection with the shareholder's account; (viii) written instruction to redeem Shares whose value exceeds $50,000; (ix) redemption in an account in which the account address has changed within the last 30 days; (x) redemption when the proceeds are deposited in a Memorial Funds account under a different account registration; and (xi) the remitting of redemption proceeds to any address, person or account for which there are not established standing instructions on the account.

Signature guarantees may be provided by any bank, broker-dealer, national securities exchange, credit union, savings association or other eligible institution that is authorized to guarantee signatures and is acceptable to FSS. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

Shareholders who want to telephone redemption or exchange privileges must elect those privileges. The Trust and FSS will employ reasonable procedures in order to verify that telephone requests are genuine, including recording telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Trust and FSS did not employ such procedures, they could be liable for losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach FSS by telephone, requests may be mailed or hand-delivered to FSS.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account whose aggregate net asset value is less than $2,000 immediately following any redemption.

FSS  will  deem  a  shareholder's   account  "lost"  if  correspondence  to  the
shareholder's address of record is returned as undeliverable, unless FSS determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional Shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to FSS will be reinvested and the checks will be canceled.

6.  OTHER SHAREHOLDER SERVICES

EXCHANGES

Shareholders of one Fund may exchange their shares for Trust shares of any of the other Memorial Funds, as well as for Institutional Service class shares of Forum Daily Assets Government Fund. A prospectus for Daily Assets Government Fund can be obtained by contacting FSS.

The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Funds reserve the right, however, to limit excessive exchanges by any shareholder. Exchanges are subject to the fees charged by, and the limitations (including minimum investment restrictions) of, the Fund into which a shareholder is exchanging.

Exchanges may only be made between identically registered accounts or by opening a new account. A new account application is required to open a new account through an exchange if the new account will not have an identical registration and the same shareholder privileges as the account from which the exchange is being made. You may exchange into a Fund only if that Fund's shares may legally be sold in your state of residence.

Under federal tax law, an exchange is treated as a redemption and a purchase. Accordingly, you may realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than your basis in the shares at the time of the exchange transaction. Exchange procedures may be amended materially or terminated by the Trust at any time upon 60 days' notice to shareholders. (See "Additional Purchase and Redemption Information" in the SAI.)

1. EXCHANGES BY MAIL. You may make an exchange by sending a written request to FSS accompanied by any share certificates for the shares to be exchanged. You must sign all written requests for exchanges and endorse all certificates submitted for exchange with your signature guaranteed. (See "How to Sell Shares -- Other Redemption Matters.")

2. EXCHANGES BY TELEPHONE. If you have elected telephone exchange privileges, you may make a telephone exchange request by calling FSS at (888) 263-5593 and providing the account number, the exact name in which the shareholder's shares are registered and your social security or taxpayer identification number. (See "How to Sell Shares -- Other Redemption Matters.")

AUTOMATIC INVESTMENT PLAN

Under the Funds' Automatic Investment Plan, you may authorize monthly amounts of $100 or more to be withdrawn automatically from a designated bank account (other than passbook savings) and sent to FSS for investment in Shares of a Fund. If you wish to use this plan, you must complete an application which may be obtained by writing or calling FSS. The Trust may modify or terminate the automatic investment plan with respect to any shareholder if the Trust is unable to settle any transaction with the shareholder's bank. If the Automatic Investment Plan is terminated before the shareholder's account totals $2,000, the Trust reserves the right to close the account in accordance with the procedures described under "How to Sell Shares -- Other Redemption Matters."

INDIVIDUAL RETIREMENT ACCOUNTS

The Funds may be a suitable investment vehicle for part or all of the assets held in individual retirement accounts ("IRAs"). An IRA account application form may be obtained by contacting the Trust at (888) 263-5593 . Generally, all contributions and investment earnings in an IRA will be tax-deferred until withdrawn. Individuals may make tax-deductible IRA contributions of up to a maximum of $2,000 annually. However, the deduction will be reduced if the individual or, in the case of a married individual, either the individual or the individual's spouse, is an active participant in an employer-sponsored retirement plan and has adjusted gross income above certain levels.

The foregoing discussion regarding IRAs is based on regulations in effect as of June 1, 1997 and summarizes only some of the important federal tax considerations generally affecting IRA contributions made by individuals or their employers. It is not intended as a substitute for tax planning. Investors should consult their tax advisors with respect to their specific tax situations as well as with respect to state and local taxes.

AUTOMATIC WITHDRAWAL PLAN

If your Shares in a single account total $1,000 or more, you may establish a withdrawal plan to provide for the pre-authorized payment from your account of $250 or more on a monthly, quarterly, semi-annual or annual basis. Under the withdrawal plan, sufficient shares in your account are redeemed to provide the amount of the periodic payment and you will recognize any taxable gain or loss upon redemption of the shares. If you wish to utilize the withdrawal plan, you may do so by completing an application which may be obtained by writing or calling FSS. The Trust may suspend a shareholder's withdrawal plan without notice if the account contains insufficient funds to effect a withdrawal or if the account balance is less than $1,000 at any time.

REOPENING ACCOUNTS

You may reopen an account, without filing a new account application form, at any time within one year after your account is closed, if the information on the account application form on file with the Trust is still applicable.

7.  DIVIDENDS AND TAX MATTERS

DIVIDENDS

The  Fixed  Income  Funds  declare  dividends  daily  and pay  dividends  of net investment income monthly. The Equity Funds declare and pay dividends of net investment income, if any, quarterly. Each Fund's net capital gain, if any, is distributed annually. All dividends and distributions are reinvested in additional Fund shares unless the shareholder elects to have them paid in cash.

PAYMENT OPTIONS

You may choose to have dividends and distributions of a Fund reinvested in shares of that Fund (the "Reinvestment Option"), to receive dividends and distributions in cash (the "Cash Option") or to direct dividends and distributions to be reinvested in shares of another Fund (the "Directed Dividend Option"). All dividends and distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a Fund.

Under the Reinvestment Option, all dividends and distributions of a Fund are automatically invested in additional shares of that Fund. All dividends and distributions are reinvested at a Fund's net asset value as of the payment date of the dividend or distribution. You will be assigned this option unless you select one of the other two options. Under the Cash Option, all dividends and distributions are paid to the shareholder in cash. Under the Directed Dividend Option, shareholders of a Fund whose shares in a single account of that Fund total $10,000 or more may elect to have all dividends and distributions reinvested in shares of another Fund, provided that those shares are eligible for sale in the shareholder's state of residence. For further information concerning the Directed Dividend Option, shareholders should contact FSS.

TAX MATTERS

Each Fund intends to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). As such, each Fund will not be liable for federal income and excise taxes on the net investment income and net capital gain distributed to its shareholders. Because each Fund intends to distribute all of its net investment income and net capital gain each year, each Fund should thereby avoid all federal income and excise taxes.

Dividends paid by a Fund out of its net investment income (including net short-term capital gain) are taxable to shareholders of the Fund as ordinary income. Pursuant to the Taxpayer Relief Act of 1997, two different tax rates apply to net capital gains--that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year. One rate (generally 28%) applies to net gains on capital assets held for more than one year but not more than 18 months ("mid-term gains"), and a second rate (generally 20%) applies to the balance of such net capital gains ("adjusted net capital gains"). Distributions of mid-term gains and adjusted net capital gains will be taxable to shareholders as such, regardless of how long a shareholder has held Shares in the Fund. If a shareholder holds Shares for six months or less and during that period receives a long-term capital gain distribution, any loss realized on the sale of the Shares during that six-month period will be a long-term capital loss to the extent of the distribution. Dividends and distributions reduce the net asset value of the Fund paying the dividend or distribution by the amount of the dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of Shares, although in effect a return of capital to you, will be taxable as described above.

Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to a shareholder who fails to provide the Fund with a correct taxpayer identification number or to make required certifications, or who is subject to backup withholding.

Reports containing appropriate information with respect to the federal income tax status of dividends and distributions paid during the year by each Fund will be mailed to shareholders shortly after the close of each calendar year.

8. A DETAILED DESCRIPTION OF THE FUNDS' INVESTMENTS, INVESTMENT STRATEGIES AND RISKS

IN GENERAL

This section describes in more detail the Funds' investments, the investment practices and strategies that the Sub-advisers may employ for a Fund, and the risks associated with these investments and practices.

            A FURTHER DESCRIPTION OF THE FUNDS' INVESTMENT POLICIES, INCLUDING ADDITIONAL FUNDAMENTAL POLICIES, IS CONTAINED IN THE SAI.

A Fund must invest in accordance with its investment objective and stated investment policies. The holders of a majority of the outstanding voting securities of the Fund must approve any change to a Fund's investment objective or to an investment policy designated as fundamental. A majority of outstanding voting securities means the lesser of 67% of the shares present or represented at a shareholders' meeting at which the holders of more than 50% of the outstanding shares are present or represented, or more than 50% of the outstanding shares. Unless otherwise indicated, the investment policies of the Funds are not fundamental and may be changed by the Board without shareholder approval. A Fund will apply the percentage restrictions on its investments set forth in its investment policies when the investment is made. If the percentage of a Fund's assets committed to a particular investment or practice later increases because of a change in the market values of a Fund's assets or redemptions of Fund shares, it will not constitute a violation of the limitation.

CORE AND GATEWAY (R)

Notwithstanding the Funds' other investment policies, each Fund may seek to achieve its investment objective by converting to a Core and Gateway structure, upon future action by the Board and notice to shareholders. If a Fund converts to a Core and Gateway structure, it would seek to achieve its investment objective by investing all or a portion of its assets in shares of another diversified, open-end management investment company that has an investment objective and investment policies substantially similar to that of the Fund.

FIXED INCOME SECURITIES AND THEIR CHARACTERISTICS.

INTEREST RATE RISK. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates or the issuer's actual or perceived creditworthiness or ability to meet its obligations. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. Moreover, the longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

CREDIT RISK AND RATINGS. The FIXED INCOME FUNDS' investments are subject to "credit risk" relating to the financial condition of the issuers of the securities that each Fund holds. Each Fund attempts to limit its credit risk by limiting its investment in securities rated in lower categories by a Nationally Recognized Statistical Rating Organization ("NRSRO").

The GOVERNMENT BOND FUND invests at least 90 percent of its net assets in U.S. Government Securities. For this reason its exposure to credit risk is limited. It may, however, invest up to 10 percent of its net assets in "investment grade" corporate debt instruments. Accordingly, the Government Bond Fund may not purchase any corporate debt instrument having a long-term rating for corporate bonds, including convertible bonds, lower than are "Baa" in the case of Moody's Investors Service ("Moody's") and "BBB" in the case of Standard & Poor's ("S&P") and Fitch Investors Service, L.P. ("Fitch"); the lowest permissible long-term investment grades for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and the lowest permissible short-term investment grades for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, A-2 in the case of S&P and F-2 in the case of Fitch. Although considered investment grade, Moody's indicates that securities rated Baa have speculative characteristics.

The CORPORATE BOND FUND also attempts to limit its credit risk by limiting its investment in securities rated in lower categories by a Nationally Recognized Statistical Rating Organization ("NRSRO"). At least 80 percent of the corporate debt securities that the Fund purchases must be investment grade. No more than 5 percent of the Fund's net assets may be lower than investment grade. The Fund will attempt to maintain a minimum average portfolio rating, on a dollar weighted basis, of A by Moody's, S&P or Fitch.

The FIXED INCOME FUNDS also may purchase unrated securities if the portfolio manager determines the security to be of comparable quality to a rated security that the Fund may purchase. Unrated securities may not be as actively traded as rated securities. Each Fund may retain a security whose rating has been lowered below the Fund's lowest permissible rating category (or that are unrated and determined by the Sub-adviser to be of comparable quality to securities whose rating has been lowered below the Fund's lowest permissible rating category) if the portfolio manager determines that retaining the security is in the best interests of the Fund. Because a ratings downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

U.S. GOVERNMENT SECURITIES. The FIXED INCOME FUNDS may invest in U.S. Government Securities including U.S. Treasury Securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association ("Ginnie Mae").

The CORPORATE BOND FUND also may invest in securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Tennessee Valley Authority. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

VARIABLE AND FLOATING RATE SECURITIES. The FIXED INCOME FUNDS may invest in securities that pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to reduce fluctuations in its net asset value. Variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

There may not be an active secondary market for certain floating or variable rate instruments which could make it difficult for a Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. A Fund could, for this or other reasons, suffer a loss with respect to an instrument. A Fund's Sub-adviser monitors the liquidity of the Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

DEMAND NOTES. The FIXED INCOME FUNDS may purchase variable and floating rate demand notes of corporations, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuers of these obligations often have the right, after a given period, to prepay their outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security. Although a Fund would generally not be able to resell a master demand note to a third party, the Fund is entitled to demand payment from the issuer at any time. The Sub-advisers continuously monitor the financial condition of the issuer to determine the issuer's likely ability to make payment on demand.

GUARANTEED  INVESTMENT  CONTRACTS.   The  CORPORATE  BOND  FUND  may  invest  in
guaranteed investment contracts ("GICs"). A GIC is an arrangement with an insurance company under which the Fund contributes cash to the insurance company's general account and the insurance company credits the contribution with interest on a monthly basis. The interest rate is tied to a specified market index and is guaranteed by the insurance company not to be less than a certain minimum rate. The Fund will purchase a GIC only when the Sub-adviser has determined that the GIC presents minimal credit risks to the Fund and is of comparable quality to other instruments that the Fund may purchase.

ZERO-COUPON SECURITIES. The FIXED INCOME FUNDS may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES").

The CORPORATE BOND FUND may also invest in other types of related zero-coupon securities. For instance, a number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury Securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). Zero-coupon securities also may be issued by corporations and municipalities.

Zero-coupon securities are sold at original issue discount and pay no interest to holders prior to maturity, but the Fund must include a portion of the original issue discount of the security as income. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Fund may invest. The Fund distributes all of its net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Sub-adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

MORTGAGE-BACKED SECURITIES. The FIXED INCOME FUNDS may invest in mortgage-backed securities. The GOVERNMENT BOND FUND may only invest in mortgage-backed securities issued by the government or government-related issuers described below. The CORPORATE BOND FUND may also invest in mortgage-backed securities of private issuers.

Mortgage-backed securities represent an interest in a pool of mortgages originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by banks, savings associations, private mortgage insurance companies or mortgage bankers.

Interests in mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. In contrast, mortgage-backed securities provide monthly payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities or a mortgage loan servicer. Additional payments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans.

GOVERNMENT AND GOVERNMENT-RELATED GUARANTORS. The principal government guarantor of mortgage-backed securities is Ginnie Mae, a wholly-owned United States Government corporation within the Department of Housing and Urban Development. Mortgage-backed securities are also issued by Fannie Mae, a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development, and Freddie Mac, a corporate instrumentality of the United States Government. While Fannie Mae and Freddie Mac each guarantee the payment of principal and interest on the securities they issue, unlike Ginnie Mae securities, their securities are not backed by the full faith and credit of the United States Government.

PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. The Corporate Bond Fund may also invest in mortgage-backed securities offered by private issuers. These include pass-through securities comprised of pools of conventional mortgage loans;
mortgage-backed bonds (which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans); and collateralized mortgage obligations ("CMOs"), which are described below. Mortgage-backed securities issued by non-governmental issuers may offer a higher rate of interest than securities issued by government issuers because of the absence of direct or indirect government guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities, however, guarantee timely payment of interest and principal on these securities. Timely payment of interest and principal also may be supported by various forms of insurance, including individual loan, title, pool and hazard policies.

UNDERLYING MORTGAGES. Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes, but may be made to purchasers of mobile homes or other real estate interests. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Funds may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage servicers impose qualification standards for local lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

LIQUIDITY AND MARKETABILITY. Generally, government and government-related pass-through pools are highly liquid. While private conventional pools of mortgages (pooled by non-government-related entities) have also achieved broad market acceptance and an active secondary market has emerged, the market for conventional pools is smaller and less liquid than the market for government and government-related mortgage pools.

AVERAGE LIFE AND PREPAYMENTS. The average life of a pass-through pool varies with the maturities of the underlying mortgage instruments. In addition, a pool's terms may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Prepayments with respect to securities during times of declining interest rates will tend to lower the return of a Fund and may even result in losses to the Fund if the securities were acquired at a premium. The occurrence of mortgage prepayments is affected by various factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. The assumed average life of pools of mortgages having terms of 30 years or less is typically between 5 and 12 years.

YIELD CALCULATIONS. Yields on pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgages. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund.

ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES. Adjustable rate mortgage-backed securities ("ARMs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. Also, most adjustable rate securities (or the underlying mortgages) are subject to caps or floors. "Caps" limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and, accordingly, fluctuation in interest rates above these levels could cause such mortgage securities to "cap out" and to behave more like long-term, fixed-rate debt securities. ARMs may have less risk of a decline in value during periods of rapidly rising rates, but they also may have less potential for capital appreciation than other debt securities of comparable maturities due to the periodic adjustment of the interest rate on the underlying mortgages and due to the likelihood of increased prepayments of mortgages as interest rates decline. Furthermore, during periods of declining interest rates, income to a Fund will decrease as the coupon rate resets along with the decline in interest rates. During periods of rising interest rates, changes in the coupon rates of the mortgages underlying the Fund's ARMs may lag behind changes in market interest rates. This may result in a lower value until the interest rate resets to market rates.

COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs are debt obligations collateralized by mortgages or mortgage pass-through securities issued by Ginnie Mae, Freddie Mac or Fannie Mae or by pools of conventional mortgages ("Mortgage Assets"). CMOs may be privately issued or U.S. Government Securities. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs on the same schedule as they are received, although, certain classes (often referred to as tranches) of CMOs have priority over other classes with respect to the receipt of payments. Multi-class mortgage pass-through securities are interests in trusts that hold Mortgage Assets and that have multiple classes similar to those of CMOs. Unless the context indicates otherwise, references to CMOs include multi-class mortgage pass-through securities. Payments of principal of and interest on the underlying Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class mortgage-based securities ("PAC Bonds") are a form of parallel pay CMO. PAC Bonds are designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a contemplated range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the contemplated range, or if deviations from other assumptions occur, principal payments on a PAC Bond may be greater or smaller than predicted. The magnitude of the contemplated range varies from one PAC Bond to another; a narrower range increases the risk that prepayments will be greater or smaller than contemplated. CMOs may have complicated structures and generally involve more risks than simpler forms of mortgage-related securities.

ASSET-BACKED SECURITIES. The CORPORATE BOND FUND may invest in asset-backed securities. These securities represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-related assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. The Fund may not invest more than 15% of its net assets in asset-backed securities that are backed by a particular type of credit, for instance, credit card receivables. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-related securities and, accordingly, are subject to many of the same risks.

Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-related securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-related securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

COMMON STOCK. The EQUITY FUNDS invest primarily in common stocks of domestic issuers. Common stock represents an equity or ownership interest in a company. Although an equity interest often gives a Fund the right to vote on measures affecting the company's organization and operations, the Funds do not intend to exercise control over the management of companies in which they invest. Common stocks have a history of long-term growth in value, but their prices tend to fluctuate in the shorter term.

PREFERRED STOCK. The EQUITY FUNDS may invest in preferred stock. Preferred stock generally does not exhibit as great a potential for appreciation or depreciation as common stock, although it ranks above common stock in its claim on income from dividend payments or the recovery of investment or both. The owner of preferred stock is a shareholder in a business and not, like a bondholder, a creditor. Dividends paid to preferred stockholders are distributions of earnings of a business in contrast to interest payments to bondholders which are expenses of a business.

WARRANTS. The EQUITY FUNDS may invest in warrants. These are options to purchase an equity security at a specified price at any time during the life of the warrant. Unlike preferred stocks, warrants do not pay a dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of a Fund's entire investment therein).

CONVERTIBLE SECURITIES. All of the Funds may invest in securities that may be converted into a pre-determined number of shares of the issuer's common stock at stated price or formula within a specified time period. The holder of convertible securities is entitled to receive interest paid or accrued on convertible debt, or the dividend paid on convertible preferred stock, until the convertible security matures or is redeemed, converted or exchanged. Traditionally, convertible securities have paid dividends or interest greater than common stocks, but less than fixed income or non-convertible debt securities. Convertible securities typically rank before common stock, but after non-convertible debt securities, in their claim on dividends paid by the issuer. In general, the value of a convertible security is the higher of its investment value (its value as a fixed income security) and its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. The value of a convertible security is, however, also influenced by the value of the underlying common stock. By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company's stock, but to a lesser degree than its common stock.

A Fund may invest in preferred stock and convertible securities rated BBB or higher by Standard & Poor's Corporation, Baa by Moody's Investors Service, Inc., or the equivalent in the case of unrated instruments. (See "Description of Securities Ratings" in Appendix A to the SAI.)

FUTURES CONTRACTS AND OPTIONS. Each Fund may attempt to hedge against a decline in the value of securities it owns or an increase in the price of securities it plans to purchase through the use of options and the purchase and sale of interest rate futures contracts and options on those futures contracts. These instruments are often referred to as "derivatives," because their performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Funds only may write (sell) "covered" options. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains cash, U.S. Government Securities or other liquid debt securities in a segregated account with a value at all times sufficient to cover the Fund's obligation under the option. A Fund may enter into futures contracts only if the aggregate of initial deposits for open futures contract positions does not exceed 5% of the Fund's total assets.

RISK CONSIDERATIONS. A Fund's use of options and futures contracts subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (ii) imperfect correlations between movements in the prices of options or futures contracts and movements in the price of the securities hedged or used for cover which may cause a given hedge not to achieve its objective; (iii) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the other securities in which the Fund invests; (iv) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may limit a Fund's ability to limit exposures by closing its positions; (v) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences; and (vi) the potential for unlimited loss when investing in futures contracts or writing options for which an offsetting position is not held.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures position or that a counterparty in an over-the-counter option transaction will be able to perform its obligations. There are a limited number of options on interest rate futures contracts and exchange traded options contracts on fixed income securities. Accordingly, hedging transactions involving these instruments may entail "cross-hedging." As an example, a Fund may wish to hedge existing holdings of mortgage-backed securities, but no listed options may exist on those securities. In that event, the Fund's Sub-adviser may attempt to hedge the Fund's securities by the use of options with respect to similar securities. The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist.

LIMITATIONS. The Funds have no current intention of investing in futures contracts and options thereon for purposes other than hedging. No Fund may purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5% of the Fund's total assets as of the date the option is purchased. No Fund may sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund's total assets or sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. In addition, the current market value of all open futures positions held by a Fund will not exceed 50% of its total assets.

OPTIONS ON SECURITIES. A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security, upon exercise at the exercise price during the option period. The amount of premium received or paid is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period, supply and demand and interest rates.

OPTIONS ON STOCK INDICES. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional stock options except that exercises of stock index options are effected with cash payments and do not involve delivery of securities. Thus, upon exercise of a stock index option, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

INDEX FUTURES CONTRACTS. Bond and stock index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference


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

between the bond or stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the fixed income or equity securities comprising the index is made. Generally, futures contracts are closed out prior to the expiration date of the contract.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts are similar to stock options except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

TECHNIQUES INVOLVING LEVERAGE. Leveraging involves special risks. The Funds may borrow for other than temporary or emergency purposes, lend their securities, and purchase securities on a when-issued or forward commitment basis, and engage in dollar roll transactions. Each of these transactions involves the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. In addition, the use of swap and related agreements may involve leverage. A Fund uses these investment techniques only when the Sub-adviser to the Fund believes that the leveraging and the returns available from investing the cash will provide the Fund's shareholders with a potentially higher return.

Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the Fund's investment. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund.

The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

SEGREGATED ACCOUNT. To limit the risks involved in various transactions involving leverage, the Trust's custodian will set aside and maintain in a segregated account for each Fund, cash, U.S. Government Securities and other liquid, debt securities in accordance with SEC guidelines. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions. The Fund's commitments may include: (i) the Fund's obligations to repurchase securities under a reverse repurchase agreement, or settle when-issued and forward commitment transactions; (ii) the greater of the market value of securities sold short or the value of the securities at the time of the short sale (reduced by any margin deposit). The use of a segregated account in connection with leveraged transactions may result in a Fund's portfolio being 100% leveraged.

BORROWING. As a fundamental investment policy, a Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3% of a Fund's total assets. As a nonfundamental investment policy, a Fund may not purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might need to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

REPURCHASE AGREEMENTS AND LENDING OF PORTFOLIO SECURITIES. Each Fund may seek additional income by entering into repurchase agreements or by lending securities from its portfolio to brokers, dealers and other financial institutions. These investments may entail certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, a Fund might suffer a loss.

Repurchase agreements are transactions in which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. When a Fund lends a security it receives interest from the borrower or from investing cash collateral. The Trust maintains possession of the purchased securities and any underlying collateral in these transactions, the total market value of which on a continuous basis is at least equal to the repurchase price or value of securities loaned, plus accrued interest. The Funds may pay fees to arrange securities loans and each Fund will, as a fundamental policy, limit securities lending to not more than 331/3 % of the value of its total assets.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The FIXED INCOME FUNDS may purchase securities on a "when-issued" or "forward commitment" basis. When a Fund purchases a security on a when-issued or forward commitment basis, the price of the security is fixed when the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement occurs within three months after the transaction, but delayed settlements beyond three months may be negotiated.

During the period between a commitment and settlement, no interest accrues to the Fund. When a Fund commits to purchase securities in this manner, however, the Fund immediately assumes the risk of ownership, including price fluctuation. If the other party does not deliver or pay for a security purchased or sold by the Fund, the Fund may incur a loss or miss an opportunity to make an alternative investment. Any significant commitment of a Fund's assets committed to the purchase of securities on a when-issued or forward commitment basis may increase the volatility of its net asset value. Except for dollar roll transactions, which are described below, each of the FIXED INCOME FUNDS limits its investments in when-issued and forward commitment securities to 15% of the value of the Fund's total assets.

A Fund may use when-issued transactions and forward commitments to hedge against anticipated changes in interest rates and prices. If the Fund's Sub-adviser forecasts incorrectly the direction of interest rate movements, however, the Fund might be required to complete when-issued or forward transactions at prices inferior to the current market values. The Funds enter into when-issued and forward commitments only with the intention of actually receiving the securities, but a Fund may sell the securities before the settlement date if deemed advisable. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss.

DOLLAR ROLL TRANSACTIONS. Each FIXED INCOME FUND may enter into dollar roll transactions in which the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. During the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the Fund, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is committed to purchase similar securities. If the buyer of securities under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Funds will engage in roll transactions for the purpose of acquiring securities for their portfolios and not for investment leverage. Each Fixed Income Fund will limit its obligations on dollar roll transactions to 35% of the Fund's net assets.

CONCENTRATION. As a fundamental investment policy, a Fund may not purchase a security (other than U.S. Government Securities) if as a result more than 25% of its net assets would be invested in a particular industry.

DIVERSIFICATION. As a fundamental investment policy, a Fund may not purchase a security if, as a result (a) more than 5% of a Fund's total assets would be invested in the securities of a single issuer, or (b) a Fund would own more than 10% of the outstanding voting securities of a single issuer. This limitation applies only with respect to 75% of a Fund's total assets and does not apply to U.S. Government Securities.

CASH AND TEMPORARY DEFENSIVE POSITIONS. A Fund will hold a certain portion of its assets in cash or cash equivalents to retain flexibility in meeting redemptions, paying expenses, and timing of new investments. Cash equivalents may include (i) short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities ("U.S. Government Securities"),
(ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that have an A+ rating from Standard & Poor's Corporation or an A-1+ rating from Moody's Investors Service, Inc., (iii) commercial paper rated P-1 by Moody's Investors Service, Inc. or A-1 by Standard & Poor's Corporation, (iv) repurchase agreements covering any of the securities in which a Fund may invest directly, and (v) money market mutual funds.

In addition, when a Sub-adviser believes that business or financial conditions warrant, the Sub-adviser's Fund may assume a temporary defensive position. During such periods, a Fund may invest without limit in cash or cash equivalents. When and to the extent a Fund assumes a temporary defensive position, it will not pursue its investment objective.

SHORT SALES. A Fund may not enter into short sales, except short sales "against the box." In a short sale against the box, a Fund sells securities it owns, or has the right to acquire at no additional cost. A Fund does not immediately deliver the securities sold, however, and does not receive proceeds from the sale until it does deliver the securities. A Fund may enter into a short sale against the box to lock-in a gain or loss in one year, while deferring recognition of the gain or loss until the next year. A Fund may also sell short against the box to hedge against the risk that the price of a security may decline. In such a case, to the extent a Fund limits its future losses in the security, it limits its opportunity to achieve future gain in the security as well. Pursuant to the Taxpayer Relief Act of 1997, if a Fund has unrealized gain with respect to a security and enters into a short sale with respect to such security, the Fund generally will be deemed to have sold the appreciated security and this will recognize gain for tax purposes.

SECURITIES OF OTHER INVESTMENT COMPANIES. A Fund may invest in shares of other investment companies to the extent permitted by the Investment Company Act of 1940 ("Investment Company Act"). To the extent a Fund invests in shares of an investment company, it will bear its pro rata share of the other investment company's expenses, such as investment advisory and distribution fees, and operating expenses.

Each Fund reserves the right upon notification to shareholders to invest up to 100% of its investable assets in one or more other investment companies. If a Fund elected to pursue its investment objective in this manner, its policies on concentration and diversification would apply to the assets of the investment companies in which the Fund invests.

ILLIQUID AND RESTRICTED SECURITIES. A Fund may not purchase a security if, as a result, more than 15 percent of its net assets would be invested in illiquid securities. A security is considered "illiquid" if it may not be sold or
disposed  of  in  the  ordinary   course  of  business   within  seven  days  at
approximately the value at which a Fund has valued the security. Over-the-counter options, repurchase agreements not entitling the holder to payment of principal in 7 days, and certain "restricted securities" may be illiquid.

A security is RESTRICTED if it is subject to contractual or legal restrictions on resale to the general public. A liquid institutional market has developed, however, for certain restricted securities such as repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. Thus, restrictions on resale do not necessarily indicate the liquidity of the security. For example, if a restricted security may be sold to certain institutional buyers in accordance with Rule 144A under the Securities Act of 1933 or another exemption from registration under the Securities Act, the Sub-adviser may determine that the security is liquid under guidelines adopted by the Board. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. With other restricted securities, however, there can be no assurance that a liquid market will exist for the security at any particular time. A Fund might not be able to dispose of such securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. A Fund treats such holdings as illiquid.

PORTFOLIO TRANSACTIONS. Each Sub-adviser places orders for the purchase and sale of assets it manages with brokers and dealers selected by, and in the discretion of, the Sub-adviser. The Sub-advisers seek "best execution" for all portfolio transactions, but a Fund may pay higher than the lowest available commission rates when the Fund's Sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction.

Subject to the policy of obtaining "best execution", each Sub-adviser may employ broker-dealer affiliates (collectively "Affiliated Brokers") to effect brokerage transactions. Payment of commissions to Affiliated Brokers is subject to procedures adopted by the Board to provide that the commissions will not exceed the usual and customary broker's commissions charged by unaffiliated brokers. No specific portion of brokerage transactions will be directed to Affiliated Brokers and in no event will a broker affiliated with the Sub-adviser directing the transaction receive brokerage transactions in recognition of research services provided to the Sub-adviser.

The frequency of portfolio transactions of a Fund (portfolio turnover rate) will vary from year to year depending on many factors. From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in a fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs and a possible increase in short-term capital gains or losses. Tax rules applicable to short-term trading may affect the timing of a portfolio transactions or the ability to realize short-term trading profits or establish short-term positions. It is estimated that each Fund's portfolio turnover will be less than 100%.

9.  OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of each Fund is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern
Time), on each Fund Business Day by dividing the value of the Fund's net assets (I.E., the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. Securities owned by a Fund for which market quotations are readily available are valued at current market value or, in their absence, at fair value as determined by the Board or pursuant to procedures approved by the Board.

PERFORMANCE INFORMATION

A Fund's performance may be quoted in terms of yield or total return. All performance information is based on historical results and is not intended to indicate future performance. A Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield, a Fund takes the income it earned from its investments for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Funds' returns, shareholders should recognize that they are not the same as actual year-by-year results.

The Funds' advertisements may refer to ratings and rankings among similar mutual funds by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc. and IBC/Donoghue, Inc. In addition, the performance of a Fund may be compared to securities indices. Indices are not used in the management of the Funds but rather are standards by which the Advisers and shareholders may compare the performance of a Fund to an unmanaged composite of securities with similar, but not identical, characteristics. The Funds may also advertise the historical performance of private accounts managed by the Sub-advisers to the extent permitted by the National Association of Securities Dealers. Performance information is not to be considered representative or indicative of a Fund's future performance. All performance information for a Fund is calculated on a class basis.

Federal banking rules generally permit a bank or bank affiliate to act as investment adviser, transfer agent, or custodian to an investment company and to purchase shares of the investment company as agent for and upon the order of a customer and, in connection therewith, to retain a sales charge or similar payment. The Adviser believes that the Trust and any bank or other bank affiliate also may perform Processing Organization or similar services for the Trust and its shareholders without violating applicable federal banking rules. If a bank or bank affiliate were prohibited in the future from so acting, changes in the operation of the Trust could occur and a shareholder serviced by the bank or bank affiliate may no longer be able to avail itself of those services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

THE TRUST AND ITS SHARES

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as a Fund) and may divide portfolios or series into classes of shares (such as Trust Shares); the costs of doing so will be borne by the Trust. Currently the authorized shares of the Trust are divided into four separate series.

OTHER CLASSES OF SHARES. The Funds currently issue two classes of shares, Trust Shares and Institutional Shares. Institutional Shares are offered to large institutional investors able to make a minimum investment of $10 million. Each class of a Fund will have a different expense ratio and may have different distribution fees. Each class' performance is affected by its expenses. For more information on Institutional Shares of the Funds, investors may contact FSS at
(888) 263-5593 or the Funds' distributor. Investors may also contact their sales representative to obtain information about the other classes.

SHAREHOLDER VOTING AND OTHER RIGHTS. Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular series or class, except if the matter affects only one series or class or voting by series or class is required by law, in which case shares will be voted separately by series or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a series is entitled to the shareholder's pro rata share of all dividends and distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

As of the date of this Prospectus, Memorial Group, Inc. owns 100% of the shares of each of the Funds. Trustee and President Christopher W. Hamm owns 100% of the shares of Memorial Group, Inc.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                TABLE OF CONTENTS

1. PROSPECTUS SUMMARY...........................................................
    Highlights of the Funds.....................................................
    Expense Information.........................................................
2. INVESTMENT OBJECTIVES AND POLICIES...........................................
    Government Bond Fund........................................................
    Corporate Bond Fund.........................................................
    Growth Equity Fund..........................................................
    Value Equity Fund...........................................................
3. MANAGEMENT...................................................................
    Investment Advisory Services................................................
    Management, Administration and Distribution Services........................
    Transfer Agent..............................................................
    Expenses of the Trust.......................................................
    Custody.....................................................................
4. HOW TO BUY SHARES............................................................
    Minimum Investment..........................................................
    Purchase Procedures.........................................................
    Initial Purchases...........................................................
    Subsequent Purchases........................................................
    Account Application.........................................................
    General Information.........................................................
5. HOW TO SELL SHARES...........................................................
    General Information.........................................................
    Redemption Procedures.......................................................
    Other Redemption Matters....................................................
6. OTHER SHAREHOLDER SERVICES...................................................
    Exchanges...................................................................
    Automatic Investment Plan...................................................
    Individual Retirement Accounts..............................................
    Automatic Withdrawal Plan...................................................
    Reopening Accounts..........................................................
7. DIVIDENDS AND TAX MATTERS....................................................
    Dividends...................................................................
    Payment Options.............................................................
    Tax Matters.................................................................
8. DETAILED DESCRIPTION OF FUNDS' INVESTMENTS, STRATEGIES, AND RISKS............
9. OTHER INFORMATION............................................................
    Determination of Net Asset Value............................................
    Performance Information.....................................................
    The Trust and Its Shares....................................................
    Other Classes of Shares.....................................................
    Shareholder Voting and Other Rights.........................................

MEMORIAL FUNDS

INSTITUTIONAL SHARES

                                                                      PROSPECTUS


March 13, 1998

This Prospectus offers Institutional class shares of the Government Bond Fund, Corporate Bond Fund, Growth Equity Fund and Value Equity Fund (each a "Fund" and collectively the "Funds"). The Funds are separate, diversified portfolios of the Memorial Funds (the "Trust"), a registered, open-end, management investment company.

           THIS PROSPECTUS SETS FORTH CONCISELY IMPORTANT INFORMATION
                     THAT YOU SHOULD KNOW BEFORE INVESTING.
         PLEASE READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

The Trust has filed with the Securities and Exchange Commission (the "SEC") a Statement of Additional Information ("SAI") dated March 13, 1998, as may be amended from time to time, which is available for reference on the SEC's Web Site (http.//www.sec.gov). The SAI contains more detailed information about the Trust and each of the Funds and is incorporated into this Prospectus by reference. An investor may obtain a copy of the SAI without charge by contacting the Trust's distributor, Forum Financial Services, Inc., at Two Portland Square, Portland, Maine 04101 or by calling (888) 263-5593 .

THE MEMORIAL FUNDS ARE A FAMILY OF MUTUAL FUNDS. THE SHARES OF MUTUAL FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER GOVERNMENT AGENCY.

AN INVESTMENT IN SHARES OF ANY MUTUAL FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1.  PROSPECTUS SUMMARY

HIGHLIGHTS OF THE FUNDS

The following summary is qualified in its entirety by the more detailed information contained in this Prospectus.

INVESTMENT OBJECTIVES AND POLICIES

FIXED INCOME FUNDS

The Memorial Funds includes two "Fixed Income" Funds, the GOVERNMENT BOND FUND and the CORPORATE BOND FUND. These mutual funds invest primarily in bonds and other fixed income securities. The Fixed Income Funds are designed principally for investors that seek current income.

GOVERNMENT BOND FUND seeks to provide a high level of income consistent with maximum credit protection and moderate fluctuation in principal value. The Fund will seek to achieve this objective by investing at least 90 percent of its assets in obligations issued or guaranteed as to principal and interest by the United States Government, or by its agencies or instrumentalities, including zero coupon bonds issued or guaranteed by the U.S. Treasury and mortgage-backed securities ("U.S. Government Securities"). The Fund may also invest in asset-backed securities. The Fund seeks to moderate fluctuations its volatility by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Government Bond Index.

CORPORATE BOND FUND seeks to provide as high a level of current income as is consistent with capital preservation and prudent investment risk. Under normal circumstances, the Fund will seek to attain this objective by investing at least 65% of the value of the total assets in corporate bonds. The Fund may also invest in U.S. Government Securities and mortgage-backed and asset-backed securities. The Fund intends to maintain a duration between 75 percent and 125 percent of the Lehman Brothers Aggregate Bond Index.

EQUITY FUNDS

The Memorial Funds also includes two "Equity Funds" that invest primarily in the common stock of domestic companies, the GROWTH EQUITY FUND and the VALUE EQUITY FUND (the "Equity Funds"). The Equity Funds will invest only in companies with a minimum market capitalization of $250 million at the time of purchase, and will seek to maintain a minimum average weighted capitalization of $5 billion. A company's market capitalization is the total market value of its outstanding common stock. Although the investment disciplines of the Equity Funds differ, they are each designed for investors seeking long term capital appreciation and able to tolerate possibly significant fluctuation in the value of their investment.

GROWTH EQUITY FUND seeks long-term capital appreciation. It will seek to achieve this objective by investing at least 65% of its assets in the common stock of domestic companies that the Fund's sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and that support internal earnings growth capability.

VALUE EQUITY FUND also seeks long-term capital appreciation. It will seek to attain this objective by investing at least 65% of its total assets in the common stock of domestic companies. Using a value approach, the Fund will seek to invest in stocks that are underpriced when measured against comparable securities, determined by price/earnings ratios, cash flows or other measures.

SOME INVESTMENT CONSIDERATIONS AND RISK FACTORS

IN GENERAL. There is no assurance that any Fund will achieve its investment objective, and a Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in a Fund may be worth more or less than its original value. No Fund, by itself, provides a complete investment program.

All investments made by the Funds entail some risk. Among other things, the market value of any security in which the Funds may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth. Certain investments and investment techniques, however, entail additional risks, such as the potential use of leverage by certain Funds through borrowings, securities lending, and other investment techniques. (See "A Detailed Description of the Funds'
Investments, Investment Strategies and Risks.") Similarly, a Fund's use of mortgage- and asset-backed securities entails certain risks. (See "A Detailed Description of the Funds' Investments, Investment Strategies and Risks -- Mortgage-Backed Securities" and "-- Asset-Backed Securities.")

FIXED INCOME FUNDS. The value of your investment in one or both of the Fixed Income Funds may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Funds invest. Your investment in the Corporate Bond Fund is also subject to the risk that the financial condition of an issuer of a security held by the Fund may cause it to default or become unable to pay interest or principal due on the security. To limit this risk, at least 80 percent of the Corporate Bond Fund's investments in corporate debt securities will be in securities rated A or better and the Fund will maintain a minimum average rating of A.

EQUITY FUNDS. The Equity Funds may be appropriate investments for investors who seek long term growth in their investment, but who are willing to tolerate significant fluctuations in the value of their investment in response to changes in the market value of the stocks the Funds hold. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market, or the entire market.

PORTFOLIO MANAGEMENT

INVESTMENT ADVISER. Forum Investment Advisors, LLC (the "Adviser"), serves as the investment adviser for each Fund. The Adviser's responsibilities include developing and reviewing the investment strategies and policies of each Fund, and overseeing the performance of the investment sub-advisers ("Sub-advisers") responsible for the day-to-day management of each Fund's investment portfolio. (See "Management - Investment Advisory Services.")

INVESTMENT CONSULTANT. To assist it in carrying out its responsibilities, the Adviser has retained Wellesley Group, Inc. ("Wellesley"). Wellesley provides data with which the Adviser and the Board of Trustees of the Trust ("Board") can monitor and evaluate the performance of the Funds and the Sub-advisers. If the Board determines in the future to replace one of the current Sub-advisers, or retain additional Sub-advisers to manage one or more of the Funds, Wellesley will assist the Adviser and the Board in the selection of those Sub-advisers.

INVESTMENT SUB-ADVISERS. The Adviser has retained the following Sub-advisers to render advisory services and make daily investment decisions for each Fund:

              o The portfolio of the Government Bond Fund is managed by The
                Northern Trust Company.

              o The portfolio of the Corporate Bond Fund is managed by Conseco
                Capital Management, Inc.

              o The  portfolio  of the  Growth  Equity  Fund is managed by Davis
                Hamilton, Inc., d/b/a Davis Hamilton Jackson & Associates.

              o The portfolio of the Value Equity Fund is managed by Beutel,
                Goodman Capital Management.


The Adviser is also responsible for monitoring the investments and the performance of the Sub-advisers on behalf of each of the Funds. The Adviser and the Sub-advisers collectively may be referred to herein as the "Advisers." (See "Management - Investment Advisory Services.")

SHARES OF THE FUNDS

Each Fund currently offers two separate classes of shares:

INSTITUTIONAL SHARES are sold through this prospectus, and are offered to large institutional investors able to make an minimum initial investment of $10 million, referred to as "Shares" in this prospectus.

TRUST SHARES are offered by separate prospectus. Trust Shares are designed primarily for individual investors and smaller fiduciary, agency and custodial clients whose investments are pooled in common or collective trusts managed by bank trust departments, trust companies or their affiliates. Trust Shares are expected to incur higher expenses than Institutional Shares.

Shares of each class of a Fund have identical interests in the investment portfolio of the Fund and, with certain exceptions, the same rights. (See "Other Information -- The Trust and Its Shares.")

HOW TO BUY AND SELL SHARES

Shares of the Funds may be purchased or sold ("redeemed") on any weekday except days that the New York Stock Exchange is closed, normally New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas ("Fund Business Day"). The Trust's transfer agent accepts orders to buy or sell Shares between 9:00 a.m and 6:00 p.m. (Eastern) on all Fund Business Days. Orders are executed at the net asset value of the Fund's shares next determined after an order in proper form is received.

You may buy or sell Shares by mail, by bank wire or through various financial institutions. The minimum initial investment in Shares is $10 million. There is no minimum for subsequent investments. (See "How to Buy Shares" and "How to Sell Shares.")

EXCHANGES

Shareholders may exchange Institutional Shares for Institutional Shares of the other Funds or for Institutional class shares of the Forum Daily Assets Government Fund, a money market fund that is a separate series of Forum Funds. (See "Other Shareholder Services -- Exchanges.")

DIVIDENDS AND DISTRIBUTIONS

The  Fixed  Income  Funds  declare  dividends  daily  and pay  dividends  of net investment income monthly. The Equity Funds declare and pay dividends of net investment income, if any, quarterly. Each Fund's net capital gain, if any, is distributed annually. All dividends and distributions are reinvested in additional Fund shares unless the shareholder elects to have them paid in cash. (See "Dividends and Tax Matters.")

EXPENSE INFORMATION

The following tables should help you understand the expenses that you will bear if you invest in Shares of a Fund.

SHAREHOLDER TRANSACTION EXPENSES
(APPLICABLE TO EACH FUND)

                                             GOVERNMENT BOND    CORPORATE BOND         GROWTH            VALUE
                                                   FUND              FUND           EQUITY FUND       EQUITY FUND
                                             ---------------    ---------------     -----------       -----------
Maximum   sales   charge  on  purchase  and        None              None               None              None
reinvested dividends

Maximum deferred sales charge                      None              None               None              None

Exchange Fee                                       None              None               None              None

ANNUAL FUND OPERATING EXPENSES (1)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                GOVERNMENT         CORPORATE           GROWTH            VALUE
                                                BOND FUND          BOND FUND        EQUITY FUND       EQUITY FUND
                                                ----------         ---------        -----------       -----------
Investment Advisory Fees                          0.35%              0.35%             0.45%             0.45%

Rule 12b-1 Fees                                    None              None               None              None

Other Expenses
    Shareholder Service Fees                      0.05%              0.05%             0.05%             0.05%
    Miscellaneous                                 0.35%              0.35%             0.50%             0.50%

Total Operating Expenses                          0.75%              0.75%             1.00%             1.00%


(1) Annual Fund Operating Expenses are calculated as a percentage of each Fund's average net assets assuming average net assets of at least $50 million. If the average net assets of a Fund are lower in any given year, the expenses will be a higher percentage of the Fund's assets. For a further description of the various expenses associated with investing in the Funds, see "Management".

EXAMPLE

The following hypothetical example indicates the dollar amount of expenses that you would pay if you invested $1,000 in a Fund's Shares, assuming that (a) the Fund's expenses are as listed above, (b) the Fund has a 5% annual return and (c) you reinvest all dividends and distributions paid by the Fund. The example does not represent past or future expenses or return; actual expenses and return may be more or less than indicated.

                                        1 YEAR          3 YEARS
                                        ------          -------

GOVERNMENT BOND FUND                     $8             $24

CORPORATE BOND FUND                      $8             $24

GROWTH EQUITY FUND                       $10            $32

GROWTH VALUE FUND                        $10            $32

2.  INVESTMENT OBJECTIVES AND POLICIES

GOVERNMENT BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide a high level of income consistent with maximum credit protection and moderate fluctuation in principal value. There is no assurance that the Fund will achieve this objective.

INVESTMENT POLICIES. The Fund will invest at least 90 percent of its net assets in a portfolio of fixed and variable rate U.S. Government Securities, including zero coupon bonds issued or guaranteed by the U.S. Treasury and mortgage-backed securities. The Fund may invest up to 10 percent of its net assets in corporate debt securities.

The Fund may not invest more than 25 percent of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, and may not invest more than 10 percent of its total assets in the securities of any other issuer.

The Fund invests in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 12 years. The Fund seeks to moderate fluctuations in the price of its Shares by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Government Bond Index, which was 5.20 years as of March 11, 1998. Duration measures the sensitivity of a debt security's price to changes in interest rates -- the longer the security's duration, the more its price will fluctuate in response to changes in interest rates. The calculation of duration is based on the present value of payments over the life of the debt obligation and takes into account call rights and other features that may shorten the debt obligation's life. Because earlier payments on a debt security have a higher present value, duration of a security, except a zero-coupon security, generally will be less than its stated maturity.

The Fund may also use options and futures contracts (both exchange-traded and over-the-counter) to attempt to reduce the overall risk of its investments ("hedge"). The Fund's ability to use these strategies may be limited by market considerations, regulatory limits and tax considerations. The Fund may write covered call and put options, buy put and call options, buy and sell interest rate and foreign currency futures contracts and buy options and write covered options on those futures contracts. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains a segregated account of liquid debt instruments with a value at all times sufficient to cover the Fund's obligations under the option. Although the Fund will not engage in these transaction for speculative purposes, there is a risk that changes in the value of a hedging instrument will not match those of the investment being hedged. For a discussion of these investment practices and the risks associated with them, see "A Detailed Description of the Fund's Investments, Investment Strategies and Risks."

CORPORATE BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide as high a level of current income as is consistent with capital preservation and prudent investment risk. There is no assurance that the Fund will achieve this objective.

INVESTMENT POLICIES. Under normal circumstances, the Fund will seek to attain its investment objective by investing at least 65% of the value of the total assets in corporate bonds. The Fund may also invest in U.S. Government securities and mortgage-backed and asset-backed securities of private issuers ("U.S. Government Securities").

At least 80 percent of the Fund's investments in corporate debt will be in securities that are rated, at the time of purchase, in one of the three highest rating categories by a nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's, or which are unrated and determined by the Sub-adviser to be of comparable quality (See "A Detailed Description of the Fund's Investments, Investment Strategies and Risks-Fixed Income Securities and Their Characteristics"). No more than 5 percent of the Fund's investments will be in securities rated below investment grade, that is below the fourth highest rating category. The Fund's portfolio of corporate debt instruments will have a minimum weighted average rating of A.

The Fund will invest primarily in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 15 years. The Fund seeks to structure the maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.47 years as of March 11, 1998. Duration measures the sensitivity of a debt security's price to changes in interest rates -- the longer the security's duration, the more its price will fluctuate in response to changes in interest rates. The calculation of duration is based on the present value of payments over the life of the debt obligation and takes into account call rights and other features that may shorten the debt obligation's life. Because earlier payments on a debt security have a higher present value, duration of a security, except a zero-coupon security, generally will be less than its stated maturity.

The Fund may invest up to 25 percent of its assets in mortgage- and asset-backed securities. The Fund may enter into "dollar roll" transactions in connection with its investments in mortgage-backed securities. The Fund may also invest in zero-coupon securities, but will limit its investment in these securities, except those issued through the U.S. Treasury's STRIPS program, to not more than 10 percent of the Fund's total assets. The Fund may also invest in securities that are restricted as to disposition under the federal securities laws (sometimes referred to as "private placements" or "restricted securities"). In addition, the Fund may not invest more than 25 percent of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury. For a discussion of these investments and the risks associated with them, see "A Detailed Description of the Funds' Investments, Investment Strategies and Risks."

The Fund may also use futures contracts and options (both exchange-traded and over-the-counter) to attempt to reduce the overall risk of its investments ("hedge"). The Fund's ability to use hedging strategies may be limited by market considerations, regulatory limits and tax considerations. The Fund may write covered call and put options, buy put and call options, buy and sell interest rate futures contracts, and buy options and write covered options on those futures contracts. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains a segregated account of liquid debt instruments with a value at all times sufficient to cover the Fund's obligations under the option. Although the Fund will not engage in these transaction for speculative purposes, there is a risk that changes in the value of a hedging instrument will not match those of the investment being hedged. For a discussion of these investment practices and the risks associated with them, see "A Detailed Description of the Fund's Investments, Investment Strategies and Risks."

GROWTH EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is long-term capital appreciation. There is no assurance that the Fund will achieve this objective.

INVESTMENT POLICIES. The Fund will seek to achieve its objective by investing at least 65% of its assets in the common stock of domestic companies. The Fund will only invest in companies having a minimum market capitalization of $250 million at the time of purchase, and will seek to maintain a minimum average weighted capitalization of $5 billion. A company's market capitalization is the total market value of its outstanding common stock.

The Fund will invest in the securities of issuers that its Sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund may invest in the securities of companies whose growth potential is, in the Sub-adviser's opinion, generally unrecognized or misperceived by the market. The Sub-adviser may also look to changes in a company that involve a sharp increase in earnings, the hiring of new management or measures taken to close the gap between the company's share price and takeover/asset value. The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that are rated, at the time of purchase, within the four highest rating categories assigned by an NRSRO or which are unrated and determined by the Sub-adviser to be of comparable quality. Securities rated in these categories are generally considered to be investment grade securities, although Moody's indicates that securities rated Baa (the fourth highest category) have speculative characteristics. A description of the rating categories of various NRSROs is contained in the SAI.

The Fund may also use futures contracts and options (both exchange-traded and over-the-counter) to attempt to reduce the overall risk of its investments ("hedge"). The Fund's ability to use hedging strategies may be limited by market considerations, regulatory limits and tax considerations. The Fund may write covered call and put options, buy put and call options, buy and sell interest rate futures contracts, and buy options and write covered options on those futures contracts. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains a segregated account of liquid debt instruments with a value at all times sufficient to cover the Fund's obligations under the option. Although the Fund will not engage in these transaction for speculative purposes, there is a risk that changes in the value of a hedging instrument will not match those of the investment being hedged. For a description of these investment practices and the risks associated with them, see "A Detailed Description of the Funds' Investments, Investment Strategies and Risks - Futures Contracts and Options."

VALUE EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is long-term capital appreciation. There is no assurance that the Fund will achieve this objective.

INVESTMENT POLICIES. The Fund will seek to attain this objective by investing at least 65% of its total assets in common stocks of domestic companies. The Fund will only invest in companies having a minimum market capitalization of $250 million at the time of purchase, and will seek to maintain a minimum average weighted capitalization of $5 billion. A company's market capitalization is the total market value of its outstanding common stock.

Using a value approach, the Fund will seek to invest in stocks that are underpriced relative to comparable stocks, determined by price/earnings ratios, cash flows or other measures. It is expected that the Sub-adviser will rely on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-adviser will establish valuation parameters , by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that are rated, at the time of purchase, within the four highest rating categories assigned by an NRSRO or which are unrated and determined by the Sub-adviser to be of comparable quality. Securities rated in these categories are generally considered to be investment grade securities, although Moody's indicates that securities rated Baa (the fourth highest category) have speculative characteristics. A description of the rating categories of various NRSROs is contained in the SAI.

The Fund may also use futures contracts and options (both exchange-traded and over-the-counter) to attempt to reduce the overall risk of its investments ("hedge"). The Fund's ability to use hedging strategies may be limited by market considerations, regulatory limits and tax considerations. The Fund may write covered call and put options, buy put and call options, buy and sell interest rate futures contracts, and buy options and write covered options on those futures contracts. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains a segregated account of liquid debt instruments with a value at all times sufficient to cover the Fund's obligations under the option. Although the Fund will not engage in these transaction for speculative purposes, there is a risk that changes in the value of a hedging instrument will not match those of the investment being hedged. For a description of these investment practices and the risks associated with them, see "A Detailed Description of the Funds' Investments, Investment Strategies and Risks - Futures Contracts and Options."

3.  MANAGEMENT

The business of the Trust is managed under the direction of the Board. The Board formulates the general policies of the Funds and meets periodically to review the performance of the Funds, monitor their investment activities and practices, and discuss other matters affecting the Funds and the Trust.

ADVISER

FORUM INVESTMENT ADVISORS, LLC (the "Adviser"), Two Portland Square, Portland, Maine 04101, serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for each Fund in accordance with its investment objective, reviewing the investment strategies and policies of each Fund, and advising the Board on the selection of additional Sub-advisers.

The Adviser has entered into investment sub-advisory agreements with the Sub-advisers to exercise investment discretion over the assets (or a portion of assets) of each Fund.

For its services under the Investment Advisory Agreement, the Adviser receives the following fees with respect to the Funds:

                                                    Advisory Fee
                                   (as a percentage of average daily net assets)

Government Bond Fund                                    0.35
Corporate Bond Fund                                     0.35
Growth Equity Fund                                      0.45
Value Equity Fund                                       0.45

YEAR 2000 COMPLIANT. Like other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Adviser and other service providers to the Funds do not properly process and calculate date-related information and data from and after January 2000. The Adviser has taken steps to address the Year 2000 issue with respect to the computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. The Adviser does not anticipate that the move to the Year 2000 will have a material impact on its ability to continue to provide the Funds with service at current levels.

The Adviser was incorporated under the laws of Delaware in 1987 and is registered under the Investment Advisers Act of 1940.

INVESTMENT CONSULTANT

To assist it in carrying out its responsibilities under the Investment Advisory Agreement, the Adviser has retained Wellesley Group, Inc. ("Wellesley"), 800 South Street, Waltham, Massachusetts 02154, to provide data with which the Adviser and the Board can monitor and evaluate the performance of the Funds and the Sub-advisers.

If the Board decides to add or change Sub-advisers, Wellesley will assist the Adviser and the Board in the selection of these new Sub-advisers with proven long-term investment performance and philosophy best suited to the goals and objectives of the Fund for which the adviser is being considered. As a part of this selection process, Wellesley will analyze statistical information relating to investments and performance, and evaluate the risk and return profiles of the investment advisers under consideration. Wellesley will also review such qualitative factors as the advisory firm's ownership, organizational structure, business plan, client base, staff resources, investment philosophy, research
capabilities,   investment   decision-making   process,   and  risk   management
disciplines.

SUB-ADVISERS

The Adviser has retained the Sub-advisers to render advisory services and make daily investment decisions for each Fund. The Adviser makes recommendations to the Board regarding the selection and retention of these Sub-advisers. On an ongoing basis, the Adviser evaluates the Sub-advisers and reports to the Board concerning their investment results. The Adviser also reviews the investments made for the Funds by the Sub-advisers to see that they comply with the Funds' investment objectives, policies and restrictions.

The following Sub-advisers and individuals are primarily responsible for the day-to-day management of the Funds:

THE NORTHERN TRUST COMPANY ("NTC"), 50 South LaSalle Street, Chicago, Illinois 60675, manages the portfolio of the GOVERNMENT BOND FUND. NTC is a wholly-owned subsidiary of Northern Trust Corporation, a Delaware corporation that was incorporated in 1889. NTC presently manages approximately $196 billion in assets for endowments and foundations, corporations, public funds and insurance companies. Mr. James Snyder, CFA, is Chief Investment Officer and Executive Vice President for NTC. Mr. Snyder brings more than 25 years of experience managing fixed income asset and holds a Masters in Business Administration in Finance from DePaul University in Chicago, Illinois. Mr. Stephen Timbers, is President of Northern Trust Global Investments and a Member of the Management Committee of NTC. Prior to joining NTC, Mr. Timbers was President, Chief Executive Officer and Chief Investment Officer of Zurich Kemper Investments, the investment adviser to the Kemper Funds and the parent organization of Zurich Investment Management, Inc. Prior to joining Kemper in 1987, Mr. Timbers was Executive Vice President and Chief Investment Officer of the Portfolio Group, Inc. Mr. Timbers holds a Masters in Business Administration from Harvard University in Cambridge, Massachusetts. Mr. Mark J. Wirth, CFA, is Co-Director of Fixed Income and Senior Vice President for NTC. Mr. Wirth co-manages NTC's fixed income management division and leads NTC's fixed income effort as a senior strategist. Mr. Wirth holds a Masters in Business Administration from the University of Wisconsin in Madison, Wisconsin and has been in the industry since 1986. Mr. Monty Memler, CFA, is a Vice President and Senior Portfolio Manager for NTC. Mr. Memler has been a member of the fixed income team at NTC for seven years and holds a Masters in Business Administration from the University of Chicago in Chicago, Illinois and has been in the industry since 1986. Mr. Steven Schafer, CFA, is a Second Vice President and Portfolio Manager for NTC. Mr. Schafer is responsible for managing active and passive fixed income portfolios and holds a Masters in Business Administration from the University of Chicago in Chicago, Illinois. Mr. Schafer has been in the industry since 1990. Mr. Michael J. Lannan, CFA, is a Vice President and Portfolio Manager for NTC. Mr. Lannan holds a Masters in Business Administration from Depaul University in Chicago, Illinois and has been in the industry since 1988. Mr. Peter T. Marchese, CFA, is a Second Vice President and Portfolio Manager for NTC. Mr. Marchese holds a Masters in Business Administration from the University of Wisconsin in Madison, Wisconsin and has been in the industry since 1987.

CONSECO CAPITAL MANAGEMENT, INC. ("CCM"), 11825 N. Pennsylvania Street, Carmel, Indiana 46032, manages the portfolio of the CORPORATE BOND FUND. CCM is a Delaware corporation that was organized in 1981 and is registered as an investment adviser under the Advisers Act. CCM is a wholly-owned subsidiary of Conseco, Inc., a financial services holding company that owns or controls several life insurance companies. CCM presently manages approximately $31 billion for individuals, corporations, insurance companies, investment companies, pension plans, trusts, estates, as well as charitable organizations including foundations and endowments. Mr. Maxwell Bublitz, CFA, is President of CCM and holds a Masters in Business Administration from the University of Southern California in Los Angeles, California. Prior to joining CCM in 1987, Mr. Bublitz was a Portfolio Manager for Transamerica Investment Services in Los Angeles, California. Mr. Thomas A. Meyers, CFA, will be the Fund's Portfolio Manager and is a Senior Vice President and Director of Marketing for CCM. Mr. Meyers received his BA from Brown University in Providence, Rhode Island. Prior to joining CCM in 1988, Mr. Meyers was a Securities Analyst for Capital Research & Management in Los Angeles, California. Mr. Andrew S. Chow, CFA, is a Vice President for CCM and holds a Masters in Business Administration from Carnegie Mellon University in Pittsburgh, Pennsylvania. Prior to joining CCM in 1991, Mr. Chow was a Manager of Quantitative Analysis at Washington Square Capital in Minneapolis, Minnesota. Mr. Joseph F. DeMichele is a Vice President for CCM and holds a Bachelor of Arts in Economics from the University of Pennsylvania in Philadelphia, Pennsylvania. Prior to joining CCM in 1990, Mr. DeMichele was an Assistant Trader for Salomon, Inc. in New York. Mr. Gregory Hahn, CFA, is a

Senior Vice President and Portfolio Manager for CCM and holds a Masters in Business Administration from Indiana University in Indianapolis, Indiana. Prior to joining CCM in 1989, Mr. Hahn was a Fixed Income Portfolio Manager for Unified Management in Indianapolis, Indiana. Mr. Gordon N. Smith, is a Vice President and Portfolio Manager for CCM and holds a Masters in Finance from the University of Wisconsin in Madison, Wisconsin. Prior to joining CCM in 1995, Mr. Smith was a Portfolio Manager for Strong Capital Management in Menomonee Falls, Wisconsin from 1989 to 1995.

The following table sets forth the performance data relating to the historical performance of the separate accounts managed by CCM that have an investment objective and investment policies, strategies and risks substantially similar to those of Corporate Bond Fund. The data is provided to illustrate the past performance of CCM in managing substantially similar accounts as measured against a specified market index and does not represent the performance of Corporate Bond Fund. Investors should not consider this performance data as an indication of future performance of the Corporate Bond Fund or of CCM.

These investment results have been calculated and presented in compliance with the Performance Presentation Standards of the Association of Investment Management and Research ("AIMR"), retroactively applied to all time periods. AIMR has not been involved with the preparation or review of this report. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the actual investment advisory fees, brokerage commissions and execution costs paid by the investment adviser's private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation.

The presentation below describes and consists of the fully discretionary taxable or tax-exempt accounts managed by CCM that have an investment objective, and investment policies, strategies and risks substantially similar to those of the Corporate Bond Fund. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Results for the full period are time-weighted and dollar weighted in accordance with AIMR standards.

The private accounts are not subject to the same types of expenses to which the Corporate Bond Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed by the 1940 Act or Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund's returns would be reduced to the extent its fees and expenses are higher than the fees and expenses incurred by the separate accounts. Also, the performance results for the private accounts could have been adversely affected if the private accounts included in the composite had been regulated as an investment company under the federal securities laws. The presentation below describes and contains six (6) accounts valued, as of December 31, 1997, at $71.7 million.

The investment results of CCM's private accounts presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Corporate Bond Fund. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data. The Fund's performance will be calculated using the method required by the SEC, which differs from the method used to calculate the performance of the separate accounts.

--------------------------------------- -------------------------------------- --------------------------------------
YEAR(S)                                   CCM'S COMPOSITE FOR THE CORPORATE       LEHMAN BROTHERS CORPORATE BOND
                                                     BOND STYLE                              INDEX(2)
--------------------------------------- -------------------------------------- --------------------------------------
Since Inception (7/1/1990)(1)                          10.53%                                  9.74%
--------------------------------------- -------------------------------------- --------------------------------------
5 Years (1993-1997)(1)                                  8.83%                                  8.45%
--------------------------------------- -------------------------------------- --------------------------------------
3 Years (1995-1997)(1)                                 11.38%                                 11.65%
--------------------------------------- -------------------------------------- --------------------------------------
1 Year (1997)(1)                                       10.05%                                 10.24%
--------------------------------------- -------------------------------------- --------------------------------------
1993                                                   13.57%                                 12.17%
--------------------------------------- -------------------------------------- --------------------------------------
1994                                                   (2.74%)                                (3.92%)
--------------------------------------- -------------------------------------- --------------------------------------
1995                                                   19.59%                                 22.24%
--------------------------------------- -------------------------------------- --------------------------------------
1996                                                    4.97%                                  3.29%
--------------------------------------- -------------------------------------- --------------------------------------
1997                                                   10.05%                                 10.24%
--------------------------------------- -------------------------------------- --------------------------------------

(1) Average annual total returns through December 31, 1997.
(2) The Lehman Brother Corporate Bond Index represents taxable, U.S. dollar denominated debt securities. The index is composed of all publicly issued, fixed rate, nonconvertible investment grade debt registered under the Securities Act of 1933. The index includes the industrial, finance, and utility sectors. The index also includes "Yankee bonds," that is, debt registered and sold in the United States by foreign issuers, including debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental or international agencies. Performance figures for the Index do not reflect deduction of brokerage commissions, or other transaction costs, nor is the Index subject to management and other fees charged to the private accounts.

DAVIS HAMILTON, INC., D/B/A DAVIS HAMILTON JACKSON & ASSOCIATES ("DHJA"), Two Houston Center, 909 Fannin, Suite 550, Houston, Texas 77010, manages the portfolio of the GROWTH EQUITY FUND. DHJA is a corporation that was organized in 1988 under the laws of the State of Texas and is registered as an investment adviser under the Advisers Act. DHJA currently manages approximately $2.2 billion for institutions and high net worth individuals and invests primarily in domestic equity securities. Mr. Jack R. Hamilton, CFA, is the President and a shareholder of DHJA, and received his Bachelor of Arts in Finance from Texas Tech University in Lubbock, Texas. Prior to co-founding DHJA in 1988, Mr. Hamilton was a Vice President at Citicorp Investment Management in Houston, Texas. Mr. Robert C. Davis, CFA, is the Secretary, Treasurer and a shareholder of DHJA, and received his M.A. in Economics from the University of Texas at Arlington in Arlington, Texas. Prior to co-founding DHJA in 1988, Mr. Davis was a Senior Vice President at Lovett, Mitchell, Webb & Garrison in Houston, Texas. Mr. J. Patrick Clegg, CFA, is the Portfolio Manager for the Fund and received his M.B.A. from the University of Texas in Austin, Texas. Prior to joining DHJA in 1996, Mr. Clegg was a Principal and Director of Research at Luther King Capital Management in Fort Worth, Texas.

The following table sets forth the performance data relating to the historical performance of the separate accounts managed by DHJA that have an investment objective and investment policies, strategies and risks substantially similar to those of Growth Equity Fund. The data is provided to illustrate the past performance of DHJA in managing substantially similar accounts as measured against a specified market index and does not represent the performance of Growth Equity Fund. Investors should not consider this performance data as an indication of future performance of the Growth Equity Fund or of DHJA.

These investment results have been calculated and presented in compliance with the Performance Presentation Standards of AIMR only for the period January 1, 1993 through December 31, 1997. Prior to January 1, 1993, not all fully discretionary portfolios were represented in appropriate composites. Composite results for the period of July 1, 1988 through December 31, 1992, include fully discretionary accounts over $1.0 million that were managed in accordance with the quality growth equity strategy. AIMR has not been involved with the preparation or review of this report. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the highest investment advisory fee charged to any account, brokerage commissions and execution costs paid by the investment adviser's private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation.

The presentation below describes and consists of the fully discretionary taxable or tax-exempt accounts managed by DHJA that have an investment objective, and investment policies, strategies and risks substantially similar to those of the Growth Equity Fund. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Results for the period of July 1, 1988 through December 31, 1992 were valued monthly and the composites were equal weighted. Results for the period from January 1, 1993 through December 31, 1997 are valued monthly and portfolio returns have been weighted by using beginning-of-month market values plus weighted cash flows in accordance with AIMR standards.

The private accounts are not subject to the same types of expenses to which the Growth Equity Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed by the 1940 Act or Subchapter M of the Code. The Fund's returns would be reduced to the extent its fees and expenses are higher than the fees and expenses incurred by the separate accounts. Also, the performance results for the private accounts could have been adversely affected if the private accounts included in the composite had been regulated as an investment company under the federal securities laws. The presentation below describes and contains forty-five (45) accounts valued, as of December 31, 1997, at $1.032 billion.

The investment results of DHJA's private accounts presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Growth Equity Fund. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data. The Fund's performance will be calculated using the method required by the SEC, which differs from the method used to calculate the performance of the separate accounts.

--------------------------------------- -------------------------------------- --------------------------------------
                                           DHJA'S COMPOSITE FOR THE GROWTH         RUSSELL 1000 GROWTH INDEX(2)
                                                    EQUITY STYLE
--------------------------------------- -------------------------------------- --------------------------------------
Since Inception (7/1/1988) (1)                          17.6%                                 17.95%
--------------------------------------- -------------------------------------- --------------------------------------
5 Years (1993-1997) (1)                                 18.8%                                 18.44%
--------------------------------------- -------------------------------------- --------------------------------------
3 Years (1995-1997) (1)                                 28.4%                                 30.18%
--------------------------------------- -------------------------------------- --------------------------------------
1 Year (1997) (1)                                       34.9%                                 30.48%
--------------------------------------- -------------------------------------- --------------------------------------
1993                                                    20.2%                                  2.90%
--------------------------------------- -------------------------------------- --------------------------------------
1994                                                   (6.9%)                                  2.66%
--------------------------------------- -------------------------------------- --------------------------------------
1995                                                    35.4%                                 37.19%
--------------------------------------- -------------------------------------- --------------------------------------
1996                                                    15.9%                                 23.23%
--------------------------------------- -------------------------------------- --------------------------------------
1997                                                    34.9%                                 30.48%
--------------------------------------- -------------------------------------- --------------------------------------

(1) Average annual total returns through December 31, 1997.
(2) The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. (The Russell 3000 consists of the 3,000 largest U.S. companies based on total market capitalization; it represents approximately 98% of the investable U.S. equity market.) When the Russell 1000 was last reconstituted, its average market capitalization was approximately $7.6 billion, and its median market capitalization was approximately $3.0 billion. The smallest company in the Index had an approximate market capitalization of $1.1 billion. The Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Performance figures for the Index do not reflect deduction of brokerage commissions, or other transaction costs, nor is the Index subject to management and other fees charged to the private accounts.

BEUTEL, GOODMAN CAPITAL MANAGEMENT ("BGCM"), 5847 San Felipe, Suite 4500, Houston, Texas 77057-3011, manages the portfolio of the VALUE EQUITY FUND. BGCM is a partnership that was organized in 1988 and is registered as an investment adviser under the Advisers Act. BGCM has two general partners, Value Corp. and Beutel, Goodman America Inc. Beutel, Goodman America Inc. is owned by BG Canada: fifty-one percent of BG Canada is owned by its employees, forty-nine percent is owned by Duff & Phelps, a U.S. public company listed on the New York Stock Exchange. BG Canada is registered as an investment adviser with the Ontario and Quebec Securities Commissions. BGCM currently manages approximately $1.9 billion in assets. Mr. Richard J. Andrews, CFA, has served as President and a member of the Investment Committee of BGCM since 1995. Mr. Andrews served as a Vice President and member of the Investment Committee of BGCM from 1988 to 1995. Mr. Andrews received his Masters in Business Administration from Amos Tuck, Dartmouth College in Hanover, New Hampshire. Mr. John Philip Ferguson, will be the Fund's Portfolio Manager and has served as Vice President and a member of the Investment Committee of BGCM since 1988. Mr. Ferguson received his Juris Doctor from the University of Texas Law School, in Austin, Texas. Mr. Forrest B. Bruch, Jr., CFA, has served as a Portfolio Manager of BGCM since 1995. Mr. Bruch received his Masters in Business Administration from the University of Houston in Houston, Texas. Prior to joining BGCM, Mr. Bruch was a Managing Director of Investments for Savoy Capital in Houston, Texas from 1991 to 1994 and a First Vice President for Paine Webber, Inc. in Houston, Texas in 1990. Mr. Carl Dinger, CFA, has served as a Vice President and Portfolio Manager for BGCM since 1991. Mr. Dinger received his Masters in Business Administration from Lehigh University. Prior to joining BGCM in 1991, Mr. Dinger was an Analyst and Portfolio Manager for Bering Corporation in Houston, Texas from 1988 to 1990. Mr. Frank McReynolds Wozencraft, Jr., CFA, has served as a Vice President for BGCM since 1996 and a Portfolio Manager since 1993. Mr. Wozencraft received his Masters of Management from the J.L. Kellogg Graduate School of Management, Northwestern University, in Evanston, Illinois. Prior to joining BGCM in 1993, Mr. Wozencraft was a Financial Analyst for Hendricks Management Co., in Houston, Texas from 1992 to 1993, and a Financial Analyst for Criterion Investment Management Company in Houston, Texas from 1985 to 1990.

The following table sets forth the performance data relating to the historical performance of the separate accounts managed by BGCM that have an investment objective and investment policies, strategies and risks substantially similar to those of Value Equity Fund. The data is provided to illustrate the past performance of BGCM in managing substantially similar accounts as measured against a specified market index and does not represent the performance of Value Equity Fund. Investors should not consider this performance data as an indication of future performance of the Value Equity Fund or of BGCM.

As of January 1, 1993, these investment results have been calculated and presented in compliance with the Performance Presentation Standards of AIMR. AIMR has not been involved with the preparation or review of this report. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of a combination of the highest investment advisory fees from 1988 to 1989 and the actual investment advisory fees charged to each account from 1990 through 1997, brokerage commissions and execution costs paid by the investment adviser's private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation.

The presentation below describes and consists of the fully discretionary taxable or tax-exempt accounts managed by BGCM that have an investment objective, and investment policies, strategies and risks substantially similar to those of the Value Equity Fund. The performance figures currently represent a size-weighted average of the total return performance of all fully discretionary, non-wrap, tax-exempt, fee paying U.S. equity portfolios over $100,000 in size that have been managed for a full quarter. Prior to January 1, 1993, the composite was equally-weighted. Prior to January 1, 1990, U.S. equity accounts managed by an affiliate company are included; from January 1, 1990, only those portfolios managed in the U.S. are included. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Results for the period from January 1, 1993 through December 31, 1997 are time-weighted and dollar weighted in accordance with AIMR standards.

The private accounts are not subject to the same types of expenses to which the Value Equity Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed by the 1940 Act or Subchapter M of the Code. The Fund's returns would be reduced to the extent its fees and expenses are higher than the fees and expenses incurred by the separate accounts. Also, the performance results for the private accounts could have been adversely affected if the private accounts included in the composite had been regulated as an investment company under the federal securities laws. The composite below contains seventy-nine (79) accounts, valued as of December 31, 1997 at $611.9 million.

The investment results of BGCM's private accounts presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Value Equity Fund. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data. The Fund's performance will be calculated using the method required by the SEC, which differs from the method used to calculate the performance of the separate accounts.

--------------------------------------- -------------------------------------- --------------------------------------
YEARS(S)                                   BGCM'S COMPOSITE FOR THE VALUE                  RUSSELL 1000
                                                    EQUITY STYLE                          VALUE INDEX (2)
--------------------------------------- -------------------------------------- --------------------------------------
10 Years (1988-1997) (1)                                17.5%                                 18.16%
--------------------------------------- -------------------------------------- --------------------------------------
5 Years (1993-1997) (1)                                 20.1%                                 21.36%
--------------------------------------- -------------------------------------- --------------------------------------
3 Years (1995-1997) (1)                                 28.3%                                 31.52%
--------------------------------------- -------------------------------------- --------------------------------------
1 Year (1997) (1)                                       29.6%                                 35.18%
--------------------------------------- -------------------------------------- --------------------------------------
1993                                                    23.0%                                 18.12%
--------------------------------------- -------------------------------------- --------------------------------------
1994                                                   (4.0%)                                 (2.01%)
--------------------------------------- -------------------------------------- --------------------------------------
1995                                                    32.6%                                 38.34%
--------------------------------------- -------------------------------------- --------------------------------------
1996                                                    22.9%                                 21.63%
--------------------------------------- -------------------------------------- --------------------------------------
1997                                                    29.6%                                 35.18%
--------------------------------------- -------------------------------------- --------------------------------------

(1) Average annual total returns through December 31, 1997.
(2) The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. (The Russell 3000 consists of the 3,000 largest U.S. companies based on total market capitalization; it represents approximately 98% of the investable U.S. equity market.) When the Russell 1000 was last reconstituted, its average market capitalization was approximately $7.6 billion, and its median market capitalization was approximately $3.0 billion. The smallest company in the Index had an approximate market capitalization of $1.1 billion. The Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Performance figures for the Index do not reflect deduction of brokerage commissions, or other transaction costs, nor is the Index subject to management and other fees charged to the private accounts.

The Adviser performs internal due diligence on each Sub-adviser and monitors each Sub-adviser's performance. The Adviser will be responsible for communicating performance targets and evaluations to the Sub-advisers, supervising each Sub-adviser's compliance with its Fund's fundamental investment objectives and policies, authorizing Sub-advisers to engage in certain investment techniques for the Funds, and recommending to the Board whether sub-advisory agreements should be renewed, modified or terminated. The Adviser pays a fee to each of the Sub-advisers. These fees are borne solely by the Adviser and do not increase the fees paid by shareholders of the Funds. As of the date of this Prospectus, the Adviser will pay NTC, CCM, DHJA, BGCM fees of 0.20%, 0.20%, 0.30%, and 0.30%, respectively, of the average daily net assets of the Fund for which the Sub-adviser provides investment advisory services. The amount of these fees may vary from time to time as a result of periodic negotiations with the Sub-advisers and pursuant to certain factors described in the SAI. The amount of advisory fees paid by each Fund will not vary as a result of changes in the Sub-advisory fees, however.

The Adviser also may from time to time recommend that the Board replace one or more Sub-advisers or appoint additional Sub-advisers, depending on the Adviser's assessment of what combination of Sub-advisers it believes will optimize each Fund's chances of achieving its investment objective. In the event that a Sub-adviser ceased to provide investment advisory services for a Fund, the Adviser would recommend to the Board a similarly qualified investment adviser to replace the Sub-adviser but would not manage the Fund's portfolio.

Section 15(a) of the 1940 Act requires that a Fund's shareholders approve its investment advisory contracts. As interpreted, this requirement applies to the Sub-advisory contracts of the Funds. The Trust is applying to the SEC for a conditional exemption from this shareholder approval requirement. The SEC has granted such applications in the past, and the Trust expects it will receive the requested exemption. Such relief is not certain, however. If the exemption is granted, the Board would be able to appoint additional or replacement Sub-advisers without Shareholder approval. The Board would not, however, be able to replace the Adviser as investment adviser to any Fund without the approval of that Fund's shareholders.

ADMINISTRATOR

On behalf of the Fund, the Trust has entered into an Administration Agreement with Forum Administrative Services, LLC ("Forum"). Under this agreement, Forum is responsible for the supervision of the overall management of the Trust (including the Trust's receipt of services for which it must pay), providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust. For these services, Forum receives a fee computed and paid monthly at an annual rate of 0.15% of the average daily net assets under $150 million, and 0.10% of the average daily assets over $150 million of each Fund, subject to an annual minimum of $30,000 per Fund.

As of February 28, 1998, Forum administers investment companies and collective investment funds with assets of approximately $45 billion.

DISTRIBUTOR

Pursuant to a Distribution Agreement with the Trust, Forum Financial Services, Inc. ("FFSI") acts as distributor of the Fund's shares. FFSI acts as the agent of the Trust in connection with the offering of shares of the Fund. FFSI receives no compensation for its services under the Distribution Agreement. FFSI may enter into arrangements with banks, broker-dealers or other financial institutions ("Selected Dealers") through which investors may purchase or redeem shares. FFSI may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund. Investors purchasing shares of the Fund through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge. FFSI is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

SHAREHOLDER SERVICES. The Trust has adopted a shareholder services plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized FAS to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services not otherwise provided by the Funds' transfer agent. For these services, the Trust pays the shareholder servicing agent a fee of up to 0.05% of the average daily net assets of the Institutional Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Institutional Shares held beneficially; and providing such other services as the Trust or a shareholder may request.

TRANSFER AGENT

The Trust has entered into a Transfer Agency Agreement with Forum Shareholder Services, LLC ("FSS") pursuant to which FSS acts as the Fund's transfer agent and dividend disbursing agent. FSS maintains an account for each shareholder of the Trust (unless such accounts are maintained by sub-transfer agents), performs other transfer agency functions and acts as dividend disbursing agent for the Trust.

Pursuant to a separate agreement, Forum Accounting Services, LLC ("FAcS") provides portfolio accounting services to each Fund. The Adviser, Forum, FFSI, FSS and FAcS are members of the Forum Financial Group of companies which together provide a full range of services to the investment company and financial services industry. As of October 1, 1997, the Adviser, Forum, FSS, FFSI, and FAcS were controlled by John Y. Keffer and were located at Two Portland Square, Portland, Maine, 04101.

EXPENSES OF THE TRUST

Each Fund's expenses comprise Trust expenses attributable to the Fund, and a pro rata share of the Trust's expenses that are not attributable to a particular Fund. The Adviser, Forum, FSS, FAcS or any other entity that provides services for the Funds pursuant to a contract with the Trust, may waive all or a portion of its fees, which are accrued daily, and paid monthly. Any such waiver, which could be discontinued at any time, would have the effect of increasing the Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

CUSTODY

BankBoston serves as each Fund's custodian and may appoint subcustodians for the foreign securities and other assets held in foreign countries.

4.  HOW TO BUY SHARES

MINIMUM INVESTMENT

There is a $10 million minimum for initial purchases of Shares of each Fund. Either management of the Trust or FSS may in its discretion waive the investment minimums. There is no minimum for subsequent purchases (See "Other Shareholder Services -- Automatic Investment Plan" and "Dividends and Tax Matters.")

The Funds reserve the right to reject any subscription for the purchase of their shares. Share certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

PURCHASE PROCEDURES
INITIAL PURCHASES

THERE ARE THREE WAYS TO PURCHASE SHARES INITIALLY.

1. BY MAIL. You may send a check or money order (cash cannot be accepted) along with a completed account application form to the Trust at the address listed under "Account Application." Checks or money orders are accepted at full value subject to collection. If a check or money order does not clear, the purchase order will be canceled and the investor will be liable for any losses or fees incurred by the Trust, FSS or Forum.

For individual or Uniform Gift to Minors Act accounts, the check or money order used to purchase shares of a Fund must be made payable to "Memorial Funds" or to one or more owners of that account and endorsed to "Memorial Funds." No other method of payment by check will be accepted. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, the check used to purchase shares of a Fund must be made payable on its face to "Memorial Funds." No other method of payment by check will be accepted. All purchases must be paid in U.S. dollars; checks must be drawn on U.S. banks. Payment by traveler's checks is prohibited.

2. BY BANK WIRE. You make an initial investment in a Fund using the wire system for transmittal of money among banks. You should first telephone FSS at (888) 263-5593 to obtain an account number. You should then instruct a bank to wire your money immediately to:

           BANKBOSTON BOSTON, MASSACHUSETTS ABA # 011000390

           FOR CREDIT TO: FORUM FINANCIAL CORP. ACCOUNT NO.: 541-54171
                      RE:        MEMORIAL FUNDS
                                 [NAME OF FUND] - INSTITUTIONAL SHARES
                                 [INVESTOR'S NAME]
                                 [INVESTOR'S ACCOUNT NO.]


You should then promptly complete and mail the account application form. Your bank may charge for transmitting the money by bank wire. The Trust does not charge you for the receipt of wire transfers. Payment by bank wire is treated as a federal funds payment when received.

3. THROUGH FINANCIAL INSTITUTIONS. You may also purchase Shares through certain broker-dealers, banks and other financial institutions ("Processing Organizations"). FSS and its affiliates may be Processing Organizations. Processing Organizations may receive payments from Forum with respect to sales of Trust Shares and may receive payments as a processing agent from FSS. Financial institutions, including Processing Organizations, may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a Processing Organization, you will be subject to its procedures which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. You should acquaint yourself with your institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. If you purchase a Fund's shares through a Processing Organization, you may or may not be the shareholder of record and, subject to your institution's and the Fund's procedures, may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain Processing Organizations also may enter purchase orders with payment to follow.

Certain shareholder services may not be available to you if you purchase shares through a Processing Organization. You should contact your Processing Organization for further information. The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with confirmations and periodic statements. The Trust is not responsible for the failure of any Processing Organization to carry out its obligations to its customer.

SUBSEQUENT PURCHASES

You may make subsequent purchases by mailing a check, by sending a bank wire or through your Processing Organization as indicated above. All payments should clearly indicate your name and account number.

ACCOUNT APPLICATION

An account application is included in this Prospectus. You may also obtain the account application form necessary to open an account by writing the Trust at the following address:

         MEMORIAL FUNDS
         P.O. BOX 446
         PORTLAND, ME  04112

To participate in shareholder services not referenced on the account application form and to change information on your account (such as addresses), you should contact the Trust. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice to shareholders and to charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate your exercise of any privilege or participation in any program at any time by writing to the Trust.

GENERAL INFORMATION

Fund Shares are continuously sold on any weekday except days when the New York Stock Exchange is closed, normally New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas ("Fund Business Day"). The purchase price for a share of a Fund equals its net asset value next-determined after acceptance of an order in proper form.

Fund shares become entitled to receive dividends and distributions on the next Fund Business Day after a purchase order is accepted.

All payments for Shares must be in U.S. dollars. All transactions in Fund Shares are effected through FSS, which accepts orders for redemptions and for subsequent purchases only from shareholders of record. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period.

For information regarding purchase and redemption of shareholder accounts, please call Forum Shareholder Services at 1-888-263-5593.

5.  HOW TO SELL SHARES

GENERAL INFORMATION

Fund Shares may be sold ("redeemed") at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions.

Fund Shares are redeemed at the Fund's net asset value next determined after FSS receives the redemption order in proper form (and any supporting documentation that FSS may require). Redeemed shares are not entitled to receive dividends declared after the day the redemption becomes effective.

Normally, redemption proceeds are paid immediately, but in no event later than seven days, following receipt of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used to purchase the shares being redeemed has been cleared by the shareholder's bank, which may take up to 15 days. This delay may be avoided by paying for shares through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed for more than seven days after the tender of the shares to a Fund, except when the New York Stock Exchange is closed (or when trading on the Exchange is restricted) for any reason other than its customary weekend or holiday closings, for any period during which an emergency exists as a result of which disposal by the Fund of its portfolio securities or determination by the Fund of the value of its net assets is not reasonably practicable and for such other periods as the SEC may permit.

REDEMPTION PROCEDURES

If you invested through a Processing Organization you may redeem your Shares through the Processing Organization as described above. If you invested directly in a Fund, you may redeem your Shares as described below. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire, you must elect these options by properly completing the appropriate sections of your account application form. These privileges may not be available until several weeks after your application is received. Shares for which certificates have been issued may not be redeemed by telephone.

1. BY MAIL. You may redeem shares by sending a written request to FSS accompanied by any share certificate that may have been issued to the shareholder to evidence the shares being redeemed. All written requests for redemption must be signed by the shareholder with signature guaranteed, and all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed. (See "How to Sell Shares -- Other Redemption Matters.")

2. BY TELEPHONE. If you have elected telephone redemption privileges, you may request a redemption by calling FSS at (888) 263-5593 and providing your account number, the exact name in which your shares are registered and your social security or taxpayer identification number. In response to the telephone redemption instruction, the Trust will mail a check to your record address or, if you have elected wire redemption privileges, wire the proceeds.
(See "How to Sell Shares -- Other Redemption Matters.")

3. BY BANK WIRE. For redemptions of more than $5,000, if you have elected wire redemption privileges, you may request a Fund to transmit proceeds of any redemption over $5,000 by federal funds wire to a bank account that you previously designated in writing. To request bank wire redemptions by telephone, you also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day after FSS receives a redemption request in proper form.

OTHER REDEMPTION MATTERS

To protect shareholders and the Funds against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (i) any endorsement on a share certificate; (ii) instruction to change a shareholder's record name; (iii) modification of a designated bank account for wire redemptions; (iv) dividend and distribution election; (v) telephone redemption;
(vi) exchange option election or any other option election in connection with the shareholder's account; (vii) written instruction to redeem Shares whose value exceeds $50,000; (viii) redemption in an account in which the account address has changed within the last 30 days; (ix) redemption when the proceeds are deposited in a Memorial Funds account under a different account registration; and (x) the remitting of redemption proceeds to any address, person or account for which there are not established standing instructions on the account.

Signature guarantees may be provided by any bank, broker-dealer, national securities exchange, credit union, savings association or other eligible institution that is authorized to guarantee signatures and is acceptable to FSS. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

Shareholders who want to telephone redemption or exchange privileges must elect those privileges. The Trust and FSS will employ reasonable procedures in order to verify that telephone requests are genuine, including recording telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Trust and FSS did not employ such procedures, they could be liable for losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach FSS by telephone, requests may be mailed or hand-delivered to FSS.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to exchange, upon not less than 60 days' written notice, all Institutional Shares in any Fund account whose aggregate net asset value is less than $5 million immediately following any redemption with Trust Shares.

FSS  will  deem  a  shareholder's   account  "lost"  if  correspondence  to  the
shareholder's address of record is returned as undeliverable, unless FSS determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional Shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to FSS will be reinvested and the checks will be canceled.

6.  OTHER SHAREHOLDER SERVICES

EXCHANGES

Shareholders of one Fund may exchange their shares for Institutional shares of any of the other Memorial Funds, as well as for Institutional class shares of Forum Daily Assets Treasury Fund. A prospectus for Daily Assets Government Fund can be obtained by contacting FSS.

The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Funds reserve the right, however, to limit excessive exchanges by any shareholder. Exchanges are subject to the fees charged by, and the limitations (including minimum investment restrictions) of, the Fund into which a shareholder is exchanging.

Exchanges may only be made between identically registered accounts or by opening a new account. A new account application is required to open a new account through an exchange if the new account will not have an identical registration and the same shareholder privileges as the account from which the exchange is being made. A shareholder may exchange into a Fund only if that Fund's shares may legally be sold in the shareholder's state of residence.

Under federal tax law, an exchange is treated as a redemption and a purchase. Accordingly, you may realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than your basis in the shares at the time of the exchange transaction. Exchange procedures may be amended materially or terminated by the Trust at any time upon 60 days' notice to shareholders. (See "Additional Purchase and Redemption Information" in the SAI.)

1. EXCHANGES BY MAIL. You may make an exchange by sending a written request to FSS accompanied by any share certificates for the shares to be exchanged. You must sign all written requests for exchanges and endorse all certificates submitted for exchange with your signature guaranteed. (See "How to Sell Shares -- Other Redemption Matters.")

2. EXCHANGES BY TELEPHONE. If you have elected telephone exchange privileges, you may make a telephone exchange request by calling FSS at (888) 263-5593 and providing the account number, the exact name in which the shareholder's shares are registered and your social security or taxpayer identification number. (See "How to Sell Shares -- Other Redemption Matters.")


REOPENING ACCOUNTS

You may reopen an account, without filing a new account application form, at any time within one year after your account is closed, if the information on the account application form on file with the Trust is still applicable.

7.  DIVIDENDS AND TAX MATTERS

DIVIDENDS

The  Fixed  Income  Funds  declare  dividends  daily  and pay  dividends  of net investment income monthly. The Equity Funds declare and pay dividends of net investment income, if any, quarterly. Each Fund's net capital gain, if any, is distributed annually. All dividends and distributions are reinvested in additional Fund shares unless the shareholder elects to have them paid in cash.

PAYMENT OPTIONS

You may choose to have dividends and distributions of a Fund reinvested in shares of that Fund (the "Reinvestment Option"), to receive dividends and distributions in cash (the "Cash Option") or to direct dividends and distributions to be reinvested in shares of another Fund of the Trust (the "Directed Dividend Option"). All dividends and distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a Fund.

Under the Reinvestment Option, all dividends and distributions of a Fund are automatically invested in additional shares of that Fund. All dividends and distributions are reinvested at a Fund's net asset value as of the payment date of the dividend or distribution. You will be assigned this option unless you select one of the other two options. Under the Cash Option, all dividends and distributions are paid to the shareholder in cash. Under the Directed Dividend Option, any shareholders of a Fund may elect to have all dividends and distributions reinvested in shares of another Fund, provided that those shares are eligible for sale in the shareholder's state of residence. For further information concerning the Directed Dividend Option, shareholders should contact FSS.

TAX MATTERS

Each Fund intends to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). As such, each Fund will not be liable for federal income and excise taxes on the net investment income and net capital gain distributed to its shareholders. Because each Fund intends to distribute all of its net investment income and net capital gain each year, each Fund should thereby avoid all federal income and excise taxes.

Dividends paid by a Fund out of its net investment income (including net short-term capital gain) are taxable to shareholders of the Fund as ordinary income. Pursuant to the Taxpayer Relief Act of 1997, two different tax rates apply to net capital gains--that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year. One rate (generally 28%) applies to net gains on capital assets held for more than one year but not more than 18 months ("mid-term gains"), and a second rate (generally 20%) applies to the balance of such net capital gains ("adjusted net capital gains"). Distributions of mid-term gains and adjusted net capital gains will be taxable to shareholders as such, regardless of how long a shareholder has held Shares in the Fund. If a shareholder holds Shares for six months or less and during that period receives a long-term capital gain distribution, any loss realized on the sale of the Shares during that six-month period will be a long-term capital loss to the extent of the distribution. Dividends and distributions reduce the net asset value of the Fund paying the dividend or distribution by the amount of the dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of Shares, although in effect a return of capital to you, will be taxable as described above.

Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to a shareholder who fails to provide the Fund with a correct taxpayer identification number or to make required certifications, or who is subject to backup withholding.

Reports containing appropriate information with respect to the federal income tax status of dividends and distributions paid during the year by each Fund will be mailed to shareholders shortly after the close of each calendar year.

8. A DETAILED DESCRIPTION OF THE FUNDS' INVESTMENTS, INVESTMENT STRATEGIES AND RISKS

IN GENERAL

This section describes in more detail the Funds' investments, the investment practices and strategies that the Sub-advisers may employ for a Fund, and the risks associated with these investments and practices.

            A FURTHER DESCRIPTION OF THE FUNDS' INVESTMENT POLICIES, INCLUDING ADDITIONAL FUNDAMENTAL POLICIES, IS CONTAINED IN THE SAI.

A Fund must invest in accordance with its investment objective and stated investment policies. The holders of a majority of the outstanding voting securities of the Fund must approve any change to a Fund's investment objective or to an investment policy designated as fundamental. A majority of outstanding voting securities means the lesser of 67% of the shares present or represented at a shareholders' meeting at which the holders of more than 50% of the outstanding shares are present or represented, or more than 50% of the outstanding shares. Unless otherwise indicated, the investment policies of the Funds are not fundamental and may be changed by the Board without shareholder approval. A Fund will apply the percentage restrictions on its investments set forth in its investment policies when the investment is made. If the percentage of a Fund's assets committed to a particular investment or practice later increases because of a change in the market values of a Fund's assets or redemptions of Fund shares, it will not constitute a violation of the limitation.

CORE AND GATEWAY(R)

Notwithstanding the Funds' other investment policies, each Fund may seek to achieve its investment objective by converting to a Core and Gateway structure, upon future action by the Board and notice to shareholders. If a Fund converts to a Core and Gateway structure, it would seek to achieve its investment objective by investing all or a portion of its assets in shares of another diversified, open-end management investment company that has an investment objective and investment policies substantially similar to that of the Fund.

FIXED INCOME SECURITIES AND THEIR CHARACTERISTICS.

INTEREST RATE RISK. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates or the issuer's actual or perceived creditworthiness or ability to meet its obligations. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. Moreover, the longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

CREDIT RISK AND RATINGS. The FIXED INCOME FUNDS' investments are subject to "credit risk" relating to the financial condition of the issuers of the securities that each Fund holds. Each Fund attempts to limit its credit risk by limiting its investment in securities rated in lower categories by a Nationally Recognized Statistical Rating Organization ("NRSRO").

The GOVERNMENT BOND FUND invests at least 90 percent of its net assets in U.S. Government Securities. For this reason its exposure to credit risk is limited. It may, however, invest up to 10 percent of its net assets in "investment grade" corporate debt instruments. Accordingly, the Government Bond Fund may not purchase any corporate debt instrument having a long-term rating for corporate bonds, including convertible bonds, lower than are "Baa" in the case of Moody's Investors Service ("Moody's") and "BBB" in the case of Standard & Poor's ("S&P") and Fitch Investors Service, L.P. ("Fitch"); the lowest permissible long-term investment grades for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and the lowest permissible short-term investment grades for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, A-2 in the case of S&P and F-2 in the case of Fitch. Although considered investment grade, Moody's indicates that securities rated Baa have speculative characteristics.

The CORPORATE BOND FUND also attempts to limit its credit risk by limiting its investment in securities rated in lower categories by a Nationally Recognized Statistical Rating Organization ("NRSRO"). At least 80 percent of the corporate debt securities that the Fund purchases must be investment grade. No more than 5 percent of the Fund's net assets may be lower than investment grade. The Fund will attempt to maintain a minimum average portfolio rating, on a dollar weighted basis, of A by Moody's, S&P or Fitch.

The FIXED INCOME FUNDS also may purchase unrated securities if the portfolio manager determines the security to be of comparable quality to a rated security that the Fund may purchase. Unrated securities may not be as actively traded as rated securities. Each Fund may retain a security whose rating has been lowered below the Fund's lowest permissible rating category (or that are unrated and determined by the Sub-adviser to be of comparable quality to securities whose rating has been lowered below the Fund's lowest permissible rating category) if the portfolio manager determines that retaining the security is in the best interests of the Fund. Because a ratings downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

U.S. GOVERNMENT SECURITIES. The FIXED INCOME FUNDS may invest in U.S. Government Securities including U.S. Treasury Securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association ("Ginnie Mae").

The CORPORATE BOND FUND also may invest in securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Tennessee Valley Authority. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securitie have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

VARIABLE AND FLOATING RATE SECURITIES. The FIXED INCOME FUNDS may invest in securities that pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to reduce fluctuations in its net asset value. Variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

There may not be an active secondary market for certain floating or variable rate instruments which could make it difficult for a Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. A Fund could, for this or other reasons, suffer a loss with respect to an instrument. A Fund's Sub-adviser monitors the liquidity of the Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

DEMAND NOTES. The FIXED INCOME FUNDS may purchase variable and floating rate demand notes of corporations, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuers of these obligations often have the right, after a given period, to prepay their outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security. Although a Fund would generally not be able to resell a master demand note to a third party, the Fund is entitled to demand payment from the issuer at any time. The Sub-advisers continuously monitor the financial condition of the issuer to determine the issuer's likely ability to make payment on demand.

GUARANTEED  INVESTMENT  CONTRACTS.   The  CORPORATE  BOND  FUND  may  invest  in
guaranteed investment contracts ("GICs"). A GIC is an arrangement with an insurance company under which the Fund contributes cash to the insurance company's general account and the insurance company credits the contribution with interest on a monthly basis. The interest rate is tied to a specified market index and is guaranteed by the insurance company not to be less than a certain minimum rate. The Fund will purchase a GIC only when the Sub-adviser has determined that the GIC presents minimal credit risks to the Fund and is of comparable quality to other instruments that the Fund may purchase.

ZERO-COUPON SECURITIES. The FIXED INCOME FUNDS may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES").

The CORPORATE BOND FUND may also invest in other types of related zero-coupon securities. For instance, a number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury Securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). Zero-coupon securities also may be issued by corporations and municipalities.

Zero-coupon securities are sold at original issue discount and pay no interest to holders prior to maturity, but the Fund must include a portion of the original issue discount of the security as income. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Fund may invest. The Fund distributes all of its net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Sub-adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

MORTGAGE-BACKED SECURITIES. The FIXED INCOME FUNDS may invest in mortgage-backed securities. The GOVERNMENT BOND FUND may only invest in mortgage-backed securities issued by the government or government-related issuers described below. The CORPORATE BOND FUND may also invest in mortgage-backed securities of private issuers.

Mortgage-backed securities represent an interest in a pool of mortgages originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by banks, savings associations, private mortgage insurance companies or mortgage bankers.

Interests in mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. In contrast, mortgage-backed securities provide monthly payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities or a mortgage loan servicer. Additional payments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans.

GOVERNMENT AND GOVERNMENT-RELATED GUARANTORS. The principal government guarantor of mortgage-backed securities is Ginnie Mae, a wholly-owned United States Government corporation within the Department of Housing and Urban Development. Mortgage-backed securities are also issued by Fannie Mae, a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development, and Freddie Mac, a corporate instrumentality of the United States Government. While Fannie Mae and Freddie Mac each guarantee the payment of principal and interest on the securities they issue, unlike Ginnie Mae securities, their securities are not backed by the full faith and credit of the United States Government.

PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. The Corporate Bond Fund may also invest in mortgage-backed securities offered by private issuers. These include pass-through securities comprised of pools of conventional mortgage loans;
mortgage-backed bonds (which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans); and collateralized mortgage obligations ("CMOs"), which are described below. Mortgage-backed securities issued by non-governmental issuers may offer a higher rate of interest than securities issued by government issuers because of the absence of direct or indirect government guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities, however, guarantee timely payment of interest and principal on these securities. Timely payment of interest and principal also may be supported by various forms of insurance, including individual loan, title, pool and hazard policies.

UNDERLYING MORTGAGES. Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes, but may be made to purchasers of mobile homes or other real estate interests. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Funds may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage servicers impose qualification standards for local lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

LIQUIDITY AND MARKETABILITY. Generally, government and government-related pass-through pools are highly liquid. While private conventional pools of mortgages (pooled by non-government-related entities) have also achieved broad market acceptance and an active secondary market has emerged, the market for conventional pools is smaller and less liquid than the market for government and government-related mortgage pools.

AVERAGE LIFE AND PREPAYMENTS. The average life of a pass-through pool varies with the maturities of the underlying mortgage instruments. In addition, a pool's terms may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Prepayments with respect to securities during times of declining interest rates will tend to lower the return of a Fund and may even result in losses to the Fund if the securities were acquired at a premium. The occurrence of mortgage prepayments is affected by various factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. The assumed average life of pools of mortgages having terms of 30 years or less is typically between 5 and 12 years.

YIELD CALCULATIONS. Yields on pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgages. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund.

ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES. Adjustable rate mortgage-backed securities ("ARMs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. Also, most adjustable rate securities (or the underlying mortgages) are subject to caps or floors. "Caps" limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and, accordingly, fluctuation in interest rates above these levels could cause such mortgage securities to "cap out" and to behave more like long-term, fixed-rate debt securities. ARMs may have less risk of a decline in value during periods of rapidly rising rates, but they also may have less potential for capital appreciation than other debt securities of comparable maturities due to the periodic adjustment of the interest rate on the underlying mortgages and due to the likelihood of increased prepayments of mortgages as interest rates decline. Furthermore, during periods of declining interest rates, income to a Fund will decrease as the coupon rate resets along with the decline in interest rates. During periods of rising interest rates, changes in the coupon rates of the mortgages underlying the Fund's ARMs may lag behind changes in market interest rates. This may result in a lower value until the interest rate resets to market rates.

COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs are debt obligations collateralized by mortgages or mortgage pass-through securities issued by Ginnie Mae, Freddie Mac or Fannie Mae or by pools of conventional mortgages ("Mortgage Assets"). CMOs may be privately issued or U.S. Government Securities. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs on the same schedule as they are received, although, certain classes (often referred to as tranches) of CMOs have priority over other classes with respect to the receipt of payments. Multi-class mortgage pass-through securities are interests in trusts that hold Mortgage Assets and that have multiple classes similar to those of CMOs. Unless the context indicates otherwise, references to CMOs include multi-class mortgage pass-through securities. Payments of principal of and interest on the underlying Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class mortgage-based securities ("PAC Bonds") are a form of parallel pay CMO. PAC Bonds are designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a contemplated range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the contemplated range, or if deviations from other assumptions occur, principal payments on a PAC Bond may be greater or smaller than predicted. The magnitude of the contemplated range varies from one PAC Bond to another; a narrower range increases the risk that prepayments will be greater or smaller than contemplated. CMOs may have complicated structures and generally involve more risks than simpler forms of mortgage-related securities.

ASSET-BACKED SECURITIES. The CORPORATE BOND FUND may invest in asset-backed securities. These securities represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-related assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. The Fund may not invest more than 15% of its net assets in asset-backed securities that are backed by a particular type of credit, for instance, credit card receivables. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-related securities and, accordingly, are subject to many of the same risks.

Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-related securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-related securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

COMMON STOCK. The EQUITY FUNDS invest primarily in common stocks of domestic issuers. Common stock represents an equity or ownership interest in a company. Although an equity interest often gives a Fund the right to vote on measures affecting the company's organization and operations, the Funds do not intend to exercise control over the management of companies in which they invest. Common stocks have a history of long-term growth in value, but their prices tend to fluctuate in the shorter term.

PREFERRED STOCK. The EQUITY FUNDS may invest in preferred stock. Preferred stock generally does not exhibit as great a potential for appreciation or depreciation as common stock, although it ranks above common stock in its claim on income from dividend payments or the recovery of investment or both. The owner of preferred stock is a shareholder in a business and not, like a bondholder, a creditor. Dividends paid to preferred stockholders are distributions of earnings of a business in contrast to interest payments to bondholders which are expenses of a business.

WARRANTS. The EQUITY FUNDS may invest in warrants. These are options to purchase an equity security at a specified price at any time during the life of the warrant. Unlike preferred stocks, warrants do not pay a dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of a Fund's entire investment therein).

CONVERTIBLE SECURITIES. All of the Funds may invest in securities that may be converted into a pre-determined number of shares of the issuer's common stock at stated price or formula within a specified time period. The holder of convertible securities is entitled to receive interest paid or accrued on convertible debt, or the dividend paid on convertible preferred stock, until the convertible security matures or is redeemed, converted or exchanged. Traditionally, convertible securities have paid dividends or interest greater than common stocks, but less than fixed income or non-convertible debt securities. Convertible securities typically rank before common stock, but after non-convertible debt securities, in their claim on dividends paid by the issuer. In general, the value of a convertible security is the higher of its investment value (its value as a fixed income security) and its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. The value of a convertible security is, however, also influenced by the value of the underlying common stock. By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company's stock, but to a lesser degree than its common stock.

A Fund may invest in preferred stock and convertible securities rated BBB or higher by Standard & Poor's Corporation, Baa by Moody's Investors Service, Inc., or the equivalent in the case of unrated instruments. (See "Description of Securities Ratings" in Appendix A to the SAI.)

FUTURES CONTRACTS AND OPTIONS. Each Fund may attempt to hedge against a decline in the value of securities it owns or an increase in the price of securities it plans to purchase through the use of options and the purchase and sale of interest rate futures contracts and options on those futures contracts. These instruments are often referred to as "derivatives," because their performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Funds only may write (sell) "covered" options. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains cash, U.S. Government Securities or other liquid debt securities in a segregated account with a value at all times sufficient to cover the Fund's obligation under the option. A Fund may enter into futures contracts only if the aggregate of initial deposits for open futures contract positions does not exceed 5% of the Fund's total assets.

RISK CONSIDERATIONS. A Fund's use of options and futures contracts subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (ii) imperfect correlations between movements in the prices of options or futures contracts and movements in the price of the securities hedged or used for cover which may cause a given hedge not to achieve its objective; (iii) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the other securities in which the Fund invests; (iv) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may limit a Fund's ability to limit exposures by closing its positions; (v) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences; and (vi) the potential for unlimited loss when investing in futures contracts or writing options for which an offsetting position is not held.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures position or that a counterparty in an over-the-counter option transaction will be able to perform its obligations. There are a limited number of options on interest rate futures contracts and exchange traded options contracts on fixed income securities. Accordingly, hedging transactions involving these instruments may entail "cross-hedging." As an example, a Fund may wish to hedge existing holdings of mortgage-backed securities, but no listed options may exist on those securities. In that event, the Fund's Sub-adviser may attempt to hedge the Fund's securities by the use of options with respect to similar securities. The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist.

LIMITATIONS. The Funds have no current intention of investing in futures contracts and options thereon for purposes other than hedging. No Fund may purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5% of the Fund's total assets as of the date the option is purchased. No Fund may sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund's total assets or sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. In addition, the current market value of all open futures positions held by a Fund will not exceed 50% of its total assets.

OPTIONS ON SECURITIES. A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security, upon exercise at the exercise price during the option period. The amount of premium received or paid is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period, supply and demand and interest rates.

OPTIONS ON STOCK INDICES. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional stock options except that exercises of stock index options are effected with cash payments and do not involve delivery of securities. Thus, upon exercise of a stock index option, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

INDEX FUTURES CONTRACTS. Bond and stock index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the fixed income or equity securities comprising the index is made. Generally, futures contracts are closed out prior to the expiration date of the contract.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts are similar to stock options except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

TECHNIQUES INVOLVING LEVERAGE. Leveraging involves special risks. The Funds may borrow for other than temporary or emergency purposes, lend their securities, and purchase securities on a when-issued or forward commitment basis, and engage in dollar roll transactions. Each of these transactions involves the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. In addition, the use of swap and related agreements may involve leverage. A Fund uses these investment techniques only when the Sub-adviser to the Fund believes that the leveraging and the returns available from investing the cash will provide the Fund's shareholders with a potentially higher return.

Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the Fund's investment. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund.

The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

SEGREGATED ACCOUNT. To limit the risks involved in various transactions involving leverage, the Trust's custodian will set aside and maintain in a segregated account for each Fund, cash, U.S. Government Securities and other liquid, debt securities in accordance with SEC guidelines. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions. The Fund's commitments may include: (i) the Fund's obligations to repurchase securities under a reverse repurchase agreement, or settle when-issued and forward commitment transactions; (ii) the greater of the market value of securities sold short or the value of the securities at the time of the short sale (reduced by any margin deposit). The use of a segregated account in connection with leveraged transactions may result in a Fund's portfolio being 100% leveraged.

BORROWING. As a fundamental investment policy, a Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3% of a Fund's total assets. As a nonfundamental investment policy, a Fund may not purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might need to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

REPURCHASE AGREEMENTS AND LENDING OF PORTFOLIO SECURITIES. Each Fund may seek additional income by entering into repurchase agreements or by lending securities from its portfolio to brokers, dealers and other financial institutions. These investments may entail certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, a Fund might suffer a loss.

Repurchase agreements are transactions in which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. When a Fund lends a security it receives interest from the borrower or from investing cash collateral. The Trust maintains possession of the purchased securities and any underlying collateral in these transactions, the total market value of which on a continuous basis is at least equal to the repurchase price or value of securities loaned, plus accrued interest. The Funds may pay fees to arrange securities loans and each Fund will, as a fundamental policy, limit securities lending to not more than 331/3 % of the value of its total assets.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The FIXED INCOME FUNDS may purchase securities on a "when-issued" or "forward commitment" basis. When a Fund purchases a security on a when-issued or forward commitment basis, the price of the security is fixed when the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement occurs within three months after the transaction, but delayed settlements beyond three months may be negotiated.

During the period between a commitment and settlement, no interest accrues to the Fund. When a Fund commits to purchase securities in this manner, however, the Fund immediately assumes the risk of ownership, including price fluctuation. If the other party does not deliver or pay for a security purchased or sold by the Fund, the Fund may incur a loss or miss and opportunity to make an alternative investment. Any significant commitment of a Fund's assets committed to the purchase of securities on a when-issued or forward commitment basis may increase the volatility of its net asset value. Except for dollar roll transactions, which are described below, each of the FIXED INCOME FUNDS limits its investments in when-issued and forward commitment securities to 15% of the value of the Fund's total assets.

A Fund may use when-issued transactions and forward commitments to hedge against anticipated changes in interest rates and prices. If the Fund's Sub-adviser forecasts incorrectly the direction of interest rate movements, however, the Fund might be required to complete when-issued or forward transactions at prices inferior to the current market values. The Funds enter into when-issued and forward commitments only with the intention of actually receiving the securities, but a Fund may sell the securities before the settlement date if deemed advisable. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss.

DOLLAR ROLL TRANSACTIONS. Each FIXED INCOME FUND may enter into dollar roll transactions in which the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. During the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the Fund, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is committed to purchase similar securities. If the buyer of securities under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Funds will engage in roll transactions for the purpose of acquiring securities for their portfolios and not for investment leverage. Each FIXED INCOME FUND will limit its obligations on dollar roll transactions to 35% of the Fund's net assets.

CONCENTRATION. As a fundamental investment policy, a Fund may not purchase a security (other than U.S. Government Securities) if as a result more than 25% of its net assets would be invested in a particular industry.

DIVERSIFICATION. As a fundamental investment policy, a Fund may not purchase a security if, as a result (a) more than 5% of a Fund's total assets would be invested in the securities of a single issuer, or (b) a Fund would own more than 10% of the outstanding voting securities of a single issuer. This limitation applies only with respect to 75% of a Fund's total assets and does not apply to U.S. Government Securities.

CASH AND TEMPORARY DEFENSIVE POSITIONS. A Fund will hold a certain portion of its assets in cash or cash equivalents to retain flexibility in meeting redemptions, paying expenses, and timing of new investments. Cash equivalents may include (i) short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities ("U.S. Government Securities"),
(ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that have an A+ rating from Standard & Poor's Corporation or an A-1+ rating from Moody's Investors Service, Inc., (iii) commercial paper rated P-1 by Moody's Investors Service, Inc. or A-1 by Standard & Poor's Corporation, (iv) repurchase agreements covering any of the securities in which a Fund may invest directly, and (v) money market mutual funds.

In addition, when a Fund's Sub-adviser believes that business or financial conditions warrant, the Sub-Adviser's Fund may assume a temporary defensive position. During such periods, a Fund may invest without limit in cash or cash equivalents. When and to the extent a Fund assumes a temporary defensive position, it will not pursue its investment objective.

SHORT SALES. A Fund may not enter into short sales, except short sales "against the box." In a short sale against the box, a Fund sells securities it owns, or has the right to acquire at no additional cost. A Fund does not immediately deliver the securities sold, however, and does not receive proceeds from the sale until it does deliver the securities. A Fund may enter into a short sale against the box to lock-in a gain or loss in one year, while deferring recognition of the gain or loss until the next year. A Fund may also sell short against the box to hedge against the risk that the price of a security may decline. In such a case, to the extent a Fund limits its future losses in the security, it limits its opportunity to achieve future gain in the security as well. Pursuant to the Taxpayer Relief Act of 1997, if a Fund has unrealized gain with respect to a security and enters into a short sale with respect to such security, the Fund generally will be deemed to have sold the appreciated security and this will recognize gain for tax purposes.

SECURITIES OF OTHER INVESTMENT COMPANIES. A Fund may invest in shares of other investment companies to the extent permitted by the Investment Company Act of 1940 ("Investment Company Act"). To the extent a Fund invests in shares of an investment company, it will bear its pro rata share of the other investment company's expenses, such as investment advisory and distribution fees, and operating expenses.

Each Fund reserves the right upon notification to shareholders, to invest up to 100% of its investable assets in one or more other investment companies. If a Fund elected to pursue its investment objective in this manner, its policies on concentration and diversification would apply to the assets of the investment companies in which the Fund invests.

ILLIQUID AND RESTRICTED SECURITIES. A Fund may not purchase a security if, as a result, more than 15 percent of its net assets would be invested in illiquid securities. A security is considered "Illiquid" if it may not be sold or
disposed  of  in  the  ordinary   course  of  business   within  seven  days  at
approximately the value at which a Fund has valued the security. Over-the-counter options, repurchase agreements not entitling the holder to payment of principal in 7 days, and certain "restricted securities" may be illiquid.

A security is RESTRICTED if it is subject to contractual or legal restrictions on resale to the general public. A liquid institutional market has developed, however, for certain restricted securities such as repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. Thus, restrictions on resale do not necessarily indicate the liquidity of the security. For example, if a restricted security may be sold to certain institutional buyers in accordance with Rule 144A under the Securities Act of 1933 or another exemption from registration under the Securities Act, the Sub-adviser may determine that the security is liquid under guidelines adopted by the Board. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. With other restricted securities, however, there can be no assurance that a liquid market will exist for the security at any particular time. A Fund might not be able to dispose of such securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. A Fund treats such holdings as illiquid.

PORTFOLIO TRANSACTIONS. Each Sub-adviser places orders for the purchase and sale of assets it manages with brokers and dealers selected by, and in the discretion of, the Sub-adviser. The Sub-advisers seek "best execution" for all portfolio transactions, but a Fund may pay higher than the lowest available commission rates when the Fund's Sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction.

Subject to the policy of obtaining "best execution", each Sub-adviser may employ broker-dealer affiliates (collectively "Affiliated Brokers") to effect brokerage transactions. Payment of commissions to Affiliated Brokers is subject to procedures adopted by the Board to provide that the commissions will not exceed the usual and customary broker's commissions charged by unaffiliated brokers. No specific portion of brokerage transactions will be directed to Affiliated Brokers and in no event will a broker affiliated with the Sub-adviser directing the transaction receive brokerage transactions in recognition of research services provided to the Sub-adviser.

The frequency of portfolio transactions of a Fund (portfolio turnover rate) will vary from year to year depending on many factors. From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in a fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs and a possible increase in short-term capital gains or losses. Tax rules applicable to short-term trading may affect the timing of a portfolio transactions or the ability to realize short-term trading profits or establish short-term positions. It is estimated that each Fund's portfolio turnover will be less than 100%.

9.  OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of each Fund is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern
Time), on each Fund Business Day by dividing the value of the Fund's net assets (I.E., the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. Securities owned by a Fund for which market quotations are readily available are valued at current market value or, in their absence, at fair value as determined by the Board or pursuant to procedures approved by the Board.

PERFORMANCE INFORMATION

A Fund's performance may be quoted in terms of yield or total return. All performance information is based on historical results and is not intended to indicate future performance. A Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield, a Fund takes the income it earned from its investments for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Funds' returns, shareholders should recognize that they are not the same as actual year-by-year results.

The Funds' advertisements may refer to ratings and rankings among similar mutual funds by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc. and IBC/Donoghue, Inc. In addition, the performance of a Fund may be compared to securities indices. Indices are not used in the management of the Funds but rather are standards by which the Advisers and shareholders may compare the performance of a Fund to an unmanaged composite of securities with similar, but not identical, characteristics. The Funds may also advertise the historical performance of private accounts managed by the Sub-advisers to the extent permitted by the National Association of Securities Dealers. Performance information is not to be considered representative or indicative of a Fund's future performance. All performance information for a Fund is calculated on a class basis.

THE TRUST AND ITS SHARES

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as a Fund) and may divide portfolios or series into classes of shares (such as Trust Shares); the costs of doing so will be borne by the Trust. Currently the authorized shares of the Trust are divided into four separate series.

OTHER CLASSES OF SHARES. The Funds currently issue two classes of shares, Trust Shares and Institutional Shares. Trust Shares are designed primarily for individual investors and smaller fiduciary, agency and custodial clients whose investments are pooled in common or collective trusts managed by bank trust departments, trust companies or their affiliates. Each class of a Fund will have a different expense ratio and may have different distribution fees. Each class' performance is affected by its expenses. For more information on Trust Shares of the Funds, investors may contact FSS at (888) 263-5593 or the Funds'
distributor. Investors may also contact their sales representative to obtain information about the other classes.

SHAREHOLDER VOTING AND OTHER RIGHTS. Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular series or class, except if the matter affects only one series or class or voting by series or class is required by law, in which case shares will be voted separately by series or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a series is entitled to the shareholder's pro rata share of all dividends and distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.


As of the date of this Prospectus, Memorial Group, Inc. owns 100% of the shares of each of the Funds. Trustee and President Christopher W. Hamm owns 100% of the shares of Memorial Group, Inc.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                TABLE OF CONTENTS

1. PROSPECTUS SUMMARY...........................................................
    Highlights of the Funds.....................................................
    Expense Information.........................................................
2. INVESTMENT OBJECTIVES AND POLICIES...........................................
    Government Bond Fund........................................................
    Corporate Bond Fund.........................................................
    Growth Equity Fund..........................................................
    Value Equity Fund...........................................................
3. MANAGEMENT...................................................................
    Investment Advisory Services................................................
    Management, Administration and Distribution Services........................
    Shareholder Servicing.......................................................
    Transfer Agent..............................................................
    Expenses of the Trust.......................................................
    Custody.....................................................................
4. HOW TO BUY SHARES............................................................
    Minimum Investment..........................................................
    Purchase Procedures.........................................................
    Initial Purchases...........................................................
    Subsequent Purchases........................................................
    Account Application.........................................................
    General Information.........................................................
5. HOW TO SELL SHARES...........................................................
    General Information.........................................................
    Redemption Procedures.......................................................
    Other Redemption Matters....................................................
6. OTHER SHAREHOLDER SERVICES...................................................
    Exchanges...................................................................
    Reopening Accounts..........................................................
7. DIVIDENDS AND TAX MATTERS....................................................
    Dividends...................................................................
    Payment Options.............................................................
    Tax Matters.................................................................
8. DETAILED DESCRIPTION OF FUNDS' INVESTMENTS, STRATEGIES, AND RISKS............
9. OTHER INFORMATION............................................................
    Determination of Net Asset Value............................................
    Performance Information.....................................................
    The Trust and Its Shares....................................................
    Other Classes of Shares.....................................................
    Shareholder Voting and Other Rights.........................................

                                 MEMORIAL FUNDS

                              INSTITUTIONAL SHARES

                                     [date]

                              GOVERNMENT BOND FUND

                               CORPORATE BOND FUND

                               GROWTH EQUITY FUND

                                VALUE EQUITY FUND

STATEMENT OF ADDITIONAL INFORMATION:

MEMORIAL FUNDS

GOVERNMENT BOND FUND
CORPORATE BOND FUND
GROWTH EQUITY FUND
VALUE EQUITY FUND

Fund Information:

           Forum Shareholder Services, LLC
           P.O. Box 446
           Two Portland Square
           Portland, Maine 04101          Account Information and
           (888) 263-5593                 Shareholder Services:
                                                Forum Shareholder Services, LLC.
                                                P.O. Box 446
                                                Portland, Maine 04112
                                                (888)263-5593

Investment Adviser:
           Forum Investment Advisors, LLC
           Two Portland Square
           Portland, ME 04101


                       STATEMENT OF ADDITIONAL INFORMATION

                                 March 13, 1998

This Statement of Additional Information ("SAI") supplements the Prospectus dated March 13, 1998, offering shares of the Government Bond Fund, Corporate Bond Fund, Growth Equity Fund and Value Equity Fund (each a "Fund" and collectively the "Funds"). The Funds are each diversified portfolios of Memorial Funds (the "Trust"), a registered open-end, management investment company. This SAI should be read only in conjunction with the Prospectus, which you may obtain without charge by contacting the Trust's Distributor, Forum Financial Services, Inc., Two Portland Square, Portland, Maine 04101.


                                TABLE OF CONTENTS
                                             PAGE

1.     Investment Policies.................... 3
2.     Investment Limitations................ 10
3.     Performance Data.......................11
4.     Management.............................13
5.     Determination of Net Asset Value.......16
6.     Portfolio Transactions.................16
7.     Additional Purchase and
         Redemption Information...............17
8.     Taxation...............................18
9.     Other Information......................19
10.    Financial Statements...................20
Appendix A - Description of
         Securities Ratings  A-1

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED BY AN INVESTOR WITHOUT CHARGE.

As used in this SAI, the following terms shall have the following meanings:

         "Adviser" shall mean Forum Investment Advisors, LLC. "Advisers" shall mean the Adviser and each of the investment subadvisers that provide investment advice and portfolio management for one or more of the Funds pursuant to an investment subadvisory agreement with the Adviser.

         "Board" shall mean the Board of Trustees of the Trust.

         "CFTC" shall mean the U.S. Commodities Futures Trading Commission.

         "Code" shall mean the Internal Revenue Code of 1986, as amended.

         "Custodian" shall mean BankBoston, or its successor, acting in its capacity as custodian of a Fund.

         "Equity Funds" shall mean the Growth Equity Fund and the Value Equity Fund.

         "FAdS" shall mean Forum Administrative Services, LLC, the Trust's administrator.

         "Fitch" shall mean Fitch Investors Service, L.P.

         "Fixed Income Funds" shall mean the Government Bond Fund and the Corporate Bond Fund.

         "FSS" shall mean Forum Shareholder Services, LLC, the Trust's transfer and dividend disbursing agent.

         "FFSI" shall mean Forum Financial Services, Inc., the distributor of the Trust's shares.

         "Forum" shall mean the Adviser.

         "Fund"  shall  mean  each  of the  separate  portfolios  of  the  Trust
         identified   on  the  cover  page  of  this   Statement  of  Additional
         Information.

         "Moody's" shall mean Moody's Investors Service, Inc.

         "NRSRO" shall mean a nationally recognized statistical rating organization.

         "Processing Organization" shall have the meaning set forth in the prospectus of the Funds.

         "SEC" shall mean the U.S. Securities and Exchange Commission.

         "S&P" shall mean Standard & Poor's Rating Group.

         "Sub-adviser" shall mean each of the investment advisers that provide investment advice and portfolio management for the Funds pursuant to investment subadvisory agreements with Adviser.

         "Transfer Agent" shall mean FSS.

         "Trust" shall mean Memorial Funds, an open-end management investment company registered under the 1940 Act.

         "U.S. Government Securities" shall mean obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "1933 Act" shall mean the Securities Act of 1933, as amended.

         "1940 Act" shall mean the Investment Company Act of 1940, as amended.

1.  INVESTMENT POLICIES

The following discussion is intended to supplement the disclosure in the Prospectus concerning each Fund's investments, investment techniques and strategies and the risks associated therewith. No Fund may make any investment or employ any investment technique or strategy unless otherwise permitted in a Prospectus relating to that Fund or this SAI. For example, while the SAI describes "when-issued" transactions below, only those Funds whose investment policies, as described in the Prospectus or this SAI, allow the Fund to invest in when-issued transactions may do so.

SECURITY RATINGS INFORMATION

Moody's, S&P and other NRSROs are private services that rate the credit quality of debt obligations. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security. These ratings are general and are not absolute standards of quality, however. Consequently, securities with the same maturity, interest rate and rating may have different market prices. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Sub-adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

A Fund may purchase unrated securities if its Sub-adviser determines the security to be of comparable quality to a rated security that the Fund may purchase. Unrated securities may not trade as actively as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by its Sub-adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Sub-adviser determines that retaining such security is in the best interests of the Fund.

To limit credit risks, the Funds generally may only invest in securities that are investment grade (rated in the top four long-term investment grades by an NRSRO or in the top two short-term investment grades by an NRSRO.) Accordingly, the lowest permissible long-term investment grades for corporate bonds, including convertible bonds, are Baa in the case of Moody's and BBB in the case of S&P and Fitch; the lowest permissible long-term investment grades for preferred stock are baa in the case of Moody's and BBB in the case of S&P and Fitch; and the lowest permissible short-term investment grades for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, A-2 in the case of S&P and F-2 in the case of Fitch. All these ratings are generally considered to be investment grade ratings, although Moody's indicates that securities with long-term ratings of Baa have speculative characteristics. Corporate Bond Fund may invest up to 5% of its assets in securities rated below investment grade. Non-investment grade securities (commonly known as "junk bonds") are predominantly speculative with respect to the capacity to pay interest and repay principal and generally involve a greater volatility of price than securities in higher-rated categories.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

Each Fixed Income Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

The use of when-issued transactions and forward commitments enables the Fixed Income Funds to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Fund might sell securities which it owned on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Fund might sell a security and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the Fund's Sub-adviser forecasts incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward commitment transactions at prices lower than the current market values.

The Funds enter into when-issued and forward commitment transactions only with the intention of actually receiving or delivering the securities, as the case may be. If a Fund subsequently chooses to dispose of its right to acquire a when-issued security or its right to deliver or receive against a forward commitment before the settlement date, it can incur a gain or loss. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Any significant commitment of a Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value.

Each Fund will establish and maintain with its custodian a separate account with cash, U.S. Government Securities and other liquid high-grade debt securities in an amount at least equal to its commitments to purchase securities on a when-issued or delayed delivery basis.

ILLIQUID SECURITIES

Each Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, purchased over-the-counter (OTC) options and repurchase agreements maturing in more than seven days.

The Board is ultimately responsible for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Advisers, pursuant to guidelines approved by the Board. The Advisers take into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The Adviser and the Sub-adviser for each Fund monitor the liquidity of the securities in that Fund's portfolio and reports periodically on such decisions to the Board.

CONVERTIBLE SECURITIES

The Funds may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities are similar to corresponding nonconvertible securities to the extent that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Although no securities investment is without some risk, investment in convertible securities generally entails less risk than in the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may affect the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

TEMPORARY DEFENSIVE POSITION

When a Fund assumes a temporary defensive position it may invest without limit in (i) short-term U.S. Government Securities, (ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars and that are insured by the Federal Deposit Insurance Corporation, (iii) commercial paper of prime quality rated
Prime-2 or higher by Moody's or A-2 or higher by S&P or, if not rated, determined by the Fund's Subadviser to be of comparable quality, (iv) repurchase agreements covering any of the securities in which the Fund may invest directly and (v) money market mutual funds.

OTHER INVESTMENT COMPANIES

The Funds may invest in the securities of other investment companies within the limits proscribed by the 1940 Act. In addition to the Fund's expenses (including the various fees), as a shareholder in another investment company, a Fund would bear its pro rata portion of the other investment company's expenses (including fees).

FUTURES CONTRACTS AND OPTIONS

Each Fund may seek to hedge against a decline in the value of securities it owns or an increase in the price of securities that it plans to purchase through the writing and purchase of exchange-traded and over-the-counter options and the purchase and sale of futures contracts and options on those futures contracts. The Equity Funds may buy or sell stock index futures contracts, such as contracts on the S&P 500 stock index. The Fixed Income Funds may buy and sell bond index futures contracts. In addition, all of the Funds may buy or sell futures contracts on Treasury bills, Treasury bonds and other financial instruments. The Funds may write covered options and buy options on the futures contracts in which they may invest.

In addition, the Funds may write (sell) covered put and call options and may buy put and call options on debt securities and bond indices. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security, currency or futures contract or maintains cash, U.S. Government Securities or other liquid, high-grade debt securities in a segregated account with a value at all times sufficient to cover the Fund's obligation under the option.

The Funds' use of options and futures contracts would subject the Funds to certain investment risks and transaction costs to which they might not otherwise be subject. These risks include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options, futures contracts or related options and movements in the price of the securities hedged or used for cover; (3) the fact that skills and techniques needed to trade these instruments are different from those needed to select the other securities in which the Funds invest; (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time; and (5) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences. Other risks include the inability of the Fund, as the writer of covered call options, to benefit from the appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by the Fund.

The Funds have no current intention of investing in futures contracts and options thereon for purposes other than hedging. No Fund may purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5 percent of the Fund's total assets as of the date the option is purchased. No Fund may sell a put option if the exercise value of all put options written by the Fund would exceed 50 percent of the Fund's total assets or sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. In addition, the current market value of all open futures positions held by a Fund will not exceed 50 percent of its total assets.

A Fund will only invest in futures and options contracts after providing notice to its shareholders and filing a notice of eligibility (if required) and otherwise complying with the requirements of the Commodity Futures Trading Commission ("CFTC"). The CFTC's rules provide that the Funds are permitted to purchase such futures or options contracts only (1) for bona fide hedging purposes within the meaning of the rules of the CFTC; provided, however, that in the alternative with respect to each long position in a futures or options contract entered into by a Fund, the underlying commodity value of such contract at all times does not exceed the sum of cash, short-term United States debt obligations or other United States dollar denominated short-term money market instruments set aside for this purpose by the Fund, accrued profit on the contract held with a futures commission merchant and cash proceeds from existing Fund investments due in 30 days; and (2) subject to certain limitations.

HEDGING AND OPTIONS STRATEGIES

Each Fund may purchase or sell (write) put and call options on securities to seek to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase through the writing and purchase of exchange-traded and over-the-counter options on individual securities or securities or financial indices and through the purchase and sale of financial futures contracts and related options. These investment techniques involve risks that are different in certain respects from the investment risks associated with the other investments of a Fund. Use of these instruments is subject to regulation by the SEC, the several options and futures exchanges upon which options and futures are traded or the CFTC.

No assurance can be given, however, that any hedging or option income strategy will succeed in achieving its intended result.

Except as otherwise noted in the Prospectus or herein, the Funds will not use leverage in their options and hedging strategies. In the case of transactions entered into as a hedge, a Fund will hold securities, currencies or other options or futures positions whose values are expected to offset ("cover") its obligations thereunder. A Fund will not enter into a hedging strategy that exposes it to an obligation to another party unless it owns either (i) an offsetting ("covered") position or (ii) cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) with a value sufficient at all times to cover its potential obligations. When required by applicable regulatory guidelines, the Funds will set aside cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) in a segregated account with its custodian in the prescribed amount. Any assets used for cover or held in a segregated account cannot be sold or closed out while the hedging or option income strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES

A Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying currency. A Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. A Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the sub-adviser believes that a liquid secondary market for the option exists. When a Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

When a Fund sells an option, it receives a premium from the purchaser. When a Fund purchases an option, it pays a premium to the seller. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

The Funds may purchase options on securities that the Fund's Sub-adviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options may also be purchased as a means of participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, use of this strategy limits the potential loss to the Fund to the premium paid for the options; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. A Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

A Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

Certain Funds may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities which are being hedged. Index options are settled exclusively in cash.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING

A Fund may effectively terminate its right or obligation under an option contract by entering into a closing transaction. For instance, if the Fund wished to terminate its potential obligation to sell securities or currencies under a call option it had written, it would purchase a call option of the same type. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. In addition:

         (1) The successful use of options depends upon the Sub-adviser's ability to forecast the direction of price fluctuations in the underlying securities or currency markets, or in the case of an index option, fluctuations in the market sector represented by the index.

         (2) Options normally have expiration dates of up to nine months. Options that expire unexercised have no value. Unless an option purchased by a Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

         (3) A position in an exchange-listed option may be closed out only on an exchange that provides a market for identical options. Most exchange-listed options relate to equity securities. Closing transactions may be effected with respect to options traded in the over-the-counter markets only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. There is no assurance that a liquid secondary market will exist for any particular option at any specific time. If it is not possible to effect a closing transaction, a Fund would have to exercise the option which it purchased in order to realize any profit. The inability to effect a closing transaction on an option written by a Fund may result in material losses to the Fund.

         (4) A Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs.

         (5) When a Fund enters into an over-the-counter contract with a counterparty, the Fund will assume the risk that the counterparty will fail to perform its obligations in which case the Fund could be worse off than if the contract had not been entered into.

FUTURES STRATEGIES

A futures contract is a bilateral agreement wherein one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying debt security or the currency as called for in the contract at a specified future date and at a specified price. For futures contracts with respect to an index, delivery is of an amount of cash equal to a specified dollar amount times the difference between the index value at the time of the contract and the close of trading of the contract.

A Fund may sell interest rate futures contracts in order to continue to receive the income from a fixed income security, while endeavoring to avoid part of or all of a decline in the market value of that security which would accompany an increase in interest rates.

A Fund may purchase index futures contracts for several reasons: to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transactions costs, or to seek higher investment returns when a futures contract is priced more attractively than securities in the index.

A Fund may purchase call options on a futures contract as a means of obtaining temporary exposure to market appreciation at limited risk. This strategy is analogous to the purchase of a call option on an individual security, in that it can be used as a temporary substitute for a position in the security itself.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING

A Fund pays no price when it enters into a futures contract; rather, it deposits (typically with its custodian in a segregated account in the name of the futures broker) an amount of cash or U.S. Government Securities generally equal to 5% or less of the contract value. This amount is known as initial margin. Subsequent payments, called variation margin, to and from the broker, are made on a daily basis as the value of the futures position varies. When writing a call on a futures contract, variation margin must be deposited in accordance with applicable exchange rules. The initial margin in futures transactions is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.

Holders and writers of futures and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, a futures contract or related option with the same terms as the position held or written. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts.

Under certain circumstances, futures exchanges may establish daily limits in the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. Prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of positions. In such event, it may not be possible for a Fund to close a position, and in the event of adverse price movements, it would have to make daily cash payments of variation margin. In addition:

         (1) Successful use by a Fund of futures contracts and related options will depend upon the Sub-adviser's ability to predict movements in the direction of the overall securities and currency markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current level of the underlying instrument but to the anticipated levels at some point in the future; thus, for example, trading of stock index futures may not reflect the trading of the securities which are used to formulate an index or even actual fluctuations in the relevant index itself.

         (2) The price of futures contracts may not correlate perfectly with movement in the price of the hedged currencies due to price distortions in the futures market or otherwise. There may be several reasons unrelated to the value of the underlying currencies which causes this situation to occur. As a result, a correct forecast of general market trends may still not result in successful hedging through the use of futures contracts over the short term.

         (3) There is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

         (4) Like other options, options on futures contracts have a limited life. A Fund will not trade options on futures contracts on any exchange or board of trade unless and until, in the Adviser's opinion, the market for such options has developed sufficiently that the risks in connection with options on futures transactions are not greater than the risks in connection with futures transactions.

         (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs is all that is at risk. Sellers of options on futures contracts, however, must post an initial margin and are subject to additional margin calls which could be substantial in the event of adverse price movements.

         (6) A Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions.

COMMODITY FUTURES CONTRACTS AND COMMODITY OPTIONS

A Fund may invest in certain financial futures contracts and options contracts in accordance with the policies described in the Prospectus and above. A Fund will only invest in futures contracts, options on futures contracts and other options contracts that are subject to the jurisdiction of the CFTC after filing a notice of eligibility and otherwise complying with the requirements of Section 4.5 of the rules of the CFTC. Under that section, a Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margins and premiums required to establish such positions would exceed 5% of the Fund's net assets.

2.  INVESTMENT LIMITATIONS

For purposes of all investment policies of the Fund, (i) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely and (ii) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if a Fund satisfies a percentage restriction on an investment or investment technique when the investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

FUNDAMENTAL INVESTMENT LIMITATIONS

Each Fund has adopted the following fundamental investment limitations that cannot be changed without the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of a Fund or (ii) 67% of the shares of a Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of a Fund are present or represented. No Fund may:

           (1) Purchase the securities of issuers (other than U.S. Government Securities) conducting their business activity in the same industry if, immediately after such purchase, the value of a Fund's investments in such industry would comprise 25% or more of the value of its total assets.

           (2) Purchase a security if, as a result (a) more than 5% of a Fund's total assets would be invested in the securities of a single issuer, or (b) a Fund would own more than 10% of the outstanding voting securities of a single issuer. This limitation applies only with respect to 75% of a Fund's total assets and does not apply to U.S. Government Securities.

           (3) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter for purpose of the Securities Act of 1933.

           (4) Purchase or sell real estate or any interest therein, except that a Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

           (5) Purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities.

           (6) Make loans to other persons except for the purchase of debt securities that are otherwise permitted investments or loans of portfolio securities through the use of repurchase agreements.

           (7) Issue senior securities except pursuant to Section 18 of the Investment Company Act and except that a Fund may borrow money subject to its investment limitation on borrowing.

OTHER INVESTMENT LIMITATIONS

Each Fund has adopted the following nonfundamental investment limitations that may be changed by the Board without shareholder approval. No Fund may:

           (a) Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted to be incurred by a Fund. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

           (b) Make short sales of securities except short sales against the box.

           (c) Purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but a Fund may make margin deposits in connection with permitted transactions in options.

           (d) Purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities.

           (e) Purchase portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

           (f) Invest more than 5% of its net assets in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors, unless guaranteed as to principal and interest by an issuer in whose securities a Fund could invest.

           (g) Invest in or hold securities of any issuer if officers and Trustees of the Trust or the Adviser, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities.

           (h) Invest in interests in oil or gas or interests in other mineral exploration or development programs.

3.  PERFORMANCE DATA

The Funds may quote performance in various ways. All performance information supplied by the Funds in advertising is historical and is not intended to predict future returns. A Fund's net asset value, yield and total return fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

In performance advertising the Funds may compare any of their performance information with data published by independent evaluators such as Morningstar, Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDC/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). In addition, a Fund may compare any of its performance information with the performance of recognized stock, bond and other indexes, including but not limited to the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, and changes in the Consumer Price Index as published by the U.S. Department of Commerce. A Fund may refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of a Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

YIELD CALCULATIONS

Yields for a Fund used in advertising are computed by dividing the Fund's interest income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. In general, interest income is reduced with respect to bonds purchased at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds purchased at a discount by adding a portion of the discount to daily income. Capital gain and loss generally are excluded from these calculations.

Income calculated for the purpose of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that a Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Also, Processing Organizations may charge their customers direct fees in connection with an investment in a Fund, which will have the effect of reducing the Fund's net yield to those shareholders. The yields of each Fund are not fixed or guaranteed, and an investment in a Fund is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of a Fund with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Fund's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

TOTAL RETURN CALCULATIONS

Each of the Funds may advertise total return. Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Funds.

Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over a given period according to the following formula:

                                        n
                                  P(1+T) = ERV

Where:

                     P = a hypothetical initial payment of $1,000; T = average annual total return;
                     n = number of years; and
                     ERV = ending redeemable value.

ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.

In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Total returns may be broken down into their components of income and capital (including capital gain and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields and other performance information may be quoted numerically or in a table, graph or similar illustration.

Period total return is calculated according to the following formula:

                                 PT = (ERV/P-1)

Where:

                     PT = period total return. The other definitions are the same as in average annual total return above.

4.  MANAGEMENT

The trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.

TRUSTEES:

     John Y. Keffer*, Trustee, has been President and Director of Forum Financial Services, Inc. for more than five years. His address is Two Portland Square, Portland, Maine 04101.

     Christopher W. Hamm*, Trustee, has been the Executive Director of CIBC Oppenheimer, since 1996. His address is 1600 Smith Street, Ste. 3100, Houston, Texas 77002. Mr. Hamm was Vice President of Paine Webber from 1993 to 1996.

     Jay Brammer, Trustee, has been Executive Vice President of Gibraltar Properties, Inc., a real estate holding company, since 1995. His address is 9000 Keystone Crossing, Ste. 1000, Indianapolis, Indiana 46240. Mr. Brammer was Executive Vice President of Gibraltar Masoleum Corp. from 1980 to 1995.

     J.B.  Goodwin,   Trustee,  has  been  President  of  JBGoodwin  Company,  a comprehensive real estate and mortgage holding company, for more than five years. His address is 3933 Steck Avenue, B-101, Austin, Texas 78759.

     Robert Stillwell, Trustee, has been an attorney with the law firm of Baker & Botts for more than five years. His address is 3000 One Shell Plaza, Houston, Texas 77002.


OFFICERS:

     CHRISTOPHER W. HAMM - President, has been the Executive Director of CIBC Oppenheimer since 1996. Prior to that Mr. Hamm was Vice President of Paine Webber from 1993 to 1996. His address is 1600 Smith Street, Ste. 3100, Houston, Texas 77002.

     SARA M. MORRIS, Treasurer, is a Managing Director, Forum Administrative Services, LLC (and its predecessors in interest) with which she has been associated since 1994. Prior thereto, from 1991 to 1994, Ms. Morris was Controller of Wright Express Corporation (a national credit card company) and for six years prior thereto was employed at Deloitte & Touche LLP as an accountant. Ms. Morris is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

     RICHARD C. BUTT, Vice President and Assistant Treasurer, is a Managing Director of Forum Financial Corp. with which he has been associated since May 1996. Prior thereto, from December 1994 to April 1996, Mr. Butt was a Director of the Financial Services Consulting Practice, KPMG Peat Marwick LLP. From November 1993 to August 1994, Mr. Butt was President of 440 Financial Distributors, Inc. a mutual fund administrator and distributor, and prior thereto was Senior Vice President of 440 Financial Group, Inc. Mr. Butt is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

     MAX BERUEFFY, Vice President and Secretary, is a Managing Director and Senior Counsel, Forum Financial Services, Inc., with which he has been associated since 1994. Prior thereto, Mr. Berueffy was on the staff of the U.S. Securities and Exchange Commission for seven years, first in the appellate branch of the Office of the General Counsel, then as a counsel to Commissioner Grundfest and finally as a senior special counsel in the Division of Investment Management. His address is Two Portland Square, Portland, Maine 04101.

     STEPHEN J. BARRETT, Assistant Secretary, is a Manager of Client Services, Forum Financial Services, Inc., with which he has been associated since September 1996. Prior to joining Forum, Mr. Barrett spent two and a half years at Fidelity Investments where he served as a Senior Product Manager. Prior to that, he was a Securities Analyst for two and a half years with Bingham, Dana & Gould in Boston, Massachusetts. Mr. Barrett also is an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

     D. BLAINE RIGGLE, Assistant Secretary, is an Assistant Counsel, Forum Financial Services, Inc., with which he has been associated since 1998. Prior thereto, Mr. Riggle was Associate Counsel for Wright Express Corporation from 1997 to 1998 and for three years thereto was an associate with the law firm of Friedman, Babcock & Gaythwaite in Portland, Maine. His address is Two Portland Square, Portland, Maine 04101.

Each Trustee of the Trust (other than John Y. Keffer and Christopher W. Hamm, who are interested persons of the Trust) is paid $5,000 annually and $500 for each Board meeting attended and is paid $500 for each committee meeting attended on a date when a Board meeting is not held. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. No officer of the Trust is compensated by the Trust. The Trust has not adopted any form of retirement plan covering Trustees or officers.

The following table provides the estimated aggregate compensation paid to each Trustee. Estimates are presented for the fiscal year ended December 31, 1998.

--------------------------- ---------------------- ------------------------ ---------------------- ------------------
                                                       ACCRUED PENSION      ANNUAL BENEFITS UPON
                                  AGGREGATE               BENEFITS               RETIREMENT
         TRUSTEE                COMPENSATION                                                             TOTAL
--------------------------- ---------------------- ------------------------ ---------------------- ------------------
John Y. Keffer*                      $0                       $0                     $0                     $0
--------------------------- ---------------------- ------------------------ ---------------------- ------------------
Christopher W. Hamm*                 $0                       $0                     $0                     $0
--------------------------- ---------------------- ------------------------ ---------------------- ------------------
Jay Brammer                      $7,000                       $0                     $0                 $7,000
--------------------------- ---------------------- ------------------------ ---------------------- ------------------
J.B. Goodwin                     $7,000                       $0                     $0                 $7,000
--------------------------- ---------------------- ------------------------ ---------------------- ------------------
Robert Stillwell                 $7,000                       $0                     $0                 $7,000
--------------------------- ---------------------- ------------------------ ---------------------- ------------------


ADVISERS

Forum Investment Advisors, LLC ("Adviser"), Two Portland Square, Portland, Maine 04101, serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for each Fund in accordance with its investment objective and reviewing the investment strategies and policies of each Fund and overseeing the performance of the investment subadvisers responsible for the day-to-day management of each Fund's portfolio. The Adviser was incorporated under the laws of Delaware in 1987 and is registered under the Investment Advisers Act of 1940.

For its services, the Adviser receives the following advisory fees with respect to each Fund:
                                                 Advisory Fee
                                  (as a percentage of average daily net assets)
Government Bond Fund                                0.35
Corporate Bond Fund                                 0.35
Growth Equity Fund                                  0.45

Value Equity Fund                                   0.45

To assist it in carrying out its responsibility, the Adviser has retained the following Subadvisers to render advisory services and make daily investment decisions for each Fund pursuant to an investment subadvisory agreements with the Adviser (the "Subadvisory Agreements").

           Government Bond Fund -- The Northern Trust Company

           Corporate Bond Fund -- Conseco Capital Management, Inc.

           Growth Equity Fund -- Davis Hamilton, Inc., d/b/a Davis Hamilton
                                 Jackson & Associates

           Value Equity Fund -- Beutel, Goodman Capital Management

The amount of the fees paid by Forum to each Subadviser may vary from time to time as a result of periodic negotiations with the Subadviser regarding such matters as the nature and extent of the services (other than investment selection and order placement activities) provided by the Subadviser to the Fund, the increased cost and complexity of providing services to the Fund, the investment record of the Subadviser in managing the Fund and the nature and magnitude of the expenses incurred by the Subadviser in managing the Fund's assets and by the Adviser in overseeing and administering management of the Fund. However, the contractual fee payable to Forum by each Fund for investment advisory services that is set forth in the Prospectus will not vary as a result of those negotiations.

The Advisers furnish at their own expense all services, facilities and personnel necessary to perform their duties under the Advisory or Subadvisory Agreements. The Advisory and Subadvisory Agreements provide, with respect to each Fund, for an initial term of two years from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided the agreement is specifically approved at least annually by the Board or, with respect to each Fund, by vote of the shareholders of that Fund, and in either case by a majority of the directors who are not parties to the Advisory Agreement or interested persons of any such party.

The Advisory and Subadvisory Agreements are terminable without penalty by the Trust and by the Adviser, respectively, with respect to a Fund on 30 days' written notice when authorized either by vote of the Fund's shareholders or by a vote of a majority of the Board, or by the Adviser and the Subadviser, respectively, on not less than 90 days' written notice, and will automatically terminate in the event of its assignment. The Agreements also provide that, with respect to each Fund, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or by reason of reckless disregard of its obligations and duties under the Agreements. The Advisory and Subadvisory Agreements provide that the Advisers may render services to others.

ADMINISTRATOR

Forum Administrative Services, LLC ("FAdS") acts as administrator to the Trust pursuant to an Administration Agreement with the Trust. As administrator, FAdS provides management and administrative services necessary to the operation of the Trust (which include, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent and custodian and arranging for maintenance of books and records of the Trust), and provides the Trust with general office facilities. The Administration Agreement will remain in effect for a period of twelve months with respect to each Fund and thereafter is automatically renewed each year for an additional term of one year, provided that continuance is specifically approved at least annually (i) by the Board or, with respect to a Fund, by a vote of a majority of the outstanding voting securities of the Fund and (ii) by a vote of a majority of Trustees of the Trust who are not parties of the Administration Agreement or interested persons of any such party.

The Administration Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Fund by vote of the Fund's shareholders or by either party on not more than 60 days' written notice. The Administration Agreement also provides that FAdS shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement.

At the request of the Board, FAdS provides persons satisfactory to the Board to serve as officers of the Trust. Those officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of FAdS, the Adviser, the Subadvisers or their affiliates.

DISTRIBUTOR

Forum Financial Services, Inc. ("FFSI"), an affiliate of FAdS, is the Trust's distributor and acts as the agent of the Trust in connection with the offering of shares of the Fund pursuant to a Distribution Agreement. The Distribution Agreement will continue in effect for twelve months and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders entitled to vote thereon, and in either case, by a majority of the Trustees who (i) are not parties to the Distribution Agreement, (ii) are not interested persons of any such party or of the Trust and
(iii) with respect to any class for which the Trust has adopted a distribution plan, have no direct or indirect financial interest in the operation of that distribution plan or in the Distribution Agreement, at a meeting called for the purpose of voting on the Distribution Agreement. All subscriptions for shares obtained by FFSI are directed to the Trust for acceptance and are not binding on the Trust until accepted by it. The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") that authorizes the payment to FFSI under the Distribution Services Agreement of a distribution services fee, which may not exceed an annual rate of 0.25% of the average daily net assets of each Fund attributable to Trust Shares.

The Distribution Agreement provides that FFSI shall not be liable for any error of judgment or mistake of law or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Distribution Agreement.

The Distribution Agreement is terminable with respect to the Fund without penalty by the Trust on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a vote of a majority of the Board, or by FFSI on 60 days' written notice. The Distribution Agreement will automatically terminate in the event of its assignment.

FFSI may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Fund are sold without sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read the Prospectus and this SAI in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

TRANSFER AGENT

Forum Shareholder Services, LLC ("FSS") acts as transfer agent of the Trust pursuant to a transfer agency agreement (the "Transfer Agency Agreement"). The Transfer Agency Agreement provides, with respect to each Fund, for an initial term of one year from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided that the agreement is specifically approved at least annually by the Board or, with respect to a Fund, by a vote of the shareholders of that Fund, and in either case by a majority of the directors who are not parties to the Transfer Agency Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Transfer Agency Agreement.

Among the responsibilities of FSS as agent for the Trust are: (1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Funds may be effected and certain other matters pertaining to the Funds; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

FSS or any sub-transfer agent or processing agent may also act and receive compensation as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Funds with respect to assets invested in the Funds. FSS or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from FSS with respect to assets of those customers or clients invested in the Funds. FSS, FFSI or sub-transfer agents or processing agents retained by FSS may be Processing Organizations (as defined in the Prospectus) and, in the case of sub- transfer agents or processing agents, may also be affiliated persons of FSS or FFSI.

For its services under the Transfer Agency Agreement, FSS receives, with respect to each Series: a fee of $24,000 per year; such amounts to be computed and paid monthly in arrears by the Fund; and (iii) Annual Shareholder Account Fees of $25.00 for a retail and $125.00 for an institutional shareholder account; such fees to be computed as of the last business day of the prior month.

FUND ACCOUNTANT

Pursuant to a Fund Accounting Agreement, Forum Accounting Services, LLC, ("FAcS") prepares and maintains books and records of each Fund on behalf of the Trust as required under the 1940 Act, calculates the net asset value per share of each Fund and dividends and capital gain distributions and prepares periodic reports to shareholders and the Securities and Exchange Commission. For its services, FAcS receives from the Trust with respect to each Fund a fee of
$36,000 per year plus surcharges of $6,000 to $24,000 for specified asset levels. FAcS is paid additional surcharges of $12,000 per year for each of the following: a portfolio with more than a specified number of securities positions and/or international positions; investments in derivative instruments; percentages of assets invested in asset backed securities; and, a monthly portfolio turnover rate of 10% or greater.

5.  DETERMINATION OF NET ASSET VALUE

The Trust does not determine the Funds' net asset value on any day that the New York Stock Exchange ("NYSE") is closed. The NYSE is normally closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Veterans' Day, Thanksgiving and Christmas. The Trust determines the net asset value per share of each Fund as of the close of trading on the NYSE (normally 4:00 p.m., Eastern time) on each Fund Business Day by dividing the value of the Fund's net assets (in other words, the value of its portfolio securities and other assets less its liabilities) by the number of that Fund's shares outstanding at the time the determination is made. Securities owned by a Fund for which market quotations are readily available are valued at current market value, or, in their absence, at fair value as determined by the Board. Purchases and redemptions are effected at the time of the next determination of net asset value following the receipt in proper form of any purchase or redemption order.

6.  PORTFOLIO TRANSACTIONS

Purchases and sales of debt securities for the Fixed Income Funds usually are principal transactions. Portfolio securities for these Funds are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked prices.

The Equity Funds will, and the Fixed Income Funds may, effect purchases and sales through brokers who charge commissions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Fund's Sub-adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Fund.

A Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commission, including certain dealer spreads, paid in connection with Fund transactions, the Sub-adviser takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The Sub-advisor may also take into account payments made by brokers effecting transactions for a Fund (i) to the Fund or
(ii) to other persons on behalf of the Fund for services provided to it for which it would be obligated to pay.

In addition, a Sub-adviser may give consideration to research and investment analysis services furnished by brokers or dealers to the Sub-adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. Such research and analysis is of the types described in Section 28(e)(3) of the Securities Exchange Act of 1934, as amended, and is designed to augment the Sub-adviser's own internal research and investment strategy capabilities. The Sub-adviser may use the research and analysis in connection with services to clients other than the Fund, and the Sub-adviser's fee is not reduced by reason of the Sub-adviser's receipt of the research services.

Investment decisions for the Funds will be made independently from those for any other account or investment company that is or may in the future become managed by the Sub-advisers or their affiliates. If, however, a Fund and other investment companies or accounts managed by one of the Sub-advisers are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for a Fund and for other investment companies and accounts managed by one of the Sub-advisers occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

In the future the Funds, consistent with the policy of obtaining best net results, may conduct brokerage transactions through affiliates of those persons or Forum. The Board has adopted procedures in conformity with applicable rules under the 1940 Act to ensure that all brokerage commissions paid to these persons are reasonable and fair.

7.  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of each Fund are sold on a continuous basis by the distributor on a best efforts basis.

In addition to the situations described in the Prospectus under "Purchases and Redemptions of Shares," the Trust may redeem shares involuntarily, from time to time, to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus.

The Trust has filed a formal election with the Securities and Exchange Commission pursuant to which a Fund will only effect a redemption in portfolio securities if a shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

EXCHANGE PRIVILEGE

The exchange privilege permits shareholders of the Funds to exchange their shares for shares of the same class of any other Fund of the Trust or a designated class of shares of Daily Assets Cash Fund, a money market fund of Forum Funds ("Participating Fund"). For Federal income tax purposes, exchange transactions are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than his basis in such shares at the time of the transaction.

By use of the exchange privilege, the shareholder authorizes FSS to act upon the instruction of any person representing himself to either be, or to have the authority to act on behalf of, the investor and believed by FSS to be genuine. The records of FSS of such instructions are binding. Proceeds of an exchange transaction may be invested in another Participating Fund in the name of the shareholder.

Exchange transactions will be made on the basis of relative net asset values per share at the time of the exchange transaction. Shares of any Participating Fund may be redeemed and the proceeds used to purchase, without a sales charge, shares of any other Participating Fund. The terms of the exchange privilege are subject to change, and the privilege may be terminated by the Trust. However the privilege will not be terminated, and no material change that restricts the availability of the privilege to shareholders will be implemented, without reasonable advance notice to shareholders.

INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT

The Trust offers an individual retirement plan ("IRA") for individuals who wish to use Trust shares of the Funds as a medium for funding individual retirement savings. Under the IRA, distributions of net investment income and capital gain will be automatically reinvested in the IRA established for the investor. The Funds' custodian furnishes custodial services to the IRAs for a service fee. Shareholders wishing to use a Fund's IRA should contact FSS for further details and information.

8.  TAXATION

Each Fund intends, for each taxable year, to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification as a regulated investment company under the Internal Revenue Code of 1986 does not involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements the Funds must meet to qualify for such treatment. The information set forth in the Prospectus and the following discussion relate solely to Federal income taxes on dividends and distributions by a Fund and assume that each Fund qualifies as a regulated investment company. Investors should consult their own counsel for further details and for the application of state and local tax laws to the investor's particular situation.

The Equity Funds expect to derive a substantial amount of their gross income (exclusive of capital gain) from dividends. Accordingly, that portion of the Equity Funds' dividends so derived will qualify for the dividends-received deduction for corporations to the extent attributable to certain qualifying dividends received by the Fund from domestic corporations. The Fixed Income Funds expect to derive substantially all of their gross income (exclusive of capital gain) from sources other than dividends. Accordingly, it is expected that only a small portion, if any, of the Fixed Income Funds' dividends or distributions will qualify for the dividends-received deduction for corporations. Capital gain distributions are not eligible for the dividends received deduction for corporations.

Under the Code, gains or losses from the disposition of (i) foreign  currencies,
(ii) debt securities denominated in a foreign currency, (iii) certain options on foreign currencies or (iv) certain forward contracts denominated in a foreign currency, that are attributed to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of its disposition are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than affecting the amount of the Fund's net capital gain. Because section 988 losses reduce the amount of ordinary dividends a Fund will be allowed to distribute for a taxable year, such losses may result in all or a portion of prior dividend distributions for such year being recharacterized as non-taxable return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her shares. To the extent that such distributions exceed such shareholders' basis, each distribution will be treated as a gain from the sale of shares. Under certain conditions, a Fund may elect to except from Section 988 any foreign currency gain or loss realized by a Fund on any regulated forward contract, option or futures contract which would be "marked to market" under Section 1256 of the Code if held on the last day of taxable year, as described immediately below.

Certain listed options, regulated futures contracts and foreign exchange contracts are considered "section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by a Fund at the end of each taxable year will be "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by a Fund on section 1256 contracts generally will be considered 60% long-term and 40% short-term capital gain or loss. A Fund can elect to exempt its section 1256 contracts which are part of a "mixed straddle" from the application of section 1256.

With respect to equity or over-the-counter put and call options, gain or loss realized by a Fund upon the lapse or sale of such options held by the Fund will be either long-term or short-term capital gain or loss depending upon the respective Fund's holding period with respect to such option. However, gain or loss realized upon the lapse or closing out of such options that are written by a Fund will be treated as short-term capital gain or loss. In general, if a Fund exercises an option, or if an option that a Fund has written is exercised, gain or loss on the option will not be separately recognized but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option.

Any option, futures contract, or other position entered into or held by a Fund in conjunction with any other position held by such Fund may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are section 1256 contracts may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that (i) loss realized on disposition of one position of a straddle not be recognized to the extent that a Fund has unrealized gains with respect to the other position in such straddle;
(ii) a Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (iii) losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (iv) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (v) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund all of the offsetting positions of which consist of section 1256 contracts.

A Fund's investment in zero coupon securities will be subject to special provisions of the Code which may cause the Fund to recognize income without receiving cash necessary to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding federal income and excise taxes. In order to satisfy those distribution requirements the Fund may be forced to sell other portfolio securities.

9.  OTHER INFORMATION

CUSTODIAN

Pursuant to a Custodian Agreement, BankBoston acts as the custodian of the Funds' assets. The custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, determining income and collecting interest on Fund investments.

COUNSEL

Legal matters in connection with the issuance of shares of beneficial interest of the Trust are passed upon by the law firm of Seward & Kissel, One Battery Park Plaza, New York, New York 10004

INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, act as independent auditors for the Funds.

THE TRUST AND ITS SHARES

The Trust was organized on November 26, 1997, as a Delaware business trust. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Funds) and may divide portfolios or series into two or more classes of shares (such as Trust and Institutional Shares). Currently the authorized shares of the Trust are divided into 4 separate series.

Each share of each Fund of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders and Trustees have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

The Trust's shareholders are not personally liable for the obligations of the Trust under Delaware law. The Delaware Business Trust Act (the "Delaware Act") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private corporations for profit. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject the Trust shareholders to liability. To guard against this risk, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into by the Trust or its Trustees, and provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which (i) a court refuses to apply Delaware law, (ii) no contractual limitation of liability is in effect, and (iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the Board believes that the risk of personal liability to a Trust shareholder is extremely remote.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

SHAREHOLDINGS

As of March 13, 1998, Memorial Group, Inc., a Delaware corporation, owns 100% of the shares of each fund as listed below. Trustee and President Christopher W.
Hamm owns 100% of the shares of Memorial Group, Inc. As of the same date, no other officers or Trustees of the Trust owned any of the outstanding shares of the Funds. Shareholders owning 25% or more of the shares of a Fund or of the Trust as a whole may be deemed to be controlling persons. By reason of their substantial holdings of shares, these persons may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to determine the outcome of any shareholder vote. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

FUND                                    SHAREHOLDER                            INTEREST
----                                    -----------                            --------
Government Bond Fund                    Memorial Group, Inc.                   100%
Corporate Bond Fund                     Memorial Group, Inc.                   100%
Growth Equity Fund                      Memorial Group, Inc.                   100%
Value Equity Fund                       Memorial Group, Inc.                   100%


10.  FINANCIAL STATEMENTS

Included in this Statement of Additional Information.

                                 MEMORIAL FUNDS

                 APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

1.   CORPORATE BONDS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Moody's rates corporate bond issues, including convertible debt issues, as follows:

Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Those bonds in the Aa, A, Baa, Ba or B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

STANDARD AND POOR'S CORPORATION ("S&P")

S&P rates corporate bond issues, including convertible debt issues, as follows:

Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

Bonds rated CCC have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Bonds rated CC typically are debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. This rating may also be used to indicate imminent default.

The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating Cl is reserved for income bonds on which no interest is being paid.

Bonds are rated D when the issue is in payment default, or the obligor has filed for bankruptcy. Bonds rated D are in payment default or the obligor has filed for bankruptcy. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will made during such grace period.

Note: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

FITCH INVESTORS SERVICE, INC. ("FITCH")

Fitch rates corporate bond issues, including convertible debt issues, as follows:

AAA Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, shorter-term debt of these issuers is generally rate F-1+.

A Bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA, DDD, DD, or D categories.

2.   PREFERRED STOCK

MOODY'S INVESTORS SERVICE, INC.

Moody's rates preferred stock as follows:

An issue rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment among preferred stock issues.

An issue rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

An issue rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

An issue rated baa is considered to be a medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

An issue rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

An issue  which is rated caa is likely to be in  arrears on  dividend  payments.
This rating designation does not purport to indicate the future status of payments.

An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

An issue which is rated c can be regarded as having extremely poor prospects of ever attaining any real investment standing. This is the lowest rated class of preferred or preference stock.

Note:   Moody's  applies  numerical   modifiers  1,  2  and  3  in  each  rating
classification from aa through b in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION

S&P rates preferred stock as follows:

AAA is the highest rating that is assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

A preferred stock rated C is a non-paying issue.

A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

3.   SHORT-TERM DEBT (COMMERCIAL PAPER)

MOODY'S INVESTORS SERVICE, INC.

Moody's two highest ratings for short-term debt, including commercial paper, are Prime-1 and Prime-2, both are judged investment grade, to indicate the relative repayment ability of rated issuers.

Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

             ---  Leading  market  positions  in  well-established  industries.
             ---  High  rates of return on funds  employed.
             --- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
             --- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
             --- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S CORPORATION

S&P's two highest commercial paper ratings are A and B. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. An A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. The capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. A-3 issues have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

FITCH INVESTORS SERVICE, INC.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

F-3. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D. Issues assigned this rating are in actual or imminent payment default.

                               THE MEMORIAL FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 11, 1998


                                                             GOVERNMENT       CORPORATE      GROWTH EQUITY      VALUE EQUITY
                                                             BOND FUND        BOND FUND          FUND              FUND
                                                            -------------  ---------------  ----------------  ----------------

ASSETS

Cash                                                           $25,000          $25,000          $25,000           $25,000
Deferred organization expense                                   30,000           30,000           30,000            30,000

                                                            -------------  ---------------  ----------------  ----------------
      Total assets                                             $55,000          $55,000          $55,000           $55,000

LIABILITIES

Accrued organization expenses                                   30,000           30,000           30,000            30,000
                                                            -------------  ---------------  ----------------  ----------------

NET ASSETS                                                     $25,000          $25,000          $25,000           $25,000
                                                            -------------  ---------------  ----------------  ----------------

Shares Outstanding (no par value, shares authorized
is unlimited)                                                    2,500            2,500            2,500             2,500
                                                            -------------  ---------------  ----------------  ----------------

Net Asset Value, offering and redemption price
per share ($25,000/2,500 shares outstanding per fund)           $10.00           $10.00           $10.00            $10.00
                                                            -------------  ---------------  ----------------  ----------------

The accompanying notes are an integral part of these statements.

NOTES TO STATEMENTS OF ASSETS AND LIABILITIES
MARCH 11, 1998

Note 1 - Significant Accounting Policies:

(A) General: The Memorial Funds (the "Trust") is an open end management investment company registered under the Investment Company Act of 1940, as amended. The Company was established as a Delaware business trust organized pursuant to a Declaration of Trust dated November 25, 1997. The Government Bond Fund, Corporate Bond Fund, Growth Equity Fund and Value Equity Fund (each a "Fund") are each separate, diversified series of the Trust. Each Fund presently offers two classes of shares, Trust Shares and Institutional Shares. Shares of each class have identical interests in the portfolio of the Fund and have the same rights. As of March 11, 1998, the Funds had no operations other than organizational matters and the issuance and sale of initial shares to Memorial Group, Inc., on March 11, 1998.

(B) Organizational Expenses: Costs incurred by the Funds in connection with their organization and the initial offering of their shares have been deferred and will be amortized on a straight-line basis from the date upon which the Funds will commence their investment activities, over a period of five years. If any of the initial shares of a Fund are redeemed during the amortization period, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

(C) Federal Taxes: Each Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Funds will not be subject to Federal excise tax. Therefore, no Federal income or excise tax provision will be required.


Note 2 - Investment Adviser

Forum Investment Advisors, LLC (the "Adviser"), serves as the investment adviser for each Fund. For its services, the Adviser is paid by the Government Bond Fund and Corporate Bond Fund a fee at an annual rate of 0.35% of each Fund's average daily net assets. The Growth Equity Fund and Value Equity Fund are charged a fee at an annual rate of 0.45% of each Fund's average daily net assets.

The Adviser has retained the following sub-advisers to render advisory services and make daily investment decisions for each Fund:

         The Government Bond Fund is managed by The Northern Trust Company.
         The Corporate Bond Fund is managed by Conseco Capital Management, Inc. The Growth Equity Fund is managed by Davis, Hamilton, Jackson &
           Associates
         The Value Equity Fund is managed by Beutel, Goodman Capital Management

The sub-advisers are compensated by the Adviser.


Note 3 - Administrative, Accounting, Distribution and Shareholder Servicing Fees

Forum Administrative Services, LLC ("Forum") is the administrator of the Funds, and is responsible for the supervision of the overall management of the Funds. For these services, Forum receives a fee at an annual rate of 0.15% of each Fund's average daily net assets under $150 million, and 0.10% of the average daily net assets in excess of $150 million, subject to an annual minimum fee of $30,000 for each Fund.

Forum Financial Services, Inc. ("FFSI") acts as distributor of each Fund's shares. The Funds have adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Plan"). Under the provisions of the Plan, each Fund may reimburse FFSI up to an annual rate of 0.25% of each Fund's Trust Shares average daily net assets.

Forum Accounting Services, LLC provides portfolio accounting services to each Fund.

Forum Shareholder Services, LLC acts as each Fund's transfer agent and dividend disbursing agent.

Independent Auditors' Report


The Board of Trustees and Shareholder
Memorial Funds:

We have audited the accompanying statements of assets and liabilities of Government Bond Fund, Corporate Bond Fund, Growth Equity Fund, and Value Equity Fund, portfolios of Memorial Funds (the Company) as of March 11, 1998. These statements of assets and liabilities are the responsibility of the Company's management. Our responsibility is to express an opinion on these statements of assets and liabilities based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of assets and liabilities are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of assets and liabilities. Our procedures included confirmation of cash in bank by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statements of assets and liabilities referred to above present fairly, in all material respects, the financial position of Government Bond Fund, Corporate Bond Fund, Growth Equity Fund, and Value Equity Fund as of March 11, 1998, in conformity with generally accepted accounting principles.




KPMG Peat Marwick LLP


Boston, Massachusetts
March 11, 1998

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A)      FINANCIAL STATEMENTS.

Included in the Prospectus:

None.

Included in the Statement of Additional Information:

Statement of Assets and Liabilities as of March 11, 1998
Notes to Statements of Assets and Liabilities
Report of Independent Auditors


(B)      EXHIBITS.

Note: * Indicates that the exhibit is incorporated herein by reference. All references to a Post-Effective Amendment ("PEA") or Pre-Effective Amendment ("PreEA") are to PEAs and PreEAs to Registrant's Registration Statement on Form N-1A as filed via EDGAR with the SEC.

           (1)* Copy of the Trust Instrument of the Registrant dated November 25, 1997 (filed as Exhibit 1 in initial N-1A filing on December 4, 1997, accession number 0001004402-97-000244).

           (2)    Not Applicable.

           (3)    Not Applicable.

           (4) (a) Sections 2.02, 2.04 and 2.06 of Registrant's Trust Instrument provide as follows:

                  SECTION 2.02 ISSUANCE OF SHARES. Subject to applicable law, the Trustees in their discretion may, from time to time, without vote of the Shareholders, issue Shares, in addition to the then issued and Outstanding Shares and Shares held in the treasury, to such party or parties and for such amount and type of consideration, including cash or securities, at such time or times and on such terms as the Trustees may deem appropriate, and may in such manner acquire other assets (including the acquisition of assets subject to, and in connection with, the assumption of liabilities) and businesses. In connection with any issuance of Shares, the Trustees may issue fractional Shares and Shares held in the treasury. The Trustees may from time to time divide or combine the Shares into a greater or lesser number without thereby changing the proportionate beneficial interests in the Trust. Contributions to the Trust may be accepted for, and Shares shall be redeemed as, whole Shares and/or 1/1,000th of a Share or integral multiples thereof.

                  SECTION 2.04 TRANSFER OF SHARES. Except as otherwise provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by that holder's agent thereunto duly authorized in writing, upon delivery to the Trustees or the Transfer Agent of a duly executed instrument of transfer and such evidence of the genuineness of such execution and authorization and of such other matters as may be required by the Trustees or Transfer Agent. Upon such delivery the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any Transfer Agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

                  SECTION 2.06 ESTABLISHMENT OF SERIES OR CLASS. The Trust created hereby shall consist of one or more Series and separate and distinct records shall be maintained by the Trust for each Series and the assets associated with any such Series shall be held and accounted for separately from the assets of the Trust or any other Series. The Trustees may divide the Shares of any Series into Classes. The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the Shareholders of any Series, to establish and designate and to change in any manner any such Series or Class and to fix such preferences, voting powers, rights and privileges of such Series or Classes as the Trustees may from time to time determine, to divide or combine the Shares or any Series or Classes into a greater or lesser number, to classify or reclassify any issued Shares of any Series or Classes into one or more Series or Classes, and to take such other action with respect to the Shares as the Trustees may deem desirable. The establishment and designation of any Series or Class shall be effective when specified in the resolution of the Trustees setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series or Class.

                  All references to Shares in this Trust Instrument shall be deemed to be Shares of any or all Series or Classes, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series and each Class, except as the context otherwise requires.

                  Each Share of a Series of the Trust shall represent an equal beneficial interest in the net assets of such Series subject to Section 2.08 and the preferences, rights and privileges of each Class of that Series. Each holder of Shares of a Series or Class thereof shall be entitled to receive the holder's pro rata share of all distributions made with respect to such Series or Class thereof. Upon redemption of Shares, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust.

                  Each  Series  and  Class   thereof  of  the  Trust  and  their
                  attributes will be set forth in Annex A to this Trust Instrument.

           (5) (a)* Form of Investment Advisory Agreement between Registrant and Forum Advisors, Inc. (filed as Exhibit 5(a) in initial N-1A filing on December 4, 1997, accession number 0001004402- 97-000244).

                    (b)*  Form of  Investment  Subadvisory  Agreement  (filed as
                    Exhibit 5(b) in PreEA No. 1 on February 19, 1998, accession number 0001004402-98-000122).

           (6)* Form of Distribution Agreement between Registrant and Forum Financial Services, Inc. (filed as Exhibit 6 in initial N-1A filing on December 4, 1997, accession number 0001004402-97-000244).

           (7)   None.

           (8) (a)* Form of Transfer Agency Agreement between Registrant and Forum Financial Corp. (filed as Exhibit 8(a) in initial N-1A filing on December 4, 1997, accession number 0001004402-97- 000244).

                    (b) Form of Custodian Agreement between Registrant and BankBoston (filed herewith).

           (9)* Form of Administration Agreement between Registrant and Forum Administrative Services, LLC (filed as Exhibit 9 in initial N-1A filing on December 4, 1997, accession number 0001004402-97- 000244)

           (10)     Opinion of counsel to Registrant (filed herewith).

           (11)     Consent of independent auditors (filed herewith).

           (12)     None.

           (13) Investment Representation letter of original purchaser of shares of Registrant (filed herewith).

           (14)     Not Applicable.

           (15)* Form of Proposed Rule 12b-1 Plan (filed as Exhibit 9 in PreEA No.2 filing on March 4, 1998, accession number 0001004402-98-000161).

           (16)     None.

           Other Exhibits:
                  Power of  Attorney of Jay Brammer  (filed  herewith).
                  Power of Attorney of J.B. Goodwin (filed herewith).
                  Power of Attorney of Christopher W. Hamm (filed herewith). Power of Attorney of Robert Stillwell (filed herewith). Power of Attorney of John Y. Keffer (filed herewith).



ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES AS OF MARCH 1, 1998

                                             NUMBER OF RECORD HOLDERS
           Government Bond Fund                       1
           Corporate Bond Fund                        1
           Growth Equity Fund                         1
           Value Equity Fund                          1

ITEM 27. INDEMNIFICATION.

           In accordance with Section 3803 of the Delaware Business Trust Act,

SECTION 10.02 of the Registrant's Trust Instrument provides as follows:

SECTION 10.02  INDEMNIFICATION.

                      (a) Subject to the exceptions and limitations contained in Subsection 10.02(b): (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                      (b) No indemnification shall be provided hereunder to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (x) by the court or other body approving the settlement; (y) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (z) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

                      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a Person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other Persons may be entitled by contract or otherwise under law.

                      (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02;
                      provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 10.02.

Section 4 of the Investment Advisory Agreement provides in substance as follows:

SECTION 4.  STANDARD OF CARE

                      The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust, and as an inducement to the Adviser's undertaking these services the Adviser shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, breach of fiduciary duty, willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder and except as otherwise provided by law.

Section 3 of the Administration Agreement provides as follows:

SECTION 3.  STANDARD OF CARE AND RELIANCE

                      (a) Forum shall be under no duty to take any action except as specifically set forth herein or as may be specifically agreed to by Forum in writing. Forum shall use its best judgment and efforts in rendering the services described in this Agreement. Forum shall not be liable to the Trust or any of the Trust's shareholders for any action or inaction of Forum relating to any event whatsoever in the absence of bad faith, willful misfeasance or gross negligence in the performance of Forum's duties or obligations under this Agreement or by reason of Forum's reckless disregard of its duties and obligations under this Agreement.

                      (b) The Trust agrees to indemnify and hold harmless Forum, its employees, agents, directors, officers and managers and any person who controls Forum within the meaning of section 15 of the Securities Act or section 20 of the Securities Exchange Act of 1934, as amended, ("Forum

                      Indemnitees") against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character arising out of or in any way related to Forum's actions taken or failures to act with respect to a Fund that are consistent with the standard of care set forth in Section 3(a) or based, if applicable, on good faith reliance upon an item described in Section 3(d) (a "Claim"). The Trust shall not be required to indemnify any Forum Indemnitee if, prior to confessing any Claim against the Forum Indemnitee, Forum or the Forum Indemnitee does not give the Trust written notice of and reasonable opportunity to defend against the claim in its own name or in the name of the Forum Indemnitee.

                      (c) Forum agrees to indemnify and hold harmless the Trust, its employees, agents, trustees and officers against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character arising out of Forum's actions taken or failures to act with respect to a Fund that are not consistent with the standard of care set forth in Section 3(a). Forum shall not be required to indemnify the Trust if, prior to confessing any Claim against the Trust, the Trust does not give Forum written notice of and reasonable opportunity to defend against the claim in its own name or in the name of the Trust.

                      (d) A Forum Indemnitee shall not be liable for any action taken or failure to act in good faith reliance upon:

                      (i) the advice of the Trust or of counsel, who may be counsel to the Trust or counsel to Forum, and upon statements of accountants, brokers and other persons reasonably believed in good faith by Forum to be experts in the matter upon which they are consulted;

                      (ii) any oral instruction which it receives and which it reasonably believes in good faith was transmitted by the person or persons authorized by the Board to give such oral instruction. Forum shall have no duty or obligation to make any inquiry or effort of certification of such oral instruction;

                      (iii) any written instruction or certified copy of any resolution of the Board, and Forum may rely upon the genuineness of any such document or copy thereof reasonably believed in good faith by Forum to have been validly executed; or

                      (iv) any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other document reasonably believed in good faith by Forum to be genuine and to have been signed or presented by the Trust or other proper party or parties;

                      and no Forum Indemnitee shall be under any duty or obligation to inquire into the validity or invalidity or authority or lack thereof of any statement, oral or written instruction, resolution, signature, request, letter of transmittal, certificate, opinion of counsel, instrument, report, notice, consent, order, or any other document or instrument which Forum reasonably believes in good faith to be genuine.

                      (e) Forum shall not be liable for the errors of other service providers to the Trust including the errors of printing services (other than to pursue all reasonable claims against the pricing service based on the pricing services' standard contracts entered into by Forum) and errors in information provided by an investment adviser (including prices and pricing formulas and the untimely transmission of trade information), custodian or transfer agent to the Trust.

Sections 7 and 8 of the Distribution Services Agreement provide:

SECTION 7.  STANDARD OF CARE

                      (a) The Distributor shall use its best judgment and reasonable efforts in rendering services to the Trust under this Agreement but shall be under no duty to take any action except as specifically set forth herein or as may be specifically agreed to by the Distributor in writing. The Distributor shall not be liable to the Trust or any of the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment, or for any action or inaction of the
                      Distributor in the absence of bad faith, willful misfeasance or gross negligence in the performance of the Distributor's duties or obligations under this Agreement or by reason or the Distributor's reckless disregard of its duties and obligations under this Agreement

                      (b) The Distributor shall not be liable for any action taken or failure to act in good faith reliance upon:

                      (i) the advice of the Trust or of counsel, who may be counsel to the Trust or counsel to the Distributor;

                      (ii) any oral instruction which it receives and which it reasonably believes in good faith was transmitted by the person or persons authorized by the Board to give such oral instruction (the Distributor shall have no duty or obligation to make any inquiry or effort of certification of such oral instruction);

                      (iii) any written instruction or certified copy of any resolution of the Board, and the Distributor may rely upon the genuineness of any such document or copy thereof reasonably believed in good faith by the Distributor to have been validly executed; or

                      (iv) any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other document reasonably believed in good faith by the Distributor to be genuine and to have been signed or presented by the Trust or other proper party or parties;

                      and the Distributor shall not be under any duty or obligation to inquire into the validity or invalidity or authority or lack thereof of any statement, oral or written instruction, resolution, signature, request, letter of transmittal, certificate, opinion of counsel, instrument, report, notice, consent, order, or any other document or instrument which the Distributor reasonably believes in good faith to be genuine.

                      (c) The Distributor shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties, fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply. In addition, to the extent the Distributor's obligations hereunder are to oversee or monitor the activities of third parties, the Distributor shall not be liable for any failure or delay in the performance of the Distributor's duties caused, directly or indirectly, by the failure or delay of such third parties in performing their respective duties or cooperating reasonably and in a timely manner with the Distributor.

SECTION 8.  INDEMNIFICATION

                      (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

                      After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

                      (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

                      (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

                      (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading,  if such  statement  or  omission  was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

                      (ii) any act of, or omission by, Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

                      (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

                      (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

                      (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

                      (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

                      (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

                      (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

Forum Investment Advisors, LLC

           The descriptions of Forum Investment Advisors, LLC under the caption "Management-Adviser" in the Prospectus and Statement of Additional
           Information relating to the Government Bond Fund, Corporate Bond Fund, Growth Equity Fund and Value Equity Fund, constituting certain of Parts A and B, respectively, of the Registration Statement are incorporated by reference herein.

           The following are the directors and officers of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections which are of a substantial nature.

John Y. Keffer

Forum Holdings Corp., Member. Forum Financial Group, LLC., Member. Both Forum Holdings Corp. and Forum Financial Group, LLC are controlled by John Y. Keffer, President and Secretary of Forum Financial Services, Inc. and of Forum Financial Corp. Mr. Keffer is a director and/or officer of various registered investment companies for which Forum Financial Services, Inc. serves as distributor.

William J. Lewis, Director.

Director of Forum Investment Advisors, LLC.

Sara M. Morris, Treasurer.

Chief Financial Officer, Forum Financial Services, Inc. Ms. Morris serves as an officer of several other Forum affiliated companies. Ms. Morris also serves as an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor.

David I. Goldstein, Secretary.

General Counsel, Forum Financial Group, LLC. Mr. Goldstein serves as an officer of several other Forum affiliated companies. Mr. Goldstein also serves as an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor.

Dana A. Lukens, Assistant Secretary.

Corporate Counsel, Forum Financial Group, LLC. Mr. Lukens also serves as an officer of several other Forum affiliated companies.

Margaret J. Fenderson, Assistant Treasurer.

Corporate Accounting Manager, Forum Financial Group, LLC. Ms. Fenderson also serves as an officer of several other Forum affiliated companies.

I. The following are the directors and officers of The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, 60675, including any business connections of a substantial nature which they have had in the past two (2) fiscal years.

Duane L. Burnham, Director
Director, Northern Trust Corporation, 50 S. LaSalle Street, Chicago, IL 60605; Chairman and Chief Executive Officer of Abbott Laboratories, 100 Abbott Park Road, Abbott Park, IL 60064-3500.

Dr. Dolores E. Cross, Director
Director, Northern Trust Corporation, 50 S. LaSalle Street, Chicago, IL 60605; President, GE Fund, General Electric Company, 3135 Easton Turnpike, Fairfield, CT 06432.

Susan Crown, Director
Director, Northern Trust Corporation, 50 S. LaSalle Street, Chicago, IL 60605; Vice President, Henry Crown and Company, 222 N. LaSalle Street, Ste. 2000, Chicago, IL 60601.

John R. Goodwin, Senior Vice President

Robert S. Hamada, Director
Director, Northern Trust Corporation, 50 S. LaSalle Street, Chicago, IL 60605; Dean, Edward Eagle Brown Distinguished Service Professor of Finance, The University of Chicago Graduate School of Business, 1101 East 58th Street, Chicago, IL 60637; Director, A.M. Castle & Co., 3400 North Wolf Road, Franklin Park, IL 60131; Director, Chicago Board of Trade, 141 West Jackson Boulevard, Chicago, IL 60604.

Barry G. Hastings, President, Chief Operating Officer & Director
President, Chief Operating Officer and Director,  Northern Trust Corporation, 50
S. LaSalle Street, Chicago, IL 60605; Director, Northern Trust Securities, Inc., 50 S. LaSalle Street, Chicago, IL 60605; Director, Northern Trust of California Corporation, 355 S. Grand Avenue, Los Angeles, CA 90017; Vice Chairman of the Board & Director, Northern Trust of Florida Corporation, 700 Brickell Avenue, Miami, FL 33131; Director, Nortrust Realty Management, Inc., 50 South LaSalle Street, Chicago, IL 60675.

Robert A. Helman, Director
Director, Northern Trust Corporation, 50 S. LaSalle Street, Chicago, IL 60675; Partner, Mayer, Brown & Platt, 190 S. LaSalle Street, 38th Fl., Chicago, IL 60603; Governor, Chicago Stock Exchange, One Financial Plaza, 440 S. LaSalle St., Chicago, IL 60605; Director, The Horsham Corporation, 24 Hazelton Avenue, Toronto, Ontario, Canada M5R 2E2; Director, Alberta Natural Gas Company, Ltd., 2900, 240 Fourth Ave., N.W., Calgary, Alberta, Canada T2P 4L7; Director, Brambles USA, Inc., 400 N. Michigan Avenue, Chicago, IL 60611.

Arthur L. Kelly, Director
Director, Northern Trust Corporation, 50 S. LaSalle Street, Chicago, IL 60675; Managing Partner, KEL Enterprises Ltd., Two First National Plaza, 20 S. Clark Street, Ste. 2222, Chicago, IL 60603; Director, Bayerische Motoren Werke(BMW) A.G. BMW Haus Petuelring 130 Postfach 40 02 40, D-8000 Munich 40 Germany; Director, Deere & Company, John Deere Rd., Moline, IL 61265; Director, Nalco Chemical Company, One Nalco Center, Naperville, IL 60563-1198; Director, Snap-on Incorporated, 2801 80th Street, Kenosha, WI 53140; Director, Tejas Gas Corporation, 1301 McKinney St., Houston, TX 77010.

Frederick A. Krehbiel, Director
Director, Northern Trust Corporation, 50 South LaSalle Street, Chicago, IL 60675; Chairman and Chief Executive Officer, Molex Incorporated, 2222 Wellington Court, Lisle, IL 60532-1682; Director, Nalco Chemical Company, One Nalco Center, Naperville, IL 60563-1198; Director, Tellabs, Inc., 4951 Indiana Avenue, Lisle, IL 60532.

Roger W. Kushla, Senior Vice President
Director, The Northern Trust Company of New York, 40 Broad Street, 8th Fl., New York, NY 10004.

Robert A. LaFleur, Senior Vice President

Thomas L. Mallman, Senior Vice President

James J. Mitchell, III, Executive Vice President Director, The Northern Trust Company of New York, 40 Broad Street, 8th Fl., New York, NY 10004.

William G. Mitchell, Director
Director, Northern Trust Corporation, 50 South LaSalle Street, Chicago, IL 60675; Director, The Interlake Corporation, 7701 Harger Road, Oak Brook, IL 60521-1488; Director, Peoples Energy Corporation, 122 South Michigan Avenue, Chicago, IL 60603; Director, The Sherwin-Williams Company, 101 Prospect Avenue, N.W., Cleveland, OH 44115-1075.

Edward J. Mooney, Director
Director, Northern Trust Corporation, 50 S. LaSalle, Chicago, IL 60675; Chairman, Chief Executive Officer, President & Director, Nalco Chemical Company, One Nalco Center, Naperville, IL 60563-1198; Director, Morton International, Inc., 100 North Riverside Plaza, Chicago, IL 60605.

William A. Osborn, Chairman and Chief Executive Officer
Director, Northern Trust Corporation, 50 S. LaSalle Street, Chicago, IL 60675; Director, Northern Trust of California Corporation, 355 S. Grand Avenue, Los Angeles, CA 90017; Director, Nortrust Realty Management Inc., 50 S. LaSalle St., Chicago, IL 60675; Director, Northern Futures Corporation, 50 South LaSalle Street, Chicago, IL 60675.

Sheila A. Penrose, Executive Vice President
Director, Northern Trust Global Advisors, Inc., 29 Federal Street, Stamford, CT 06901.

Perry R. Pero, Senior Executive Vice President, Chief Financial Officer and Cashier Director, Northern Futures Corporation, 50 South LaSalle Street,
Chicago, IL 60675; Director, Northern Trust Global Advisors, Inc., 29 Federal Street Stamford, CT 06901; Director, Northern Trust Securities, Inc., 50 South LaSalle Street, Chicago, IL 60675; Director, Nortrust Realty Management, Inc., 50 South LaSalle Street, Chicago, IL 60675.

Peter L. Rossiter, Executive Vice President and General Counsel
Director, Consolidated Communications Inc., Illinois Consolidated Telephone Company, 121 S. 17th Street, Mattoon, IL 61938; Executive Vice President and General Counsel, Northern Trust Corporation, 50 South LaSalle Street, Chicago, IL 60675.

Harold B. Smith, Director
Chairman of the Executive Committee, Illinois Tool Works Inc., 3600 West Lake Avenue, Glenview, IL 60025-5811; Director, Northern Trust Corporation, 50 South LaSalle Street, Chicago, IL 60675; Director, W. W. Grainger, Inc., 5500 West Howard Street, Skokie, IL 60077; Trustee, Northwestern Mutual Life Insurance Co., 720 East Wisconsin Avenue, Milwaukee, WI 53202.

William D. Smithburg, Director
Director, Northern Trust Corporation, 50 South LaSalle Street, Chicago, IL 60675; Director, Abbott Laboratories, One Abbott Park Road, Abbott Park, IL
60675; Director, Corning Incorporated, Corning, NY 14831; Director, Prime Capital Corporation, P.O. Box 8460, Rolling Meadows, IL 60008.

James M. Snyder, Executive Vice President

Bide L. Thomas, Director
Director, Northern Trust Corporation, 50 South LaSalle Street, Chicago, IL 60675; Director, MYR Group Inc. (formerly L.E. Myers Company), 2550 W. Golf Rd., Rolling Meadows, IL 60008; Director, R. R. Donnelley & Sons Company, 77 West Wacker Drive, Chicago, IL 60601.

II. The following are the directors and officers of Conseco Capital Management, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032, including any business connections of a substantial nature which they have had in the past two
(2) fiscal years.

Ms. Nora Ann Bammann, Vice President

Mr. Maxwell Bublitz, President, Chief Executive Officer and Director

Mr. Andrew S. Chow, Vice President

Mr. Joseph F. DeMichele, Vice President

Mr. Rollin M. Dick, Director
Director, Executive Vice President and Chief Financial Officer, American Life Holding Company, 11825 N. Pennsylvania Street, Carmel, IN 46032; Director and Executive Vice President, American Life & Casualty Insurance Company, 11825 N. Pennsylvania Street, Carmel, IN 46032 ; Executive Vice President, American Life & Casualty Marketing Division Company, 11825 N. Pennsylvania Street, Carmel, IN 46032; Director and Executive Vice President, Vulcan Life Insurance Company, 11825 N. Pennsylvania Street, Carmel, IN 46032; Director, Executive Vice President and Chief Financial Officer, CCP II Holdings Corp., 11825 N. Pennsylvania Street, Carmel, IN 46032; Director, Executive Vice President and Chief Financial Officer, CNC Real Estate Inc., 11825 N. Pennsylvania Street, Carmel, IN 46032; Director, Marketing Distribution Systems Consulting Group, Inc., 11825 N. Pennsylvania Street, Carmel, IN 46032; Director, MDS of New
Jersey, Inc., 11825 N. Pennsylvania Street, Carmel, IN 46032; Director and Executive Vice President, Conseco Private Capital Group, Inc., 11825 N. Pennsylvania Street, Carmel, IN 46032; Director, Executive Vice President and Chief Financial Officer, Beneficial Standard Life Insurance Company, 11825 N. Pennsylvania Street, Carmel, IN 46032; Director, Conseco Mortgage Capital, Inc., 11825 N. Pennsylvania Street, Carmel, IN 46032; Director, Executive Vice President and Chief Financial Officer, Jefferson National Life Insurance Company of Texas, 11825 N. Pennsylvania Street, Carmel, IN 46032; Director, Executive Vice President and Chief Financial Officer, Great American Reserve Insurance Company, 11825 N. Pennsylvania Street, Carmel, IN 46032;; Director, Executive Vice President and Chief Financial Officer, Conseco Partnership Management, Inc., 11825 N. Pennsylvania Street, Carmel, IN 46032; Director and Vice Chairman, Conseco Risk Management, Inc., 11825 N. Pennsylvania Street, Carmel, IN 46032; Director, Treasurer and Executive Vice President, Conseco Securities, Inc., 11825 N. Pennsylvania Street, Carmel, IN 46032; Director, Executive Vice President and Chief Financial Officer, National Fidelity Life Insurance Company, 11825 N. Pennsylvania Street, Carmel, IN 46032; Director, Executive Vice President and Chief Financial Officer, Bankers National Life Insurance Company, 11825 N. Pennsylvania Street, Carmel, IN 46032; Director, Executive Vice President and Chief Financial Officer, Conseco, Inc., 11825 N. Pennsylvania Street, Carmel, IN 46032; Director, Executive Vice President and Chief Financial Officer, Lincoln American Life Insurance Company, 11825 N. Pennsylvania Street,

Carmel, IN 46032; Director, Brightpoint, Inc., 6402 Corporate Drive, Indianapolis, IN 46278; Director, General Acceptance Corporation, 1025 Acuff Road, Ste. 400, Bloomington, IN 47404; Director and Executive Vice President, Administrators Service Corporation, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, American Life Holdings, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, American Travellers Life Insurance Company, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Anchor Corporation, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director and Executive Vice President, Association Management Corporation, 11825 N.
Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Automobile Underwriters Corporation, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Automobile Underwriters, Incorporated, 11825 N.
Pennsylvania Street, Carmel, Indiana 46032; Director, Avantec, Inc., 655 West Carmel Drive, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Bankers Life and Casualty Company, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Bankers Life Insurance Company of Illinois, 11825
N. Pennsylvania Street, Carmel, Indiana 46032; Director and Executive Vice President, Business Information Group, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, President and Treasurer, CNC Entertainment Nevada, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, C.P. Real Estate Services Corp., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, CRM Acquisition Company, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Capitol American Financial Corporation, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Capitol American Life Insurance Company, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Capitol Insurance Company of Ohio, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Capitol National Life Insurance Company, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Certified Life Insurance Company, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Colonial Penn Life Insurance Company, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Connecticut National Life Insurance Company, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Conseco Capital Management, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Conseco Entertainment, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Conseco Global Investments, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Conseco Group Risk Management Company, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Conseco Life Insurance Company, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President, Chief Financial Officer and Treasurer, Conseco Life Insurance Company of New
York, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Executive Vice President and Chief Financial Officer, Conseco Marketing, L.L.C., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Conseco Private Capital Group, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Treasurer, Executive Vice President and Chief Financial Officer, Conseco Services, L.L.C., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director and Executive Vice President, Conseco Teleservices, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Conseco Travel Services, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Continental Life & Accident Company, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Continental Life Insurance Company, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director and Executive Vice President, Continental Marketing Corporation of Illinois, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director and Executive Vice President, DBP of Nevada, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director and Executive Vice President, Design Benefit Plans, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director and Executive Vice President, Design Benefit Plans of Oregon, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director and Executive Vice President, Direct Financial Services, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Diversified National Corporation, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Eagle Mortgage Company, Inc., 11825 N. Pennsylvania Street,

Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Eagles' National Corporation, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Frontier National Life Insurance Company, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, General Acceptance Corporation, 1025 Acuff Road, Suite 400, Bloomington, Indiana 47404; Director, Executive Vice President and Chief Financial Officer, Hawthorne Advertising Agency Incorporated, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Health and Life Insurance Company of America, 11825
N. Pennsylvania Street, Carmel, Indiana 46032; Director and Executive Vice President, Healthscope, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Independent Processing Services, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director and Executive Vice President, Independent Savers Plan, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Integral Technologies, Inc., 9855 Crosspointe Blvd., Suite 401, Indianapolis, Indiana 46256; Director and Executive Vice President, Integrated Networks, Inc., 11825
N. Pennsylvania Street, Carmel, Indiana 46032; Director, Interart, Inc., 1145 Sunrise Greetings Court, Bloomington, Indiana 47402; Director, InveStar Insurance Agency, Inc. (OH); Director, Executive Vice President and Chief Financial Officer, KP Acquisition Corporation, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Key-Art Publishing Corp., 8383 Craig Street, Suite 290, Indianapolis, Indiana 46250; Director, Executive Vice President and Chief Financial Officer, Lamar Life Insurance Company, 11825 N. Pennsylvania
Street, Carmel, Indiana 46032; Director and Executive Vice President, MNL Marketing Corporation, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Manhattan National Life Insurance Company, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Monroe Guaranty Corporation, 11590 North Meridian St., Ste. 300, Carmel, Indiana 46032; Executive Vice President, Chief Financial Officer and Treasurer, NACT, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director and Executive Vice President, National Benefit Plans, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, National Group Life Insurance Group, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director and Executive Vice President, Network Air Medical Systems, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, NewVoice Communications, Inc., 3900 South Old State Road 37, Bloomington, Indiana 47401; Director and Executive Vice President, PL Holdings, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director and Executive Vice President, Partners Health Group, Inc., 11825
N. Pennsylvania Street, Carmel, Indiana 46032; Director and Executive Vice President, Personal Healthcare, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Philadelphia Life Insurance Company, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director and Executive Vice President, Pioneer Financial Services, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Pioneer Life Insurance Company, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director and Executive Vice President, Pioneer Savers Plan, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Powerway, Inc., 6919 Hillsdale Court, Indianapolis, Indiana 46250; Director and Executive Vice President, Preferred Health Choice, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Providential Life Insurance Company, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director and Executive Vice President, Response Air Ambulance Network, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director and Executive Vice President, Target Ad Group, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Techno, Company d/b/a/ Statesman Data Services, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Tier 4 Partners, L.L.C., 320 West 8th Street, Suite 100, Bloomington, Indiana 47404; Director and Executive Vice President, The Nations Health Plan, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, U.S. Insurance Marketing, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, United General Life Insurance Company, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director and Executive Vice President, United Group Holdings, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director and Executive Vice President, United Life Holdings, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, United Presidential Corporation, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, United Presidential Life Insurance Company, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, United-States Power Engineering Power Company, LLC, 3520 N. Washington Boulevard, Indianapolis, Indiana 46205; Director, Executive Vice President and Chief Financial Officer, Wabash Life Insurance Company, 11825

N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Washington National Corporation, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Washington National Development Company, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Washington National Financial Services, Inc., 11825
N. Pennsylvania Street, Carmel, Indiana 46032; Director, Executive Vice President and Chief Financial Officer, Washington National Insurance Company, 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Weiss Communications, 6081 East 82nd Street, Suite 401, Indianapolis, Indiana 46250; Director, Wells & Company, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032; Director, Wellsco, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

Mr. Steven English, Chief Financial Officer, Treasurer and Second Vice President

Mr. William Ficca, Vice President, Director of Research

Mr. Albert Gutierrez, Senior Vice President

Mr. William Latimer, Vice President, Secretary & Director
Vice President, Secretary and Director, GARCO Equity Sales, Inc., 11825 N. Pennsylvania Street, Carmel, IN 46032; Vice President, Secretary and Director, MDS Securities, Morris Plains, NJ.

Mr. Thomas Meyers, Senior Vice President, Director of Marketing
Senior Vice President, Conseco Mortgage Capital, Inc., 11825 N. Pennsylvania Street Carmel, IN 46032.

Mr. Thomas J. Pence, Vice President

Mr. See Yeng Quek, Vice President

Mr. Gregory Hahn, Senior Vice President, Portfolio Manager

Mr. Gordon N. Smith, Vice President, Portfolio Manager

Mr. Andrew Sommers, Vice President

III. The following are the directors and officers of Davis Hamilton, Inc., d/b/a Davis Hamilton Jackson & Associates, Two Houston Center, 909 Fannin, Ste. 550, Houston, Texas 77010, including any business connections of a substantial nature which they have had in the past two (2) fiscal years.

Mr. Jack R. Hamilton, President and Shareholder

Mr. Robert C. Davis, Secretary, Treasurer and Shareholder

Mr. Alfred Jackson, Principal and Shareholder

Mr. James P. Webb, Principal and Shareholder

Ms. Carla J. Evans, Vice President - Administration

Mr. Jeffrey L. Sarff, Chief Operating Officer

IV. The following are the directors and officers of Beutel, Goodman Capital Management, 5847 San Felipe, Ste. 4550, Houston, Texas 77057-3011, including any business connections of a substantial nature which they have had in the past two
(2) fiscal years.

Mr. Robert F. McFarland, Chairman, Member of the Management Committee

Director and Chairman, Value Corp., 5847 San Felipe, Ste. 4550, Houston, TX 77057; Member, Board of Directors, Beutel, Goodman & Company, Ltd, 20 Eglinton Avenue West, Ste. 2000, Toronto, Ontario MAR-1K8.

Mr. Richard J. Andrews, President, Treasurer and Member of the Management Committee Director, Edna Gladney Fund, 2300 Hemphill, Ft. Worth, TX 76110; Director, U.S. Coast Guard Academy Alumni Association, 15 Monhegan Avenue, New London, CT 06230-4195; Vice President, Beutel Goodman America, Inc., 5847 San Felipe, Ste. 4550, Houston, TX 77057-3011, President, Treasurer and Director, Value Corp., 5847 San Felipe, Ste. 4550, Houston, TX 77057.

Mr. Carl Dinger, III, Vice President

Mr. John P. Ferguson, Vice President and Member of the Management Committee
Vice President and Director, Value Corp., 5847 San Felipe, Ste. 4550, Houston, TX 77057; Trustee, Memorial Hermann Foundation, 7737 Southwest Freeway, Houston, TX 77074; Advisory Trustee, Houston Ballet, 1921 West Bell, Houston, TX 77219.

Mr. Frank McReynolds Wozencraft, Jr., Vice President
Member, Board of Directors, DePelchin Children's Center, 100 Sandman, Houston, TX 77007.

Mr. Keith McRedmond, Vice President

Mr. Stephen H. Pouns, Vice President and Member of the Management Committee
Vice President and Director, Value Corp., 5847 San Felipe, Ste. 4550, Houston, TX 77057; Trustee, Memorial Hospital System, 7737 Southwest Freeway, Suite 250, Houston, TX 77074; Director, Memorial Foundation, 7737 Southwest Freeway, Ste. 250, Houston, TX 77074; Director, The Methodist Home, 1111 Herring Avenue, Waco, TX.



Ms. Suzanne L. Babin, Vice President



Mr. Forrest B. Bruch, II, Vice President

Mr. Harper B. Trammell, Vice President
Trustee, The Trammell Foundation, 4265 San Felipe, Houston, TX 77027; Member, Board of Governors, The Fondren Foundation, P.O. Box 2558, Houston, TX 77252-8037..

ITEM 29. PRINCIPAL UNDERWRITER.

           (a) Forum Financial Services, Inc., Registrant's underwriter, serves as underwriter to Core Trust (Delaware), The CRM Funds, The Cutler Trust, Forum Funds, The Highland Family of Funds, Monarch Funds, Norwest Funds, Norwest Select Funds and Sound Shore Fund, Inc.

           (b) John Y. Keffer, President of Forum Financial Services, Inc., is the Chairman and President of the Registrant. Sara M. Morris is the Treasurer of Forum Financial Services. David I. Goldstein, Secretary of Forum Financial Services, Inc., is the Secretary of the Registrant. Margaret J. Fenderson is the Assistant Treasurer of Forum Financial Services, Inc. and Dana Lukens is the Assistant Secretary of Forum Financial Services, Inc. Their business address is Two Portland Square, Portland, Maine 04101.

           (c) Not Applicable.

ITEM 30. LOCATION OF BOOKS AND RECORDS.

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Financial Corp., Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, BankBoston, 100 Federal Street, Boston, Massachusetts 02106. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 28 hereof.

ITEM 31. MANAGEMENT SERVICES.

Not Applicable.

ITEM 32. UNDERTAKINGS.

           (i) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the latter of the effective date of Registrant's Securities Act of 1933 Registration Statement relating to the prospectuses offering those shares or the commencement of public shares of the respective shares; and,

           (ii) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland, and State of Maine on the 13th day of March, 1998.


                                         MEMORIAL FUNDS

                                         Christopher W. Hamm, President*

                                         *By:   /s/ Max Berueffy
                                            ------------------------
                                             Max Berueffy, Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons on the 13th day of March, 1998.

                      SIGNATURES                          TITLE

(a)          Principal Executive Officer


              /s/ Max Berueffy                            Vice President
              ---------------------------                 and Secretary
              Max Berueffy

(b)           Principal Financial and
              Accounting Officer


              /s/ Richard C. Butt                         Vice President and
              ---------------------------                 Assistant Treasurer
              Richard C. Butt


(c)           All of the Trustees

              Jay Brammer*                          Trustee
              J.B. Goodwin*                         Trustee
              Christopher W. Hamm*                  Trustee
              John Y. Keffer*                       Trustee
              Robert Stillwell*                     Trustee


            *By: /s/ Max Berueffy
               --------------------------
                Max Berueffy, Attorney-in-Fact



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                               INDEX TO EXHIBITS

                                                                     Sequential
Exhibit                                                              Page Number
-------                                                              -----------

(8()b)     Form of Custodian Agreement between Registrant and BankBoston

(10)       Opinion of counsel to Registrant

(11)       Consent of independent auditors

(13) Investment Representation letter of original purchaser of shares of Registrant

Other Exhibits:
           Power of Attorney of Jay Brammer
           Power of Attorney of J.B. Goodwin
           Power of Attorney of Christopher W. Hamm
           Power of Attorney of Robert Stillwell
           Power of Attorney of John Y. Keffer